As Filed with the U.S. Securities and Exchange Commission on May 30, 2008

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 76 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 76 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of rule 485

[ ]   on (date) pursuant to paragraph (b)(1)(v) of rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of rule 485

[X]   on August 1, 2008 pursuant to paragraph (a)(1) of rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2) of rule 485

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS
                                    INVESTOR CLASS AND H-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2008

--------------------------------------------------------------------------------
                              DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------
NOVA                                                       MID-CAP 1.5x STRATEGY
S&P 500                                                 INVERSE MID-CAP STRATEGY
INVERSE S&P 500 STRATEGY                           RUSSELL 2000(R) 1.5x STRATEGY
NASDAQ-100(R) (FORMERLY, OTC)                                    RUSSELL 2000(R)
INVERSE NASDAQ-100(R) STRATEGY                  INVERSE RUSSELL 2000(R) STRATEGY
(FORMERLY, OTC STRATEGY)
--------------------------------------------------------------------------------
                           INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

EUROPE 1.25x STRATEGY                                          JAPAN 2x STRATEGY

--------------------------------------------------------------------------------
                               FIXED INCOME FUNDS
--------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x                                    HIGH YIELD STRATEGY
STRATEGY                                             INVERSE HIGH YIELD STRATEGY
INVERSE GOVERNMENT LONG
BOND STRATEGY
--------------------------------------------------------------------------------

                                MONEY MARKET FUND
--------------------------------------------------------------------------------
                          U.S. GOVERNMENT MONEY MARKET

--------------------------------------------------------------------------------
                                                        [RYDEX INVESTMENTS LOGO]
                                               ESSENTIAL FOR MODERN MARKETS (TM)

--------------------------------------------------------------------------------
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

      DOMESTIC EQUITY FUNDS

      Nova Fund                                                               X
      S&P 500 Fund                                                            X
      Inverse S&P 500 Strategy Fund                                           X
      NASDAQ-100(R) Fund                                                      X
      Inverse NASDAQ-100(R) Strategy Fund                                     X
      Mid-Cap 1.5x Strategy Fund                                              X
      Inverse Mid-Cap Strategy Fund                                           X
      Russell 2000(R) 1.5x Strategy Fund                                      X
      Russell 2000(R) Fund                                                    X
      Inverse Russell 2000(R) Strategy Fund                                   X

      INTERNATIONAL EQUITY FUNDS

      Europe 1.25x Strategy Fund                                              X
      Japan 2x Strategy Fund                                                  X

      FIXED INCOME FUNDS                                                      X

      Government Long Bond 1.2x Strategy Fund                                 X
      Inverse Government Long Bond Strategy Fund                              X
      High Yield Strategy Fund                                                X
      Inverse High Yield Strategy Fund                                        X

      MONEY MARKET FUND

      U.S. Government Money Market Fund                                       X

      PRINCIPAL RISKS OF INVESTING IN THE FUNDS                              XX

      DESCRIPTIONS OF PRINCIPAL RISKS                                        XX

      FUND PERFORMANCE                                                       XX

      FUND FEES AND EXPENSES                                                 XX

      MORE INFORMATION ABOUT THE FUNDS                                       XX

      BENCHMARKS AND INVESTMENT METHODOLOGY                                  XX

      SHAREHOLDER INFORMATION                                                XX

      TRANSACTION INFORMATION                                                XX

      BUYING FUND SHARES                                                     XX

      SELLING FUND SHARES                                                    XX

      EXCHANGING FUND SHARES                                                 XX

      RYDEX ACCOUNT POLICIES                                                 XX

      DISTRIBUTION AND SHAREHOLDER SERVICES                                  XX

      DIVIDENDS AND DISTRIBUTIONS                                            XX

      TAX INFORMATION                                                        XX

      MANAGEMENT OF THE FUNDS                                                XX

      FINANCIAL HIGHLIGHTS                                                   XX

      INDEX PUBLISHERS INFORMATION                                           XX

      ADDITIONAL INFORMATION                                                 XX

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                              INVESTOR CLASS SHARES

                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS

INTERNATIONAL EQUITY FUNDS

FIXED INCOME FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes the Investor Class Shares and the H-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Inverse NASDAQ-100(R) Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund, and Inverse Russell 2000(R) Strategy Fund

INTERNATIONAL  EQUITY FUNDS - Europe 1.25x  Strategy  Fund and Japan 2x Strategy
Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Investor Class and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

NOVA FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYNVX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Nova Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500 Index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Nova Fund is appropriate for investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

S&P 500 FUND
--------------------------------------------------------------------------------
H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P 500 Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to
collateralize   its   derivative   positions.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The S&P 500 Fund is appropriate for investors who expect the S&P 500 Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes down.

PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE S&P 500 STRATEGY FUND
--------------------------------------------------------------------------------

INVESTOR CLASS (RYURX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $708 million to $511.9 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse S&P 500 Strategy Fund is appropriate for investors who expect the S&P 500 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500 Index goes up.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

NASDAQ-100(R) FUND (FORMERLY, OTC FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYOCX)

FUND OBJECTIVE

The NASDAQ-100(R) Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The NASDAQ-100(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the NASDAQ-100 Index(R) and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the NASDAQ-100(R) Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The NASDAQ-100(R) Fund is appropriate for investors who expect the NASDAQ-100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes down.

PRINCIPAL RISKS

The NASDAQ-100(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Industry Concentration Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE NASDAQ-100(R) STRATEGY FUND (FORMERLY, INVERSE OTC STRATEGY FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYAIX)

FUND OBJECTIVE

The Inverse NASDAQ-100(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the NASDQ-100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse NASDAQ-100(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may also invest in American Depositary Receipts to gain inverse exposure to the underlying index. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The NASDAQ-100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with a capitalization range of $2.9 billion to $333.1 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse NASDAQ-100(R) Strategy Fund is appropriate for investors who expect the NASDAQ-100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the NASDAQ-100 Index(R) goes up.

PRINCIPAL RISKS

The Inverse NASDAQ-100(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Industry Concentration Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

MID-CAP 1.5X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYMDX)

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the S&P MidCap 400 Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Mid-Cap 1.5x Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400 Index goes down.

PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE MID-CAP STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYMHX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. The Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with a capitalization range of $342 million to $12.3 billion as of December 31, 2007. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Mid-Cap Strategy Fund is appropriate for investors who expect the S&P MidCap 400 Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400 Index goes up.

PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

RUSSELL 2000(R) 1.5X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYMKX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell 2000(R) 1.5x Strategy Fund is appropriate for investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------
H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Russell 2000(R) Index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Russell  2000(R) Fund is  appropriate  for  investors who expect the Russell
2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE RUSSELL 2000(R) STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYSHX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Inverse Russell 2000(R) Strategy Fund is appropriate for investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS

The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

EUROPE 1.25X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYEUX)

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the underlying index is increasing. When the value of the underlying index is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Dow Jones STOXX 50(R) Index and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of a capitalization range of $35.2 billion to $231 billion as of December 31, 2007. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Europe 1.25x Strategy Fund is appropriate for investors who expect the Dow Jones STOXX 50(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50(R) Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Currency Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Geographic Concentration in Europe Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Status of Regulated Investment Company Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

JAPAN 2X STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYJHX)

FUND OBJECTIVE

The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in exchange-traded funds and American Depositary Receipts to gain exposure to the underlying index. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei Stock Average is expected to represent the performance of stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

Investors who expect the Nikkei 225 Stock Average to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nikkei 225 Stock Average goes down.

PRINCIPAL RISKS

The Japan 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

o     Active Trading Risk

o     Counterparty Credit Risk

o     Currency Risk

o     Depositary Receipt Risk

o     Derivatives Risk

o     Early Closing Risk

o     Foreign Issuer Exposure Risk

o     Geographic Concentration in Japan Risk

o     Investment in Investment Companies Risk

o     Large-Capitalization Securities Risk

o     Leveraging Risk

o     Market Risk

o     Non-Diversification Risk

o     Small and Mid-Capitalization Securities Risk

o     Status of Regulated Investment Company Risk

o     Tracking Error Risk

o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
INVESTOR CLASS (RYGBX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Government Long Bond 1.2x Strategy Fund employs as its investment strategy a program of investing in U.S. Government securities and leveraged derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities issued by the U.S. Government. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize its derivative positions. The Fund also may invest in zero coupon U.S. Treasury bonds. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

INVESTOR PROFILE

The Government Long Bond 1.2x Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYJUX)

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Government Long Bond Strategy Fund's objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

INVESTOR PROFILE

The Inverse Government Long Bond Strategy Fund is appropriate for investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYHGX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities. This is a non-fundamental investment policy that can by changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The High Yield Strategy Fund is appropriate for investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Credit Risk

      o     Currency Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYIHX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

INVESTOR PROFILE

The Inverse High Yield Strategy Fund is appropriate for investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Credit Risk

      o     Currency Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

---------------------------------------------------------------------------------------------------------------------
                                                                        Inverse
                                               Inverse                  NASDAQ-    Mid-Cap     Inverse     Russell
                                               S&P 500                   100(R)      1.5x      Mid-Cap   2000(R) 1.5x
                              Nova   S&P 500   Strategy     NASDAQ-     Strategy   Strategy   Strategy     Strategy
                              Fund     Fund      Fund     100(R) Fund     Fund       Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------
Active Trading Risk             X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk        X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------
Credit Risk
---------------------------------------------------------------------------------------------------------------------
Currency Risk
---------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                        X            X
---------------------------------------------------------------------------------------------------------------------
Derivatives Risk                X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------
Early Closing Risk              X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------
Fixed Income Risk
---------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                   X            X
---------------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Europe Risk
---------------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Japan Risk
---------------------------------------------------------------------------------------------------------------------
High Yield Risk
---------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                    X            X
---------------------------------------------------------------------------------------------------------------------
Interest Rate Risk
---------------------------------------------------------------------------------------------------------------------
Investment in Investment
Companies Risk
---------------------------------------------------------------------------------------------------------------------
Investment Technique Risk
---------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
---------------------------------------------------------------------------------------------------------------------
Large-Capitalization
Securities Risk                 X       X          X           X            X
---------------------------------------------------------------------------------------------------------------------
Leveraging Risk                 X                                                      X                      X
---------------------------------------------------------------------------------------------------------------------
Liquidity Risk
---------------------------------------------------------------------------------------------------------------------
Market Risk                     X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities
Risk                                                                                   X          X
---------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk        X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
---------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                   X                        X                     X
---------------------------------------------------------------------------------------------------------------------
Small-Capitalization
Securities Risk                                                                                               X
---------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                        Inverse
                                               Inverse                  NASDAQ-    Mid-Cap     Inverse     Russell
                                               S&P 500                   100(R)      1.5x      Mid-Cap   2000(R) 1.5x
                              Nova   S&P 500   Strategy     NASDAQ-     Strategy   Strategy   Strategy     Strategy
                              Fund     Fund      Fund     100(R) Fund     Fund       Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------
Status of Regulated
Investment Company Risk
---------------------------------------------------------------------------------------------------------------------
Technology Sector
Concentration Risk                                             X            X
---------------------------------------------------------------------------------------------------------------------
Tracking Error Risk             X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------
Trading Halt Risk               X       X          X           X            X          X          X           X
---------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                  Russell 2000(R)   Inverse Russell 2000(R)    Europe 1.25x    Japan 2x Strategy
                                       Fund              Strategy Fund        Strategy Fund          Fund
-----------------------------------------------------------------------------------------------------------------
Active Trading Risk                      X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                 X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------
Credit Risk
-----------------------------------------------------------------------------------------------------------------
Currency Risk                                                                       X                   X
-----------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                                             X                   X
-----------------------------------------------------------------------------------------------------------------
Derivatives Risk                         X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------
Early Closing Risk                       X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------
Fixed Income Risk
-----------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                                        X                   X
-----------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Europe Risk                                                                         X
-----------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Japan Risk                                                                                              X
-----------------------------------------------------------------------------------------------------------------
High Yield Risk
-----------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
-----------------------------------------------------------------------------------------------------------------
Interest Rate Risk
-----------------------------------------------------------------------------------------------------------------
Investment in Investment
Companies Risk                                                                                          X
-----------------------------------------------------------------------------------------------------------------
Investment Technique Risk
-----------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
-----------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities
Risk                                                                                X                   X
-----------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                                     X                   X
-----------------------------------------------------------------------------------------------------------------
Liquidity Risk
-----------------------------------------------------------------------------------------------------------------
Market Risk                              X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities
Risk                                                                                                    X
-----------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                 X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
-----------------------------------------------------------------------------------------------------------------
Short Sales Risk                                              X
-----------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities
Risk                                     X                    X                                         X
-----------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
-----------------------------------------------------------------------------------------------------------------
Status of Regulated Investment
Company Risk                                                                        X                   X
-----------------------------------------------------------------------------------------------------------------
Technology Sector Concentration
Risk
-----------------------------------------------------------------------------------------------------------------
Tracking Error Risk                      X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------
Trading Halt Risk                        X                    X                     X                   X
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                  Government     Inverse
                                  Long Bond    Government
                                     1.2x      Long Bond
                                   Strategy     Strategy     High Yield      Inverse High Yield    U.S. Government Money
                                     Fund         Fund     Strategy Fund       Strategy Fund           Market Fund
------------------------------------------------------------------------------------------------------------------------
Active Trading Risk                    X           X               X                  X
------------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk               X           X               X                  X
------------------------------------------------------------------------------------------------------------------------
Credit Risk                                                        X                  X
------------------------------------------------------------------------------------------------------------------------
Currency Risk                                                      X                  X
------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk
------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                       X           X               X                  X
------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                     X           X               X                  X
------------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                      X           X               X                  X
------------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                       X                  X
------------------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Europe Risk
------------------------------------------------------------------------------------------------------------------------
Geographic Concentration in
Japan Risk
------------------------------------------------------------------------------------------------------------------------
High Yield Risk                                                    X
------------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                           X
------------------------------------------------------------------------------------------------------------------------
Investment in Investment
Companies Risk                                                     X                  X
------------------------------------------------------------------------------------------------------------------------
Investment Technique Risk                                          X                  X
------------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk                                               X                  X
------------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities
Risk
------------------------------------------------------------------------------------------------------------------------
Leveraging Risk                        X
------------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                                     X                  X
------------------------------------------------------------------------------------------------------------------------
Market Risk                            X           X               X                  X
------------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities
Risk
------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk               X           X               X                  X
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                            X                  X
------------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                   X                                  X
------------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities
Risk
------------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                                  X
------------------------------------------------------------------------------------------------------------------------
Status of Regulated Investment
Company Risk
------------------------------------------------------------------------------------------------------------------------
Technology Sector Concentration
Risk
------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                    X           X
------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                      X           X               X                  X
------------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The High Yield Strategy Fund and Inverse High Yield Strategy Fund may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. Each Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if each Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase each Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The Fund may invest in fixed income securities or related instruments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy and Inverse High Yield Strategy Funds may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. With respect to the High Yield Strategy and Inverse High Yield Strategy Funds, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of the Fund to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund, S&P 500 Fund, NASDAQ-100(R) Fund, and Europe 1.25x Strategy Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund and Inverse NASDAQ-100(R) Strategy Fund are subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses. The value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund's investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Mid-Cap 1.5x Strategy Fund and Japan 2x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse Mid-Cap Strategy Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) Fund and Japan 2x Strategy Fund are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Strategy Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

STATUS OF REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock,


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

securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Please see the Statement of Additional Information under "Special Considerations Applicable to the Funds" for additional discussion of this issue.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match that of the Fund's underlying index, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The following bar charts show the performance of the Investor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class or H-Class Shares, as applicable, of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

[ALL FOLLOWING PERFORMANCE INFORMATION IS SUBJECT TO AUDITOR REVIEW AND WILL BE FINALIZED IN THE 485B POST-EFFECTIVE AMENDMENT FILING]

NOVA FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                     35.13%
--------------------------------------------------------------------------------
1999                                                                     24.00%
--------------------------------------------------------------------------------
2000                                                                    -19.57%
--------------------------------------------------------------------------------
2001                                                                    -22.22%
--------------------------------------------------------------------------------
2002                                                                    -35.09%
--------------------------------------------------------------------------------
2003                                                                     40.45%
--------------------------------------------------------------------------------
2004                                                                     15.44%
--------------------------------------------------------------------------------
2005                                                                      4.62%
--------------------------------------------------------------------------------
2006                                                                     19.72%
--------------------------------------------------------------------------------
2007                                                                      1.75%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/1998)    31.69%    (quarter ended 9/30/2002)    -26.38%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                      Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                  Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                    1.75%   15.62%    3.47%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                    1.01%   14.71%    2.98%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                            1.16%   13.21%    2.71%
--------------------------------------------------------------------------------
S&P 500(R) Index 1                                     5.49%   12.83%    5.91%
--------------------------------------------------------------------------------

1) The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

S&P 500 FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2007                                                                      3.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2007)     5.90%     (quarter ended 12/31/2007)   -3.81%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                Since Inception
H-CLASS SHARES                                    Past 1 Year     (5/31/2006)
--------------------------------------------------------------------------------
Return Before Taxes                                  3.57%           9.19%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                  3.40%           8.64%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                          2.32%           7.52%
--------------------------------------------------------------------------------
S&P 500(R) Index 1                                   5.49%          11.65%
--------------------------------------------------------------------------------

1) The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE S&P 500 STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS _____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                     -19.01%
--------------------------------------------------------------------------------
1999                                                                     -12.40%
--------------------------------------------------------------------------------
2000                                                                      17.45%
--------------------------------------------------------------------------------
2001                                                                      16.33%
--------------------------------------------------------------------------------
2002                                                                      22.23%
--------------------------------------------------------------------------------
2003                                                                     -23.73%
--------------------------------------------------------------------------------
2004                                                                      -9.82%
--------------------------------------------------------------------------------
2005                                                                      -0.65%
--------------------------------------------------------------------------------
2006                                                                      -6.96%
--------------------------------------------------------------------------------
2007                                                                       1.24%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 9/30/2001)    17.66%       (quarter ended 12/31/1998)    -17.06%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year     Years    Years
--------------------------------------------------------------------------------
Return Before Taxes                                      1.24%   -8.43%   -2.67%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                     -0.22%   -9.21%   -3.19%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares                                                   0.78%   -7.35%   -2.49%
--------------------------------------------------------------------------------
S&P 500(R) Index 1                                       5.49%   12.83%    5.91%
--------------------------------------------------------------------------------

1) The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

NASDAQ-100(R) FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                      86.48%
--------------------------------------------------------------------------------
1999                                                                     100.64%
--------------------------------------------------------------------------------
2000                                                                     -37.92%
--------------------------------------------------------------------------------
2001                                                                     -34.65%
--------------------------------------------------------------------------------
2002                                                                     -38.55%
--------------------------------------------------------------------------------
2003                                                                      46.24%
--------------------------------------------------------------------------------
2004                                                                       9.67%
--------------------------------------------------------------------------------
2005                                                                       1.33%
--------------------------------------------------------------------------------
2006                                                                       6.27%
--------------------------------------------------------------------------------
2007                                                                      18.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                      Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/1999)   53.00%        (quarter ended 9/30/2001)    -36.77%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                       Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                   Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                     18.05%   15.31%   6.64%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                     18.05%   15.29%   6.53%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares                                                  11.73%   13.48%   5.79%
--------------------------------------------------------------------------------
NASDAQ-100 Index(R) 2                                   18.67%   16.20%   7.72%
--------------------------------------------------------------------------------

2) The NASDAQ-100 Index(R) is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE NASDAQ-100(R) STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                     -54.31%
--------------------------------------------------------------------------------
2000                                                                      23.53%
--------------------------------------------------------------------------------
2001                                                                      15.13%
--------------------------------------------------------------------------------
2002                                                                      35.46%
--------------------------------------------------------------------------------
2003                                                                     -36.92%
--------------------------------------------------------------------------------
2004                                                                     -11.59%
--------------------------------------------------------------------------------
2005                                                                       1.16%
--------------------------------------------------------------------------------
2006                                                                      -1.10%
--------------------------------------------------------------------------------
2007                                                                     -11.70%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                      Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 9/30/2001)    51.31%        (quarter ended 12/31/1999)   -35.88%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

----------------------------------------------------------------------------------------
                                                       Past 1   Past 5   Since Inception
INVESTOR CLASS SHARES                                   Year    Years       (9/3/1998)
----------------------------------------------------------------------------------------
Return Before Taxes                                    -11.70%  -13.20%      -12.90%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions                    -12.84%  -13.67%      -13.31%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares                                                  -7.62%  -10.90%       -9.90%
----------------------------------------------------------------------------------------
NASDAQ-100 Index(R) 2                                   18.67%   16.20%        6.02%
----------------------------------------------------------------------------------------

2) The NASDAQ-100 Index(R) is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. Returns reflect no deduction for fees, expenses, or taxes.

MID-CAP 1.5X STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS _____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2002                                                                     -27.40%
--------------------------------------------------------------------------------
2003                                                                      50.89%
--------------------------------------------------------------------------------
2004                                                                      21.73%
--------------------------------------------------------------------------------
2005                                                                      13.89%
--------------------------------------------------------------------------------
2006                                                                      10.81%
--------------------------------------------------------------------------------
2007                                                                       2.71%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                       Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2003)    27.12%         (quarter ended 9/30/2002)    -25.72%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

----------------------------------------------------------------------------------------
                                                       Past 1   Past 5   Since Inception
H-CLASS SHARES                                          Year     Years      (8/16/2001)
----------------------------------------------------------------------------------------
Return Before Taxes                                      2.71%   18.94%        8.46%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions                      1.64%   18.54%        8.13%
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund
Shares                                                   2.42%   16.71%        7.31%
----------------------------------------------------------------------------------------
S&P MidCap 400(R) Index 3                                7.98%   16.20%       10.01%
----------------------------------------------------------------------------------------

3) The S&P MidCap 400(R) Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

INVERSE MID-CAP STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS _____ %.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2005                                                                      -8.50%
--------------------------------------------------------------------------------
2006                                                                      -3.35%
--------------------------------------------------------------------------------
2007                                                                      -1.52%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2006)     4.45%     (quarter ended 3/31/2006)         -5.68%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------------
                                                              Past 1   Since Inception
H-CLASS SHARES                                                 Year      (2/20/2004)
--------------------------------------------------------------------------------------
Return Before Taxes                                           -1.52%        -6.85%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions                           -2.17%        -7.79%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   -1.00%        -6.25%
--------------------------------------------------------------------------------------
S&P MidCap 400(R) Index 3                                      7.98%        11.17%
--------------------------------------------------------------------------------------

3) The S&P MidCap 400(R) Index is an unmanaged modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. Returns reflect no deduction for fees, taxes or expenses.

RUSSELL 2000(R) 1.5X STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS _____ %.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2001                                                                      -7.25%
--------------------------------------------------------------------------------
2002                                                                     -33.70%
--------------------------------------------------------------------------------
2003                                                                      68.32%
--------------------------------------------------------------------------------
2004                                                                      25.10%
--------------------------------------------------------------------------------
2005                                                                       4.04%
--------------------------------------------------------------------------------
2006                                                                      21.36%
--------------------------------------------------------------------------------
2007                                                                      -6.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2003)     36.24%    (quarter ended 9/30/2002)        -32.32%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

-------------------------------------------------------------------------------------------
                                                                                  Since
                                                              Past 1   Past 5    Inception
H-CLASS SHARES                                                 Year     Years   (11/1/2000)
-------------------------------------------------------------------------------------------
Return Before Taxes                                           -6.88%   19.88%      5.01%
-------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           -6.95%   19.71%      4.90%
-------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   -4.47%   17.65%      4.34%
-------------------------------------------------------------------------------------------
Russell 2000(R) Index 4                                       -1.57%   16.25%      7.63%
-------------------------------------------------------------------------------------------

4) The Russell 2000(R) Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

RUSSELL 2000(R) FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2007                                                                      -3.02%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return              Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2007)   4.16%   (quarter ended 12/31/2007)   -5.19%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

----------------------------------------------------------------------------------------------
                                                                               Since Inception
H-CLASS SHARES                                                   Past 1 Year     (5/31/2006)
----------------------------------------------------------------------------------------------
Return Before Taxes                                                -3.02%           3.68%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                -3.28%           3.39%
----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares        -1.96%           2.97%
----------------------------------------------------------------------------------------------
Russell 2000(R) Index 4                                            -1.57%           5.19%
----------------------------------------------------------------------------------------------

4) The Russell 2000(R) Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE RUSSELL 2000(R) STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2005                                                                      -2.69%
--------------------------------------------------------------------------------
2006                                                                     -11.39%
--------------------------------------------------------------------------------
2007                                                                       5.10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return              Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2006)   6.17%   (quarter ended 3/31/2006)   -11.13%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

-----------------------------------------------------------------------------------------
                                                                 Past 1   Since Inception
H-CLASS SHARES                                                    Year      (2/20/2004)
-----------------------------------------------------------------------------------------
Return Before Taxes                                               5.10%       -5.96%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions                               3.66%       -6.84%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares       3.29%       -5.49%
-----------------------------------------------------------------------------------------
Russell 2000(R) Index 4                                          -1.57%        8.75%
-----------------------------------------------------------------------------------------

4) The Russell 2000(R) Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance. Returns reflect no deduction for fees, expenses or taxes.

EUROPE 1.25X STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2001                                                                     -29.67%
--------------------------------------------------------------------------------
2002                                                                     -28.94%
--------------------------------------------------------------------------------
2003                                                                      42.77%
--------------------------------------------------------------------------------
2004                                                                      16.65%
--------------------------------------------------------------------------------
2005                                                                       6.66%
--------------------------------------------------------------------------------
2006                                                                      29.20%
--------------------------------------------------------------------------------
2007                                                                      13.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2003)     27.02%    (quarter ended 9/30/2002)        -29.14%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                    Past 1   Past 5   Inception
H-CLASS SHARES                                       Year    Years    (5/8/2000)
--------------------------------------------------------------------------------
Return Before Taxes                                 13.05%   21.01%     2.07%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                 11.73%   19.93%     1.47%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                          8.53%   17.94%     1.39%
--------------------------------------------------------------------------------
Dow Jones STOXX 50(R) Index 5                       13.78%   19.73%     4.89%
--------------------------------------------------------------------------------

5) The Dow Jones STOXX 50(R) Index is an unmanaged index that is a widely recognized indicator of European stock market performance. Returns reflect no deduction for fees, expenses or taxes. Stoxx and Dow Jones claim copyright and other proprietary interest in Dow Jones STOXX 50(R) Index. The Dow Jones STOXX 50(R) Index and the related trademarks have been licensed for certain purposes by the Advisor.

JAPAN 2X STRATEGY FUND

The Japan 2x Strategy Fund commenced operations on February 22, 2008 and therefore, does not have a performance history for a full calendar year.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                      15.89%
--------------------------------------------------------------------------------
1999                                                                     -18.99%
--------------------------------------------------------------------------------
2000                                                                      21.26%
--------------------------------------------------------------------------------
2001                                                                       0.80%
--------------------------------------------------------------------------------
2002                                                                      19.03%
--------------------------------------------------------------------------------
2003                                                                      -1.68%
--------------------------------------------------------------------------------
2004                                                                       9.52%
--------------------------------------------------------------------------------
2005                                                                       8.32%
--------------------------------------------------------------------------------
2006                                                                      -3.14%
--------------------------------------------------------------------------------
2007                                                                      10.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 9/30/2002)     17.42%    (quarter ended 3/31/1999)         -8.98%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                      Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                  Year     Years    Years
--------------------------------------------------------------------------------
Return Before Taxes                                   10.30%    4.52%    5.47%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                    8.84%    3.13%    3.87%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                            6.62%    3.03%    3.70%
--------------------------------------------------------------------------------
Lehman Long Treasury Bond Index 7                      9.81%    5.63%    7.14%
--------------------------------------------------------------------------------

7) The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                      -4.58%
--------------------------------------------------------------------------------
1999                                                                      20.36%
--------------------------------------------------------------------------------
2000                                                                     -13.74%
--------------------------------------------------------------------------------
2001                                                                       1.42%
--------------------------------------------------------------------------------
2002                                                                     -16.73%
--------------------------------------------------------------------------------
2003                                                                      -1.91%
--------------------------------------------------------------------------------
2004                                                                      -8.71%
--------------------------------------------------------------------------------
2005                                                                      -4.95%
--------------------------------------------------------------------------------
2006                                                                       8.33%
--------------------------------------------------------------------------------
2007                                                                      -4.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 3/31/2006)      8.01%    (quarter ended 9/30/2002)        -13.08%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                      Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                  Year    Years     Years
--------------------------------------------------------------------------------
Return Before Taxes                                   -4.31%   -2.47%    -2.99%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                   -5.51%   -2.94%    -3.25%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                           -2.80%   -2.35%    -2.63%
--------------------------------------------------------------------------------
Lehman Long Treasury Bond Index 7                      9.81%    5.63%     7.14%
--------------------------------------------------------------------------------

7) The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

HIGH YIELD STRATEGY FUND

The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND

The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                       4.63%
--------------------------------------------------------------------------------
1999                                                                       4.28%
--------------------------------------------------------------------------------
2000                                                                       5.41%
--------------------------------------------------------------------------------
2001                                                                       3.33%
--------------------------------------------------------------------------------
2002                                                                       0.86%
--------------------------------------------------------------------------------
2003                                                                       0.24%
--------------------------------------------------------------------------------
2004                                                                       0.44%
--------------------------------------------------------------------------------
2005                                                                       2.31%
--------------------------------------------------------------------------------
2006                                                                       4.04%
--------------------------------------------------------------------------------
2007                                                                       4.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                  Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2000)     1.45%    (quarter ended 3/31/2004)          0.03%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                      Past 1   Past 5   Past 10
INVESTOR CLASS SHARES                                  Year     Years    Years
--------------------------------------------------------------------------------
Return Before Taxes                                    4.21%    2.25%    2.97%
--------------------------------------------------------------------------------
90 Day Treasury Composite Index 8                     14.39%   -0.02%    0.88%
--------------------------------------------------------------------------------

8) The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.


YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares or H-Class Shares of the Funds described in this Prospectus. [FUND FEES AND EXPENSES TO BE PROVIDED BY AMENDMENT]

--------------------------------------------------------------------------------------------------------
                                                                                     Inverse
                                                               Inverse               NASDAQ-    Mid-Cap
                                                      S&P      S&P 500    NASDAQ     100(R)      1.5x
                                           Nova       500     Strategy    -100(R)   Strategy   Strategy
--------------------------------------------------------------------------------------------------------
                                         Investor             Investor   Investor   Investor
                                           Class    H-Class     Class      Class      Class     H-Class
--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------
Management Fees                            0.75%     0.75%      0.90%      0.75%      0.90%      0.90%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                  None      0.25%      None       None       None       0.25%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                       ____%     ____%      ____%      ____%      ____%      ____%
--------------------------------------------------------------------------------------------------------
   Short Interest Expenses                 ____%     ____%      ____%      ____%      ____%      ____%
--------------------------------------------------------------------------------------------------------
   Remaining Other Expenses                ____%     ____%      ____%      ____%      ____%      ____%
--------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses            ____%     ____%      ____%      ____%      ____%      ____%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses       ____%     ____%      ____%      ____%      ____%      ____%
--------------------------------------------------------------------------------------------------------

1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

2)    For more  information  see  "Frequent  Purchases and  Redemptions  of Fund
      Shares."

3) Because the Fund is new, "Total Other Expenses" are based on estimated amounts for the current fiscal year.

[4) Short Interest Expense occurs because the Fund short-sells the Long Treasury Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Long Treasury Bond to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled ____%.]

[5) Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled ____%.]

[6) As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.]

--------------------------------------------------------------------------------------------------------
                                                     Russell              Inverse
                                          Inverse    2000(R)              Russell    Europe      Japan
                                          Mid-Cap     1.5x     Russell    2000(R)     1.25x       2x
                                         Strategy   Strategy   2000(R)   Strategy   Strategy   Strategy
--------------------------------------------------------------------------------------------------------
                                          H-Class    H-Class   H-Class    H-Class    H-Class    H-Class
--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------
Management Fees                            0.90%      0.90%     0.75%      0.90%      0.90%     0.75%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                  0.25%      0.25%     0.25%      0.25%      0.25%     0.25%
--------------------------------------------------------------------------------------------------------
Total Other Expenses                       ____%      ____%     ____%      ____%      ____%     ____% 3
--------------------------------------------------------------------------------------------------------
   Short Dividend Expenses                 ____%      ____%     ____%      ____%      ____%     ____%
--------------------------------------------------------------------------------------------------------
   Short Interest Expenses                 ____%      ____%     ____%      ____%      ____%     ____%
--------------------------------------------------------------------------------------------------------
   Remaining Other Expenses                ____%      ____%     ____%      ____%      ____%     ____%
--------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses            ____%      ____%     ____%      ____%      ____%     ____%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses       ____%      ____%     ____%      ____%      ____%     ____%
--------------------------------------------------------------------------------------------------------

1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

2)    For more  information  see  "Frequent  Purchases and  Redemptions  of Fund
      Shares."

3) Because the Fund is new, "Total Other Expenses" are based on estimated amounts for the current fiscal year.

[4) Short Interest Expense occurs because the Fund short-sells the Long Treasury Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Long Treasury Bond to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled ____%.]

[5) Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled ____%.]

[6) As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.]

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares or H-Class Shares of the Funds described in this Prospectus.

------------------------------------------------------------------------------------------------------------
                                         Government     Inverse
                                          Long Bond   Government   High Yield     Inverse         U.S.
                                            1.2x       Long Bond    Strategy    High Yield     Government
                                          Strategy     Strategy       Fund       Strategy     Money Market
------------------------------------------------------------------------------------------------------------
                                          Investor     Investor
                                            Class        Class       H-Class      H-Class    Investor Class
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
Management Fees                             0.50%        0.90%        0.75%        0.75%          0.50%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                   None         None         0.25%        0.25%          None
------------------------------------------------------------------------------------------------------------
Total Other Expenses                        ____%        ____%        ____%        ____%          ____%
------------------------------------------------------------------------------------------------------------
   Short Dividend Expenses                  ____%        ____%        ____%        ____%          ____%
------------------------------------------------------------------------------------------------------------
   Short Interest Expenses                  ____%        ____%        ____%        ____%          ____%
------------------------------------------------------------------------------------------------------------
   Remaining Other Expenses                 ____%        ____%        ____%        ____%          ____%
------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses             ____%        ____%        ____%        ____%          ____%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses        ____%        ____%        ____%        ____%          ____%
------------------------------------------------------------------------------------------------------------

1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

2)    For more  information  see  "Frequent  Purchases and  Redemptions  of Fund
      Shares."

3) Because the Fund is new, "Total Other Expenses" are based on estimated amounts for the current fiscal year.

[4) Short Interest Expense occurs because the Fund short-sells the Long Treasury Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Long Treasury Bond to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled ____%.]

[5) Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled ____%.]

[6) As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.]

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares and H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions. [EXAMPLE NUMBERS TO BE PROVIDED BY AMENDMENT]

----------------------------------------------------------------------------------------------------------
FUND                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------
NOVA - INVESTOR CLASS SHARES                                      $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
S&P 500 - H-CLASS SHARES                                          $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
INVERSE S&P 500 STRATEGY - INVESTOR CLASS SHARES                  $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
NASDAQ-100(R) - INVESTOR CLASS SHARES                             $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
INVERSE NASDAQ-100(R) STRATEGY - INVESTOR CLASS SHARES            $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
MID-CAP 1.5X STRATEGY - H-CLASS SHARES                            $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
INVERSE MID-CAP STRATEGY - H-CLASS SHARES                         $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) 1.5X STRATEGY - H-CLASS SHARES                    $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) - H-CLASS SHARES                                  $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) STRATEGY - H-CLASS SHARES                 $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
EUROPE 1.25X STRATEGY - H-CLASS SHARES                            $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
JAPAN 2X STRATEGY - H-CLASS SHARES                                $____     $____        N/A         N/A
----------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY - INVESTOR CLASS SHARES        $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND STRATEGY - INVESTOR CLASS SHARES     $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
HIGH YIELD STRATEGY - H-CLASS SHARES                              $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
INVERSE HIGH YIELD STRATEGY - H-CLASS SHARES                      $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET - INVESTOR CLASS SHARES              $____     $____      $____       $____
----------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENT METHODOLOGY

The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                        BENCHMARK

NOVA FUND                   150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

S&P 500 FUND                S&P 500(R) INDEX

INVERSE S&P 500 STRATEGY    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
FUND                        500(R) INDEX

NASDAQ-100(R) FUND          NASDAQ 100 INDEX(R)

INVERSE NASDAQ-100(R)       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
STRATEGY FUND               100 INDEX(R)

MID-CAP 1.5x STRATEGY       S&P MIDCAP 400(R) INDEX (The Fund seeks exposure to
FUND                        150% of the performance of its benchmark)

INVERSE MID-CAP             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
STRATEGY FUND               MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x        RUSSELL 2000(R) INDEX (The Fund seeks exposure to
STRATEGY FUND               150% of the performance of its benchmark)

RUSSELL 2000(R) FUND        RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R)     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE RUSSELL
STRATEGY FUND               2000(R) INDEX

EUROPE 1.25x STRATEGY       DOW JONES STOXX 50(R) INDEX (The Fund seeks exposure
FUND                        to 125% of the performance of its benchmark)

JAPAN 2x STRATEGY FUND      200% OF THE FAIR VALUE OF THE NIKKEI 225 STOCK
                            AVERAGE

GOVERNMENT LONG BOND        LONG TREASURY BOND (The Fund seeks exposure to 120%
1.2x STRATEGY FUND          of the performance of its benchmark)

INVERSE GOVERNMENT          INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE LONG
LONG BOND STRATEGY          TREASURY BOND
FUND

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume: (i) no tracking error (see "Tracking Error Risk" under "Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying the Funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the indices underlying the Funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 10.84%; NASDAQ-100 Index(R) - 15.28%; Nikkei 225 Stock Average - 14.48%; Russell 2000(R) Index - 14.41%; S&P 500 Index - 9.28%; and S&P MidCap 400 Index -
11.02%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.
--------------------------------------------------------------------------------

                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]



                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358


                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772



ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the  exception  of the High  Yield  Strategy  Fund and  Inverse  High Yield
Strategy Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

DOMESTIC  EQUITY FUNDS,  INTERNATIONAL  EQUITY FUNDS,  GOVERNMENT LONG BOND 1.2X
STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the

Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Investor and H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

                  o     $1,000 for retirement accounts

                  o     $2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

      To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

      There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, as recommended by the Securities Industry and Financial Markets Association ("SIFMA"), the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund also will not accept transaction orders and will not calculate net asset value ("NAV") on Veterans' Day and Columbus Day and will typically close early (half day) on the business day proceeding a federal holiday. On any day that the NYSE or U.S. Government Bond market close early - such as on days in advance of holidays generally observed by the NYSE or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The U.S. Government Bond Market and NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at WWW.RYDEXINVESTMENTS.COM.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

-----------------------------------------------------------------------------------------------------
   METHOD      FUND                               MORNING CUT-OFF TIME        AFTERNOON CUT-OFF TIME
-----------------------------------------------------------------------------------------------------
By Mail        All Funds                          Not Available               Market Close
-----------------------------------------------------------------------------------------------------
By Phone       Domestic Equity Funds - except     Not Available               3:45 P.M., Eastern Time
               for the S&P 500 Fund and Russell
               2000(R) Fund
               --------------------------------------------------------------------------------------
               S&P 500 Fund and Russell 2000(R)   10:30 A.M., Eastern Time    3:45 P.M., Eastern Time
               Fund
               --------------------------------------------------------------------------------------
               International Equity Funds         Not Available               3:45 P.M., Eastern Time
               --------------------------------------------------------------------------------------
               Fixed Income Funds - except for    Not Available               3:45 P.M., Eastern Time
               the High Yield Strategy Fund and
               Inverse High Yield Strategy Fund
               --------------------------------------------------------------------------------------
               High Yield Strategy Fund and       Not Available               3:30 P.M., Eastern Time
               Inverse High Yield Strategy Fund
               --------------------------------------------------------------------------------------
               U.S. Government Money Market       Not Available               1:00 P.M., Eastern Time
               Fund**
-----------------------------------------------------------------------------------------------------
By Internet    Domestic Equity Funds - except     Not Available               3:50 P.M., Eastern Time
               for the S&P 500 Fund and Russell
               2000(R) Fund
               --------------------------------------------------------------------------------------
               S&P 500 Fund and Russell 2000(R)   10:30 A.M., Eastern Time    3:50 P.M., Eastern Time
               Fund
               --------------------------------------------------------------------------------------
               International Equity Funds         Not Available               3:50 P.M., Eastern Time
               --------------------------------------------------------------------------------------
               Fixed Income Funds - except for    Not Available               3:50 P.M., Eastern Time
               the High Yield Strategy Fund and
               Inverse High Yield Strategy Fund
               --------------------------------------------------------------------------------------
               High Yield Strategy Fund and       Not Available               3:45 P.M., Eastern Time
               Inverse High Yield Strategy Fund
               --------------------------------------------------------------------------------------
               U.S. Government Money Market       Not Available               1:00 P.M., Eastern Time
               Fund**
-----------------------------------------------------------------------------------------------------
By Financial   All Funds - except for the         Not Available               Market Close*
Intermediary   S&P 500 Fund and Russell
               2000(R) Fund
               ------------------------------------------------------------
               S&P 500 Fund and Russell 2000(R)   10:30 A.M., Eastern Time*
               Fund
-----------------------------------------------------------------------------------------------------

*     Each   financial   intermediary   may  have  its  own  rules  about  share
      transactions, and may have earlier cut-off times for processing your transaction order.

** To receive the current Business Day's dividend for the U.S. Government Money Market Fund, the Fund must receive your wire purchase order by 1:00 p.m., Eastern Time. All redemption orders received prior to 1:00 p.m., Eastern Time will not receive the current Business Day's dividend. All redemption orders received after 1:00 p.m., Eastern Time are entitled to receive the current Business Day's dividend.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds, except for the International Equity Funds, generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The International Equity Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. As such, the value assigned to the Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o MAKE SURE TO DESIGNATE THE      o YOUR NAME
IRA AND OTHER       RYDEX FUND(S) YOU WANT TO         o YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT          PURCHASE.                         o THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS            o MAKE SURE YOUR INVESTMENT       PURCHASE.
REQUIRE             MEETS THE ACCOUNT MINIMUM.
ADDITIONAL          -------------------------------------------------------------------------
PAPERWORK.                        Make your check payable to RYDEX INVESTMENTS.
                    -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
                       Include the name of the Rydex Fund(s) you want to purchase on your
CALL RYDEX                                           check.
CLIENT                IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
SERVICES TO                            INVESTMENT WILL BE CREDITED TO THE
REQUEST A                              U.S. GOVERNMENT MONEY MARKET FUND.
RETIREMENT          -------------------------------------------------------------------------
ACCOUNT             Mail your application and check        Mail your written purchase
INVESTOR                           to:                     instructions and check to:
APPLICATION         -------------------------------------------------------------------------
KIT.                MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                            INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                  Be sure to designate in your wire
                    paperwork, and then call          instructions the Rydex Fund(s) you want
                    Rydex to obtain your account                   to purchase.
                    number.
BY WIRE
                    o MAKE SURE TO DESIGNATE THE
RYDEX CLIENT        RYDEX FUND(S) YOU WANT TO
SERVICES            PURCHASE.
PHONE               o MAKE SURE YOUR INVESTMENT
NUMBER:             MEETS THE ACCOUNT MINIMUM.
800.820.0888        -------------------------------------------------------------------------
OR                  To obtain "same-day credit" (to get that Business Day's NAV) for your
301.296.5406        purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
                    FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE
                    RYDEX FUND(S) YOU ARE PURCHASING:
                    o Account Number
                    o Fund Name
                    o Amount of Wire
                    o Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING
                    THE RECEIPT OF THE WIRE.
                    -------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT MONEY MARKET
                    FUND.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                           ----------------                    --------------------
                    Submit new account                SUBSEQUENT PURCHASES MADE VIA ACH
                    paperwork, and then call          MUST BE A MINIMUM OF $50. To make a
BY ACH              Rydex to obtain your account      subsequent purchase, send written
(FAX)               number. Be sure to complete       purchase instructions that include:
RYDEX FAX           the "Electronic Investing (via
NUMBER:             ACH)" section. Then, fax it to    o YOUR NAME
301.296.5103        Rydex. (ONLY Individual,          o YOUR SHAREHOLDER ACCOUNT NUMBER
                    Joint and UGMA/UTMA               o THE RYDEX FUND(S) YOU WANT TO
                    accounts may be opened by         PURCHASE
                    fax).                             o ACH BANK INFORMATION (IF NOT ON
                                                      RECORD)
                    o MAKE SURE TO INCLUDE A LETTER
                    OF INSTRUCTION REQUESTING THAT
                    WE PROCESS YOUR PURCHASE BY
                    ACH.
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                              www.rydexinvestments.com

---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------
The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                  Rydex Investments
                  Attn: Ops. Dept.
     MAIL         9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------
                  301.296.5103
                  If you send your redemption  order by fax, you must call Rydex
      FAX         Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
    TELEPHONE     800.820.0888  or  301.296.5406  (not  available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o     signature  of  account   owner(s)   (not   required  for   telephone
            redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY

CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

REDEEMING SHARES BY DRAFT CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a draft check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Funds may suspend the checkwriting privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                  Rydex Investments
                  Attn: Ops. Dept.
      MAIL        9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------
                  301.296.5101
                  If you send your exchange  request by fax, you must call Rydex
      FAX         Client  Services at  800.820.0888  to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
    TELEPHONE     800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
     INTERNET     Follow the directions on the Rydex web site -
                  www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares or H-Class Shares of the Funds for Investor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS

PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire
instructions   they   reasonably   believe  to  be  genuine.   If  you  or  your
intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your
eDelivery   service  if  two  (2)  or  more  e-mail   notices  are  returned  as
undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

H-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services


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it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.


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TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      o With respect to investments by the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.


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

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
NOVA                                                                       0.75%
S&P 500                                                                    0.75%
INVERSE S&P 500 STRATEGY                                                   0.90%
NASDAQ-100(R)                                                              0.75%
INVERSE NASDAQ-100(R) STRATEGY                                             0.90%
MID-CAP 1.5X STRATEGY                                                      0.90%
INVERSE MID-CAP STRATEGY                                                   0.90%
RUSSELL 2000(R) 1.5X STRATEGY                                              0.90%
RUSSELL 2000(R)                                                            0.75%
INVERSE RUSSELL 2000(R) STRATEGY                                           0.90%
EUROPE 1.25X STRATEGY                                                      0.90%
JAPAN 2X STRATEGY                                                          0.75%
GOVERNMENT LONG BOND 1.2X STRATEGY                                         0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY                                      0.90%
HIGH YIELD STRATEGY                                                        0.75%
INVERSE HIGH YIELD STRATEGY                                                0.75%
U.S. GOVERNMENT MONEY MARKET                                               0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The


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

Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, some of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which, with the exception of the Russell 2000(R) 1.5x Strategy Fund, are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an


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

equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund (except for the Russell 2000(R), High Yield Strategy, and Inverse High Yield Strategy Funds) since September 2005. He has co-managed the Russell 2000, High Yield Strategy, and Inverse High Yield Strategy Funds since each Fund's inception.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.


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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares or H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2008 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

[FINANCIAL HIGHLIGHTS INFORMATION TO BE PROVIDED AND FILED BY AMENDMENT]


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INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S

STANDARD & POOR'S DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, S&P DOES NOT:

      o     RECOMMEND  THAT  ANY  PERSON  INVEST  IN  THE  FUNDS  OR  ANY  OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o     HAVE  ANY  RESPONSIBILITY  OR  LIABILITY  FOR  THE   ADMINISTRATION,
            MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES

DOW JONES, DOW JONES INDUSTRIAL AVERAGE (SM), DJIA (SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS. THE RYDEX FUNDS ARE NOT

SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

NIKKEI INC.

NIKKEI INC. ("NIKKEI") DOES NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKES NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDEX OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY THE JAPAN 2X STRATEGY FUND, THE INVESTORS IN THE JAPAN 2X STRATEGY FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDEX OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

FURTHER, NIKKEI DOES NOT:

      o RECOMMEND THAT ANY PERSON INVEST IN THE JAPAN 2X STRATEGY FUND OR ANY OTHER SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE JAPAN 2X STRATEGY FUND;

      o     HAVE  ANY  RESPONSIBILITY  OR  LIABILITY  FOR  THE   ADMINISTRATION,
            MANAGEMENT OR MARKETING OF THE JAPAN 2X STRATEGY FUND;

      o CONSIDER THE NEEDS OF THE JAPAN 2X STRATEGY FUND OR THE INVESTORS IN THE JAPAN 2X STRATEGY FUND IN DETERMINING, COMPOSING OR CALCULATING THE INDEX OR HAS ANY OBLIGATION TO DO SO;

      o HAVE ANY LIABILITY IN CONNECTION WITH THE JAPAN 2X STRATEGY FUND OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEX OR THE RELATED DATA;

      o HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NIKKEI KNOWS THAT THEY MIGHT OCCUR.

THE NASDAQ OMX GROUP, INC.

THE NASDAQ-100(R) AND INVERSE NASDAQ-100(R) STRATEGY FUNDS (THE "RYDEX NASDAQ FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ OMX GROUP, INC. OR ITS AFFILIATES (NASDAQ OMX, WITH ITS AFFILIATES, ARE REFERRED TO AS THE "CORPORATIONS"). THE CORPORATIONS HAVE NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO, THE RYDEX NASDAQ FUNDS. THE CORPORATIONS MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED TO THE OWNERS OF THE RYDEX NASDAQ FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX NASDAQ FUNDS PARTICULARLY, OR THE ABILITY OF THE NASDAQ-100 INDEX(R) TO TRACK GENERAL STOCK MARKET PERFORMANCE. THE CORPORATIONS' ONLY RELATIONSHIP TO RYDEX INVESTMENTS ("LICENSEE") IS IN THE LICENSING OF THE NASDAQ(R), NASDAQ-100(R), AND NASDAQ-100 INDEX(R) REGISTERED TRADEMARKS, AND CERTAIN TRADE NAMES OF THE CORPORATIONS AND THE USE OF THE NASDAQ-100 INDEX(R) WHICH IS DETERMINED, COMPOSED AND CALCULATED BY THE CORPORATIONS WITHOUT REGARD TO LICENSEE OR THE RYDEX NASDAQ FUNDS. THE CORPORATIONS HAVE NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE RYDEX NASDAQ FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING

THE NASDAQ-100 INDEX(R). THE CORPORATIONS ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINIATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE RYDEX NASDAQ FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE RYDEX NASDAQ FUNDS ARE TO BE CONVERTED INTO CASH. THE CORPORATIONS HAVE NO LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX NASDAQ FUNDS.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5X STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS (THE "RYDEX RUSSELL FUNDS") ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE RYDEX RUSSELL FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE RYDEX RUSSELL FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX RUSSELL FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE RYDEX RUSSELL FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE RYDEX RUSSELL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF DAMAGES.

More information about the Index Publishers is located in the SAI.

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND
EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO  ONE  HAS  BEEN   AUTHORIZED  TO  GIVE  ANY   INFORMATION   OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEX INVESTMENTS LOGO]
       ESSENTIAL FOR MODERN MARKETS[TM]

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXINVESTMENTS.COM

     ---------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.

     ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS

                                                INVESTOR CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2008

--------------------------------------------------------------------------------
                                  SECTOR FUNDS
--------------------------------------------------------------------------------
BANKING                                                                 INTERNET
BASIC MATERIALS                                                          LEISURE
BIOTECHNOLOGY                                                    PRECIOUS METALS
CONSUMER PRODUCTS                                                      RETAILING
ELECTRONICS                                                           TECHNOLOGY
ENERGY                                                        TELECOMMUNICATIONS
ENERGY SERVICES                                                   TRANSPORTATION
FINANCIAL SERVICES                                                     UTILITIES
HEALTH CARE
--------------------------------------------------------------------------------

                                MONEY MARKET FUND
--------------------------------------------------------------------------------
                          U.S. GOVERNMENT MONEY MARKET

--------------------------------------------------------------------------------
                                                        [RYDEX INVESTMENTS LOGO]
                                                ESSENTIAL FOR MODERN MARKETS(TM)

--------------------------------------------------------------------------------
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

    SECTOR FUNDS

    Banking Fund                                                              X
    Basic Materials Fund                                                      X
    Biotechnology Fund                                                        X
    Consumer Products Fund                                                    X
    Electronics Fund                                                          X
    Energy Fund                                                               X
    Energy Services Fund                                                      X
    Financial Services Fund                                                   X
    Health Care Fund                                                          X
    Internet Fund                                                             X
    Leisure Fund                                                              X
    Precious Metals Fund                                                      X
    Retailing Fund                                                            X
    Technology Fund                                                           X
    Telecommunications Fund                                                   X
    Transportation Fund                                                       X
    Utilities Fund                                                            X

    MONEY MARKET FUND

    U.S. Government Money Market Fund                                         X

    PRINCIPAL RISKS OF INVESTING IN THE FUNDS                                 XX

    DESCRIPTIONS OF PRINCIPAL RISKS                                           XX

    FUND PERFORMANCE                                                          XX

    FUND FEES AND EXPENSES                                                    XX

    MORE INFORMATION ABOUT THE FUNDS                                          XX

    SHAREHOLDER INFORMATION                                                   XX

    TRANSACTION INFORMATION                                                   XX

    BUYING FUND SHARES                                                        XX

    SELLING FUND SHARES                                                       XX

    EXCHANGING FUND SHARES                                                    XX

    RYDEX ACCOUNT POLICIES                                                    XX

    DIVIDENDS AND DISTRIBUTIONS                                               XX

    TAX INFORMATION                                                           XX

    MANAGEMENT OF THE FUNDS                                                   XX

    FINANCIAL HIGHLIGHTS                                                      XX

    ADDITIONAL INFORMATION                                                    XX

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                              INVESTOR CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

SECTOR FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes the Investor Class Shares of the following funds (the "Funds") which are grouped into the following categories:

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

Investor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

BANKING FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYKIX)

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and therefore may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Banking Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

BASIC MATERIALS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYBIX)

FUND OBJECTIVE

The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and therefore may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Basic Materials Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYOIX)

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and therefore may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Biotechnology Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

CONSUMER PRODUCTS
--------------------------------------------------------------------------------
INVESTOR CLASS (RYCIX)

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and therefore may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Consumer Products Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

ELECTRONICS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYSIX)

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and therefore may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Electronics Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

ENERGY FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYEIX)

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and therefore may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

ENERGY SERVICES FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYVIX)

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and therefore may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYFIX)

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund may also purchase American Depositary Receipts and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and therefore may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Financial Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

HEALTH CARE FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYHIX)

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and therefore may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Health Care Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

INTERNET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYIIX)

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the internet sector and therefore may be concentrated in an industry or group of industries within the internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Internet Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

LEISURE FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYLIX)

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and therefore may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leisure Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

PRECIOUS METALS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYPMX)

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and therefore may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Issuer Exposure Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Precious Metals Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

RETAILING FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYRIX)

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and therefore may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Retailing Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

TECHNOLOGY FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYTIX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and therefore may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Technology Sector Concentration Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMIX)

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and therefore may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Telecommunications Sector Concentration Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

TRANSPORTATION FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYPIX)

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and therefore may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Transportation Sector Concentration Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

UTILITIES FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYUIX)

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also purchase American Depositary Receipts and U.S. Government securities. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and therefore may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Utilities Sector Concentration Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-----------------------------------------------------------------------------------------------------------------------------
                                            Basic                     Consumer                           Energy    Financial
                                Banking   Materials   Biotechnology   Products   Electronics   Energy   Services    Services
                                  Fund       Fund          Fund         Fund         Fund       Fund      Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
Active Trading Risk                X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk            X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                   X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                 X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
-----------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk
-----------------------------------------------------------------------------------------------------------------------------
Market Risk                        X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk           X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk
see "Descriptions of
Principal Risks" below)            X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization
Securities Risk                    X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
-----------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                  X          X             X             X           X           X         X          X
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                  Health    Internet   Leisure     Precious    Retailing   Technology   Telecommunications
                                Care Fund     Fund      Fund     Metals Fund      Fund        Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
Active Trading Risk                 X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk             X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                    X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                  X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                          X
---------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk
---------------------------------------------------------------------------------------------------------------------------
Market Risk                         X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk            X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk
see "Descriptions of
Principal Risks" below)             X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization
Securities Risk                     X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
---------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                   X           X         X           X            X           X                 X
---------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                Transportation Fund    Utilities Fund    U.S. Government Money Market Fund
-----------------------------------------------------------------------------------------------------------
Active Trading Risk                      X                    X
-----------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                  X                    X
-----------------------------------------------------------------------------------------------------------
Derivatives Risk                         X                    X
-----------------------------------------------------------------------------------------------------------
Early Closing Risk                       X                    X
-----------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
-----------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                       X
-----------------------------------------------------------------------------------------------------------
Market Risk                              X                    X
-----------------------------------------------------------------------------------------------------------
Non-Diversification Risk                 X                    X
-----------------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk
see "Descriptions of
Principal Risks" below)                  X                    X
-----------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization
Securities Risk                          X                    X
-----------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                              X
-----------------------------------------------------------------------------------------------------------
Trading Halt Risk                        X                    X
-----------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts or ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for

U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and other financial instruments may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING  SECTOR  CONCENTRATION  RISK - The  risk  that the  securities  of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

      BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the basic materials sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

      BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the biotechnology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug
      Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

      CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the consumer products sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

      ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the electronics sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

      ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

      ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the energy services sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

      FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge.
      Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

      HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the health care sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

      INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the Internet sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

      LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the leisure sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

      PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will underperform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the precious metals sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

      RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the retailing sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

      TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

      TELECOMMUNICATIONS   SECTOR   CONCENTRATION  RISK  -  The  risk  that  the
      securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the telecommunications sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

      TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the transportation sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

      UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the utilities sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The following bar charts show the performance of the Investor Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

[ALL FOLLOWING PERFORMANCE INFORMATION IS SUBJECT TO AUDITOR REVIEW AND WILL BE FINALIZED IN THE 485B POST-EFFECTIVE AMENDMENT FILING]

BANKING FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                     -18.86%
--------------------------------------------------------------------------------
2000                                                                      16.32%
--------------------------------------------------------------------------------
2001                                                                      -2.02%
--------------------------------------------------------------------------------
2002                                                                      -1.98%
--------------------------------------------------------------------------------
2003                                                                      32.31%
--------------------------------------------------------------------------------
2004                                                                      13.73%
--------------------------------------------------------------------------------
2005                                                                      -3.35%
--------------------------------------------------------------------------------
2006                                                                      10.52%
--------------------------------------------------------------------------------
2007                                                                     -27.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 9/30/2000)     22.02%       (quarter ended 9/30/1999)     -18.20%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                       Since
                                                  Past 1     Past    Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                              -27.25%     3.18%     -0.58%
--------------------------------------------------------------------------------
Return After Taxes on Distributions              -27.53%     2.72%     -1.06%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                      -17.70%     2.49%     -0.77%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BASIC MATERIALS FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      21.90%
--------------------------------------------------------------------------------
2000                                                                     -20.69%
--------------------------------------------------------------------------------
2001                                                                      -0.45%
--------------------------------------------------------------------------------
2002                                                                     -13.58%
--------------------------------------------------------------------------------
2003                                                                      32.53%
--------------------------------------------------------------------------------
2004                                                                      20.52%
--------------------------------------------------------------------------------
2005                                                                       3.73%
--------------------------------------------------------------------------------
2006                                                                      22.06%
--------------------------------------------------------------------------------
2007                                                                      34.76%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2000)    24.59%       (quarter ended 9/30/2002)     -23.97%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                       Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               34.76%    22.20%      6.03%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               34.68%    22.02%      5.90%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       22.59%    19.66%      5.20%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      96.24%
--------------------------------------------------------------------------------
2000                                                                      28.63%
--------------------------------------------------------------------------------
2001                                                                     -16.82%
--------------------------------------------------------------------------------
2002                                                                     -45.56%
--------------------------------------------------------------------------------
2003                                                                      46.40%
--------------------------------------------------------------------------------
2004                                                                       1.87%
--------------------------------------------------------------------------------
2005                                                                      11.73%
--------------------------------------------------------------------------------
2006                                                                      -3.07%
--------------------------------------------------------------------------------
2007                                                                       5.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/1999)    46.37%       (quarter ended 9/30/2002)     -33.51%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                                5.69%    11.29%      8.96%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                5.69%    11.29%      8.95%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                        3.70%     9.87%      7.96%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

CONSUMER PRODUCTS FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                       2.32%
--------------------------------------------------------------------------------
2000                                                                     -12.91%
--------------------------------------------------------------------------------
2001                                                                      -2.79%
--------------------------------------------------------------------------------
2002                                                                      -3.58%
--------------------------------------------------------------------------------
2003                                                                      21.65%
--------------------------------------------------------------------------------
2004                                                                      13.27%
--------------------------------------------------------------------------------
2005                                                                      -0.56%
--------------------------------------------------------------------------------
2006                                                                      17.25%
--------------------------------------------------------------------------------
2007                                                                      11.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/1999)    15.70%       (quarter ended 3/31/2000)     -17.29%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (7/6/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               11.31%    12.33%      3.49%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               10.96%    12.12%      3.19%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                        7.36%    10.66%      2.82%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.20%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ELECTRONICS FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                     121.57%
--------------------------------------------------------------------------------
2000                                                                     -18.00%
--------------------------------------------------------------------------------
2001                                                                     -29.31%
--------------------------------------------------------------------------------
2002                                                                     -49.16%
--------------------------------------------------------------------------------
2003                                                                      72.74%
--------------------------------------------------------------------------------
2004                                                                     -20.95%
--------------------------------------------------------------------------------
2005                                                                       4.66%
--------------------------------------------------------------------------------
2006                                                                       6.42%
--------------------------------------------------------------------------------
2007                                                                      -2.17%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/1999)    48.46%       (quarter ended 9/30/2002)     -38.62%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               -2.17%     8.27%      2.10%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               -2.17%     8.27%      2.08%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       -1.41%     7.18%      1.08%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ENERGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      18.68%
--------------------------------------------------------------------------------
2000                                                                      22.81%
--------------------------------------------------------------------------------
2001                                                                     -13.12%
--------------------------------------------------------------------------------
2002                                                                     -13.22%
--------------------------------------------------------------------------------
2003                                                                      23.97%
--------------------------------------------------------------------------------
2004                                                                      32.49%
--------------------------------------------------------------------------------
2005                                                                      38.77%
--------------------------------------------------------------------------------
2006                                                                      11.93%
--------------------------------------------------------------------------------
2007                                                                      33.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 9/30/2005)     20.34%       (quarter ended 9/30/2002)     -18.42%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/21/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               33.44%    27.76%     12.47%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               32.89%    27.43%     12.27%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       22.35%    24.81%     11.13%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.43%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

ENERGY SERVICES FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      44.83%
--------------------------------------------------------------------------------
2000                                                                      41.37%
--------------------------------------------------------------------------------
2001                                                                     -31.79%
--------------------------------------------------------------------------------
2002                                                                     -10.36%
--------------------------------------------------------------------------------
2003                                                                       8.69%
--------------------------------------------------------------------------------
2004                                                                      34.72%
--------------------------------------------------------------------------------
2005                                                                      48.53%
--------------------------------------------------------------------------------
2006                                                                      11.15%
--------------------------------------------------------------------------------
2007                                                                      37.36%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 3/31/2000)     32.81%       (quarter ended 9/30/2000)     -32.81%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               37.36%    27.13%      7.44%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               37.36%    27.13%      7.44%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       24.28%    24.34%      6.57%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      -1.46%
--------------------------------------------------------------------------------
2000                                                                      21.78%
--------------------------------------------------------------------------------
2001                                                                     -12.96%
--------------------------------------------------------------------------------
2002                                                                     -15.94%
--------------------------------------------------------------------------------
2003                                                                      29.71%
--------------------------------------------------------------------------------
2004                                                                      17.24%
--------------------------------------------------------------------------------
2005                                                                       3.34%
--------------------------------------------------------------------------------
2006                                                                      16.10%
--------------------------------------------------------------------------------
2007                                                                     -18.89%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 9/30/2000)     22.80%       (quarter ended 9/30/2002)     -19.61%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/2/1998)
--------------------------------------------------------------------------------
Return Before Taxes                              -18.89%     8.16%      2.05%
--------------------------------------------------------------------------------
Return After Taxes on Distributions              -19.39%     7.84%      1.84%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                      -12.27%     6.90%      1.64%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.48%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

HEALTH CARE FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                     -13.06%
--------------------------------------------------------------------------------
2000                                                                      31.07%
--------------------------------------------------------------------------------
2001                                                                     -12.58%
--------------------------------------------------------------------------------
2002                                                                     -20.05%
--------------------------------------------------------------------------------
2003                                                                      32.39%
--------------------------------------------------------------------------------
2004                                                                       6.26%
--------------------------------------------------------------------------------
2005                                                                      10.62%
--------------------------------------------------------------------------------
2006                                                                       4.70%
--------------------------------------------------------------------------------
2007                                                                       6.22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2000)     16.88%       (quarter ended 6/30/2002)     -15.49%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                 Past 1     Past      Inception
INVESTOR CLASS SHARES                             Year     5 Years   (4/17/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               6.22%     11.59%      4.88%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               6.22%     11.59%      4.88%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       4.05%     10.14%      4.26%
--------------------------------------------------------------------------------
S&P 500 Index 1                                   5.49%     12.83%      4.47%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INTERNET FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS _____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2001                                                                     -46.13%
--------------------------------------------------------------------------------
2002                                                                     -43.49%
--------------------------------------------------------------------------------
2003                                                                      64.02%
--------------------------------------------------------------------------------
2004                                                                      12.89%
--------------------------------------------------------------------------------
2005                                                                      -2.03%
--------------------------------------------------------------------------------
2006                                                                       8.23%
--------------------------------------------------------------------------------
2007                                                                      11.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2001)    39.11%       (quarter ended 9/30/2001)     -44.57%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                 Past 1      Past     Inception
INVESTOR CLASS SHARES                             Year     5 Years   (4/6/2000)
--------------------------------------------------------------------------------
Return Before Taxes                               11.57%    16.98%    -17.42%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               11.45%    16.95%    -17.43%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                        7.53%    14.99%    -12.91%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      1.39%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

LEISURE FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                       9.37%
--------------------------------------------------------------------------------
2000                                                                     -22.31%
--------------------------------------------------------------------------------
2001                                                                     -17.54%
--------------------------------------------------------------------------------
2002                                                                     -15.31%
--------------------------------------------------------------------------------
2003                                                                      34.35%
--------------------------------------------------------------------------------
2004                                                                      23.22%
--------------------------------------------------------------------------------
2005                                                                      -5.25%
--------------------------------------------------------------------------------
2006                                                                      21.46%
--------------------------------------------------------------------------------
2007                                                                      -0.98%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2003)     18.74%       (quarter ended 9/30/2001)     -35.92%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               -0.98%    13.53%      1.80%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               -0.98%    13.53%      1.76%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       -0.64%    11.89%      1.52%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

PRECIOUS METALS FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                     -14.42%
--------------------------------------------------------------------------------
1999                                                                       0.00%
--------------------------------------------------------------------------------
2000                                                                     -21.79%
--------------------------------------------------------------------------------
2001                                                                      18.66%
--------------------------------------------------------------------------------
2002                                                                      48.24%
--------------------------------------------------------------------------------
2003                                                                      42.31%
--------------------------------------------------------------------------------
2004                                                                     -14.12%
--------------------------------------------------------------------------------
2005                                                                      21.55%
--------------------------------------------------------------------------------
2006                                                                      21.57%
--------------------------------------------------------------------------------
2007                                                                      19.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 3/31/2002)     32.48%       (quarter ended 6/30/2004)     -21.01%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                  Past 1    Past       Past
INVESTOR CLASS SHARES                              Year    5 Years   10 Years
--------------------------------------------------------------------------------
Return Before Taxes                               19.92%    16.71%      9.81%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               19.92%    16.71%      9.78%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       12.95%    14.76%      8.74%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      5.91%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

RETAILING FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      12.91%
--------------------------------------------------------------------------------
2000                                                                     -24.06%
--------------------------------------------------------------------------------
2001                                                                       3.23%
--------------------------------------------------------------------------------
2002                                                                     -23.44%
--------------------------------------------------------------------------------
2003                                                                      33.85%
--------------------------------------------------------------------------------
2004                                                                       9.33%
--------------------------------------------------------------------------------
2005                                                                       4.76%
--------------------------------------------------------------------------------
2006                                                                       9.32%
--------------------------------------------------------------------------------
2007                                                                     -12.68%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2001)    20.89%       (quarter ended 9/30/2002)     -18.46%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                              -12.68%     7.91%      2.14%
--------------------------------------------------------------------------------
Return After Taxes on Distributions              -12.68%     7.91%      2.11%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       -8.24%     6.87%      1.82%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TECHNOLOGY FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      81.16%
--------------------------------------------------------------------------------
2000                                                                     -38.75%
--------------------------------------------------------------------------------
2001                                                                     -29.14%
--------------------------------------------------------------------------------
2002                                                                     -40.38%
--------------------------------------------------------------------------------
2003                                                                      57.16%
--------------------------------------------------------------------------------
2004                                                                       0.18%
--------------------------------------------------------------------------------
2005                                                                       2.48%
--------------------------------------------------------------------------------
2006                                                                       6.40%
--------------------------------------------------------------------------------
2007                                                                      12.10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/1999)    39.65%       (quarter ended 9/30/2001)     -36.26%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1    Past      Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/14/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               12.10%    13.99%      3.40%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               12.10%    13.97%      3.39%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                        7.87%    12.28%      2.94%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.53%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TELECOMMUNICATIONS FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                      58.59%
--------------------------------------------------------------------------------
2000                                                                     -39.41%
--------------------------------------------------------------------------------
2001                                                                     -46.82%
--------------------------------------------------------------------------------
2002                                                                     -43.04%
--------------------------------------------------------------------------------
2003                                                                      31.78%
--------------------------------------------------------------------------------
2004                                                                      13.26%
--------------------------------------------------------------------------------
2005                                                                      -0.38%
--------------------------------------------------------------------------------
2006                                                                      19.06%
--------------------------------------------------------------------------------
2007                                                                       9.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2002)    36.36%       (quarter ended 3/31/2001)     -32.86%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                                9.38%    14.13%     -3.59%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                9.34%    13.84%     -3.73%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                        6.09%    12.23%     -3.06%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.59%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

TRANSPORTATION FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1999                                                                     -18.36%
--------------------------------------------------------------------------------
2000                                                                       0.46%
--------------------------------------------------------------------------------
2001                                                                      -3.48%
--------------------------------------------------------------------------------
2002                                                                     -13.01%
--------------------------------------------------------------------------------
2003                                                                      18.56%
--------------------------------------------------------------------------------
2004                                                                      21.83%
--------------------------------------------------------------------------------
2005                                                                       7.78%
--------------------------------------------------------------------------------
2006                                                                       7.41%
--------------------------------------------------------------------------------
2007                                                                      -8.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2001)    19.70%       (quarter ended 9/30/1999)     -19.91%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/2/1998)
--------------------------------------------------------------------------------
Return Before Taxes                               -8.84%     8.80%     -1.70%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               -8.84%     8.80%     -1.70%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                       -5.74%     7.65%     -1.43%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      4.48%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

UTILITIES FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2001                                                                     -24.33%
--------------------------------------------------------------------------------
2002                                                                     -32.37%
--------------------------------------------------------------------------------
2003                                                                      25.41%
--------------------------------------------------------------------------------
2004                                                                      16.64%
--------------------------------------------------------------------------------
2005                                                                      10.17%
--------------------------------------------------------------------------------
2006                                                                      20.38%
--------------------------------------------------------------------------------
2007                                                                      13.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/20/2003)     20.39%       (quarter ended 9/30/2002)     -23.13%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                                                        Since
                                                  Past 1     Past     Inception
INVESTOR CLASS SHARES                              Year    5 Years   (4/3/2000)
--------------------------------------------------------------------------------
Return Before Taxes                               13.20%    17.04%      3.83%
--------------------------------------------------------------------------------
Return After Taxes on Distributions               12.24%    16.09%      2.83%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of
Fund Shares                                        8.58%    14.40%      2.62%
--------------------------------------------------------------------------------
S&P 500 Index 1                                    5.49%    12.83%      1.35%
--------------------------------------------------------------------------------

1 The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ____%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
1998                                                                       4.63%
--------------------------------------------------------------------------------
1999                                                                       4.28%
--------------------------------------------------------------------------------
2000                                                                       5.41%
--------------------------------------------------------------------------------
2001                                                                       3.33%
--------------------------------------------------------------------------------
2002                                                                       0.86%
--------------------------------------------------------------------------------
2003                                                                       0.24%
--------------------------------------------------------------------------------
2004                                                                       0.44%
--------------------------------------------------------------------------------
2005                                                                       2.31%
--------------------------------------------------------------------------------
2006                                                                       4.04%
--------------------------------------------------------------------------------
2007                                                                       4.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Highest Quarter Return                     Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2000)     1.45%       (quarter ended 3/31/2004)       0.03%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

--------------------------------------------------------------------------------
                                               Past 1    Past
INVESTOR CLASS SHARES                           Year    5 Years   Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                             4.21%     2.25%        2.97%
--------------------------------------------------------------------------------
90 Day Treasury Composite Index 2              14.39%    -0.02%        0.88%
--------------------------------------------------------------------------------

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

2 The 90 Day Treasury Composite Index is an unmanaged index that is a widely recognized indicator of general money market performance. Returns reflect no deduction for fees, expenses or taxes.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Funds described in this Prospectus. [FUND FEES AND EXPENSES TO BE PROVIDED BY AMENDMENT]

---------------------------------------------------------------------------------------------------------------------
                                            Basic                     Consumer                               Energy
                               Banking    Materials   Biotechnology   Products   Electronics     Energy     Services
---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1              None        None          None          None        None         None        None
---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------
Management Fees                 0.85%       0.85%         0.85%         0.85%       0.85%        0.85%       0.85%
---------------------------------------------------------------------------------------------------------------------
Distribution And/Or
Shareholder Service (12b-1)
Fees                            None        None          None          None        None         None        None
---------------------------------------------------------------------------------------------------------------------
Other Expenses                  ____%       ____%         ____%         ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses                        ____%       ____%         ____%         ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------------------------

1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

---------------------------------------------------------------------------------------------------------------------
                              Financial     Health                                Precious
                               Services      Care        Internet      Leisure     Metals      Retailing   Technology
---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1              None        None          None          None        None         None        None
---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------
Management Fees                 0.85%       0.85%         0.85%         0.85%       0.75%        0.85%       0.85%
---------------------------------------------------------------------------------------------------------------------
Distribution And/Or
Shareholder Service (12b-1)
Fees                            None        None          None          None        None         None        None
---------------------------------------------------------------------------------------------------------------------
Other Expenses                  ____%       ____%         ____%         ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses                        ____%       ____%         ____%         ____%       ____%        ____%       ____%
---------------------------------------------------------------------------------------------------------------------

1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

------------------------------------------------------------------------------------------------
                                                                                U.S. Government
                              Telecommunications   Transportation   Utilities    Money Market
------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                   None              None            None          None
------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------
Management Fees                      0.85%             0.85%           0.85%         0.50%
------------------------------------------------------------------------------------------------
Distribution And/Or
Shareholder Service (12b-1)
Fees                                 None              None            None          None
------------------------------------------------------------------------------------------------
Other Expenses                       ____%             ____%           ____%         ____%
------------------------------------------------------------------------------------------------
Total Annual Fund Operating
Expenses                             ____%             ____%           ____%         ____%
------------------------------------------------------------------------------------------------

1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions. [EXAMPLE NUMBERS TO BE PROVIDED BY AMENDMENT]

--------------------------------------------------------------------------------
FUND                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
BANKING                              $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
BASIC MATERIALS                      $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
BIOTECHNOLOGY                        $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
CONSUMER PRODUCTS                    $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
ELECTRONICS                          $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
ENERGY                               $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
ENERGY SERVICES                      $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
FINANCIAL SERVICES                   $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
HEALTH CARE                          $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
INTERNET                             $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
LEISURE                              $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
PRECIOUS METALS                      $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
RETAILING                            $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
TECHNOLOGY                           $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
TELECOMMUNICATIONS                   $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
TRANSPORTATION                       $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
UTILITIES                            $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET         $_____      $_____      $_____      $_____
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector using Global Industry Classification Standard (GICS) codes. The Advisor then employs a quantitative screen to ensure minimum capitalization and liquidity standards. The resulting portfolio is weighted to meet diversification standards and to generate returns respective of that sector. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Investor Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
                    MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

      The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

                  o     $1,000 for retirement accounts

                  o     $2,500 for all other accounts

      Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

      To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

      There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at WWW.RYDEXINVESTMENTS.COM.

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
          METHOD                       FUND              AFTERNOON CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                         All Funds                Market Close
--------------------------------------------------------------------------------
By Phone                        Sector Funds             3:30 P.M., Eastern Time
                                ------------------------------------------------
                                U.S. Government Money    1:00 P.M., Eastern Time
                                Market Fund*
--------------------------------------------------------------------------------
By Internet                     Sector Funds             3:45 P.M., Eastern Time
                                ------------------------------------------------
                                U.S. Government Money    1:00 P.M., Eastern Time
                                Market Fund*
--------------------------------------------------------------------------------
By Financial Intermediary       Sector Funds and U.S.    Market Close**
                                Government Money
                                Market Fund
--------------------------------------------------------------------------------

* To receive the current Business Day's dividend for the U.S. Government Money Market Fund, the Fund must receive your wire purchase order by 1:00 p.m., Eastern Time. All redemption orders received prior to 1:00 p.m., Eastern Time will not receive the current Business Day's dividend. All redemption orders received after 1:00 p.m., Eastern Time are entitled to receive the current Business Day's dividend.

**    Each   financial   intermediary   may  have  its  own  rules  about  share
      transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Complete the account              Complete the Rydex investment slip
                    application that corresponds to   included with your quarterly statement
                    the type of account you are       or send written purchase instructions
                    opening.                          that include:
BY MAIL             o MAKE SURE TO DESIGNATE THE      o YOUR NAME
IRA AND OTHER       RYDEX FUND(S) YOU WANT TO         o YOUR SHAREHOLDER ACCOUNT NUMBER
RETIREMENT          PURCHASE.                         o THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS            o MAKE SURE YOUR INVESTMENT       PURCHASE.
REQUIRE             MEETS THE ACCOUNT MINIMUM
ADDITIONAL          -------------------------------------------------------------------------
PAPERWORK.                        Make your check payable to RYDEX INVESTMENTS.
                    -------------------------------------------------------------------------
                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    -------------------------------------------------------------------------
                       Include the name of the Rydex Fund(s) you want to purchase on your
CALL RYDEX                                           check.
CLIENT                IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
SERVICES TO           INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT MONEY MARKET FUND.
REQUEST A           -------------------------------------------------------------------------
RETIREMENT          Mail your application and check        Mail your written purchase
ACCOUNT                            to:                     instructions and check to:
INVESTOR            -------------------------------------------------------------------------
APPLICATION         MAILING ADDRESS:
KIT.                Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850

---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account                  Be sure to designate in your wire
                    paperwork, and then call          instructions the Rydex Fund(s) you want
                    Rydex to obtain your account                   to purchase.
                    number.
BY WIRE
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
RYDEX CLIENT        o MAKE SURE YOUR INVESTMENT
SERVICES            MEETS THE ACCOUNT MINIMUM.
PHONE               -------------------------------------------------------------------------
NUMBER:             To obtain "same-day credit" (to get that Business Day's NAV) for your
800.820.0888        purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
OR                  FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE
301.296.5406        RYDEX FUND(S) YOU ARE PURCHASING:
                    o Account Number
                    o Fund Name
                    o Amount of Wire
                    o Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                    PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING
                    THE RECEIPT OF THE WIRE.
                    -------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                    IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                    INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT MONEY MARKET
                    FUND.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                           ----------------                    --------------------
BY ACH              Submit new account                SUBSEQUENT PURCHASES MADE VIA ACH
(FAX)               paperwork, and then call          MUST BE A MINIMUM OF $50. To make a
RYDEX FAX           Rydex to obtain your account      subsequent purchase, send written
NUMBER:             number. Be sure to complete       purchase instructions that include:
301.296.5103        the "Electronic Investing (via
                    ACH)" section. Then, fax it to    o YOUR NAME
                    Rydex. (ONLY Individual,          o YOUR SHAREHOLDER ACCOUNT NUMBER
                    Joint and UGMA/UTMA               o THE RYDEX FUND(S) YOU WANT TO
                    accounts may be opened by         PURCHASE
                    fax).                             o ACH BANK INFORMATION (IF NOT ON
                                                      RECORD)
                    o MAKE SURE TO INCLUDE A LETTER
                    OF INSTRUCTION REQUESTING THAT
                    WE PROCESS YOUR PURCHASE BY
                    ACH.
                    o MAKE SURE TO DESIGNATE THE
                    RYDEX FUND(S) YOU WANT TO
                    PURCHASE.
                    o MAKE SURE YOUR INVESTMENT
                    MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                              www.rydexinvestments.com

---------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex  will   ordinarily   cancel  your  purchase   order  under  the  following
circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
  MAIL      Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o     signature  of  account   owner(s)   (not   required  for   telephone
            redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

REDEEMING SHARES BY DRAFT CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a draft check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Funds may suspend the checkwriting privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class

Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101
   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares of the Funds for Investor Class Shares (or H-Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your
eDelivery   service  if  two  (2)  or  more  e-mail   notices  are  returned  as
undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

FREQUENT TRADING POLICY. Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


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

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2008 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

FUND                                                                ADVISORY FEE
BANKING                                                                    0.85%
BASIC MATERIALS                                                            0.85%
BIOTECHNOLOGY                                                              0.85%
CONSUMER PRODUCTS                                                          0.85%
ELECTRONICS                                                                0.85%
ENERGY                                                                     0.85%
ENERGY SERVICES                                                            0.85%
FINANCIAL SERVICES                                                         0.85%
HEALTH CARE                                                                0.85%
INTERNET                                                                   0.85%
LEISURE                                                                    0.85%
PRECIOUS METALS                                                            0.75%
RETAILING                                                                  0.85%
TECHNOLOGY                                                                 0.85%
TELECOMMUNICATIONS                                                         0.85%
TRANSPORTATION                                                             0.85%
UTILITIES                                                                  0.85%
U.S. GOVERNMENT MONEY MARKET                                               0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, some of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy (which is offered in a separate prospectus), Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset

Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2008 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

(FINANCIAL HIGHLIGHTS INFORMATION TO BE PROVIDED AND FILED BY AMENDMENT)

      ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[RYDEX INVESTMENTS LOGO]
       ESSENTIAL FOR MODERN MARKETS(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------

          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.

--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS
                                                       H-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2008

                                                            ESSENTIAL PORTFOLIOS
                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO] RYDEXINVESTMENTS
            ESSENTIAL FOR MORDERN MARKETS(TM)

TABLE OF CONTENTS

ESSENTIAL PORTFOLIO FUNDS OVERVIEW                                           XX

   Essential Portfolio Conservative Fund                                     XX

   Essential Portfolio Moderate Fund                                         XX

   Essential Portfolio Aggressive Fund                                       XX

      PRINCIPAL RISKS OF INVESTING IN THE FUNDS                              XX

      DESCRIPTIONS OF PRINCIPAL RISKS                                        XX

      FUND PERFORMANCE                                                       XX

      FUND FEES AND EXPENSES                                                 XX

      MORE INFORMATION ABOUT THE FUNDS                                       XX

      SHAREHOLDER INFORMATION                                                XX

      TRANSACTION INFORMATION                                                XX

      BUYING FUND SHARES                                                     XX

      SELLING FUND SHARES                                                    XX

      EXCHANGING FUND SHARES                                                 XX

      RYDEX ACCOUNT POLICIES                                                 XX

      DISTRIBUTION AND SHAREHOLDER SERVICES                                  XX

      DIVIDENDS AND DISTRIBUTIONS                                            XX

      TAX INFORMATION                                                        XX

      MANAGEMENT OF THE FUNDS                                                XX

      FINANCIAL HIGHLIGHTS                                                   XX

      ADDITIONAL INFORMATION                                                 XX

--------------------------------------------------------------------------------

          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.

--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes the H-Class Shares of the Essential Portfolio Conservative Fund, the Essential Portfolio Moderate Fund and the Essential Portfolio Aggressive Fund (each a "Fund" and collectively, the "Funds" or "Essential Portfolio Funds"). The Funds are advised by PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through their financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Funds are intended for long-term investment purposes only, and are not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

ESSENTIAL PORTFOLIO FUNDS OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds may charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the Essential Portfolio Funds, the Advisor uses many of the tenets of ESSENTIAL PORTFOLIO THEORY ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various fact that influence today's financial markets.

Each Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, referred to as the "Alternate" asset class). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The Essential Portfolio Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

FUND                                      TARGET RISK   TARGET ALLOCATION RANGE
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND     Low
Equity                                                  20-50%
Fixed-Income/Money Market                               20-70%
Alternative                                              5-35%

ESSENTIAL PORTFOLIO MODERATE FUND         Medium
Equity                                                  30-70%
Fixed-Income/Money Market                               10-50%
Alternative                                             10-40%
ESSENTIAL PORTFOLIO AGGRESSIVE FUND       High
Equity                                                  50-90%
Fixed-Income/Money Market                                5-30%
Alternative                                             10-45%

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an underlying fund's prospectus or statement of additional information by calling Rydex

Client    Services    at    800.820.0888    or    301.296.5406,    or   visiting
www.rydexinvestments.com,   or  visiting  the  U.S.   Securities   and  Exchange
Commission's website at www.sec.gov.

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
--------------------------------------------------------------------------------
H-CLASS (RYEPX)

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


The Fund may be appropriate for investors who:

      o     Have a low risk tolerance

      o     Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Conservative Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      o Domestic Equity and Domestic Equity-Style Funds: Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

      o Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

Because the underlying funds are not offered in this Prospectus, a summary of each underlying fund is provided under the heading "Descriptions of the Underlying Funds" on page XX. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting WWW.RYDEXINVESTMENTS.COM, or visiting the U.S. Securities and Exchange Commission's website at WWW.SEC.GOV.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

o     Commodity-Linked Derivative Investment Risk

o     Conflicts of Interest Risk

o     Counterparty Credit Risk

o     Credit Risk

o     Currency Risk

o     Derivatives Risk

o     Early Closing Risk

o     Energy Sector Concentration Risk

o     Fixed Income Risk

o     Foreign Issuer Exposure Risk

o     Fund of Funds Risk

o     Geographic Concentration in Europe Risk

o     Geographic Concentration in Japan Risk

o     High Yield Risk

o     Industry Concentration Risk

o     Interest Rate Risk

o     Investment in Investment Companies Risk

o     Investment Style Risk

o     Investment Technique Risk

o     Issuer Specific Risk

o     Large-Capitalization Securities Risk

o     Leveraging Risk

o     Liquidity Risk

o     Market Risk

o     Mid-Capitalization Securities Risk

o     Real Estate Sector Concentration Risk

o     Short Sales Risk

o     Small-Capitalization Securities Risk

o     Stable Price Per Share Risk

o     Tax Risk

o     Tracking Error Risk

o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

ESSENTIAL PORTFOLIO MODERATE FUND
--------------------------------------------------------------------------------
H-CLASS (RYMLX)

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


The Fund may be appropriate for investors who:

      o     Have a moderate risk tolerance

      o     Primarily seek growth from their investment

      o Are willing to assume some short-term price fluctuations in exchange for potentially higher returns over time


PRINCIPAL INVESTMENT STRATEGY

The Essential Portfolio Moderate Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      o Domestic Equity and Domestic Equity - Style Funds: Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

      o Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Managed Futures Strategy Fund and Real Estate Fund

Because the underlying funds are not offered in this Prospectus, a summary of each underlying fund is provided under the heading "Descriptions of the Underlying Funds" on page XX. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting WWW.RYDEXINVESTMENTS.COM, or visiting the U.S. Securities and Exchange Commission's website at WWW.SEC.GOV.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

o     Commodity-Linked Derivative Investment Risk

o     Conflicts of Interest Risk

o     Counterparty Credit Risk

o     Credit Risk

o     Currency Risk

o     Derivatives Risk

o     Early Closing Risk

o     Energy Sector Concentration Risk

o     Fixed Income Risk

o     Foreign Issuer Exposure Risk

o     Fund of Funds Risk

o     Geographic Concentration in Europe Risk

o     Geographic Concentration in Japan Risk

o     High Yield Risk

o     Industry Concentration Risk

o     Interest Rate Risk

o     Investment in Investment Companies Risk

o     Investment Style Risk

o     Investment Technique Risk

o     Issuer Specific Risk

o     Large-Capitalization Securities Risk

o     Leveraging Risk

o     Liquidity Risk

o     Market Risk

o     Mid-Capitalization Securities Risk

o     Real Estate Sector Concentration Risk

o     Short Sales Risk

o     Small-Capitalization Securities Risk

o     Stable Price Per Share Risk

o     Tax Risk

o     Technology Sector Concentration Risk

o     Tracking Error Risk

o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
--------------------------------------------------------------------------------
H-CLASS (RYGHX)

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.


The Fund may be appropriate for investors who:

      o     Have an aggressive risk tolerance

      o     Primarily seek growth from their investment

      o Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The  Essential  Portfolio  Aggressive  Fund  seeks  to  achieve  its  investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other Essential Portfolio Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice) (unless otherwise noted, each underlying fund listed below is a series of the Trust):

      o Domestic Equity and Domestic Equity - Style Funds: Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Nova Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Russell 2000(R) 1.5x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund and Small-Cap Value Fund

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund

      o International Equity Funds: Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and International Rotation Fund

      o Alternative Investment Funds: Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity, Managed Futures Strategy Fund and Real Estate Fund

Because the underlying funds are not offered in this Prospectus, a summary of each underlying fund is provided under the heading "Descriptions of the Underlying Funds" on page

XX. The summaries are qualified in their entirety by reference to the prospectus and Statement of Additional Information applicable to each underlying fund, which may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting WWW.RYDEXINVESTMENTS.COM, or visiting the U.S. Securities and Exchange Commission's website at WWW.SEC.GOV.

The Fund may also invest in exchange-traded funds to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

o     Commodity-Linked Derivative Investment Risk

o     Conflicts of Interest Risk

o     Counterparty Credit Risk

o     Credit Risk

o     Derivatives Risk

o     Early Closing Risk

o     Energy Sector Concentration Risk

o     Fixed Income Risk

o     Foreign Issuer Exposure Risk

o     Fund of Funds Risk

o     Geographic Concentration in Europe Risk

o     Geographic Concentration in Japan Risk

o     High Yield Risk

o     Industry Concentration Risk

o     Interest Rate Risk

o     Investment in Investment Companies Risk

o     Investment Style Risk

o     Investment Technique Risk

o     Issuer Specific Risk

o     Large-Capitalization Securities Risk

o     Leveraging Risk

o     Liquidity Risk

o     Market Risk

o     Mid-Capitalization Securities Risk

o     Real Estate Sector Concentration Risk

o     Short Sales Risk

o     Small-Capitalization Securities Risk

o     Stable Price Per Share Risk

o     Tax Risk

o     Technology Sector Concentration Risk

o     Tracking Error Risk

o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page XX for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ABSOLUTE RETURN STRATEGIES FUND - The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than equity indices.

COMMODITIES STRATEGY FUND - The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The S&P GSCI(TM) Commodity Index (formerly, the GSCI(R) Total Return Index) is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

EUROPE 1.25x STRATEGY FUND - The Europe 1.25x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index (the "underlying index"). The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 31, 2007, the Dow Jones STOXX 50(R) Index included companies with a capitalization range of $35.2 billion to $231 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the underlying index. To the extent the Europe 1.25x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND - The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged derivative instruments, such as certain futures and options contracts and swap agreements. If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% of that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

HEDGED EQUITY FUND - The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to the following: long/short value, long/short growth, long/short momentum, and covered call writing. Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominantly have a long exposure to directional and non-directional positions. Under normal circumstances, the Fund will invest principally in long and short positions in small and mid-capitalization U.S. and foreign equity securities (though the Fund may invest in securities of any capitalization range), or derivatives thereof, including futures, options and swap agreements, ADRs, and securities of other investment companies.

HIGH YIELD STRATEGY FUND - The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds.

INTERNATIONAL ROTATION FUND - The International Rotation Fund seeks long term capital appreciation.

JAPAN 2x STRATEGY FUND - The Japan 2x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. As of December 31, 2007, the Nikkei 225 Stock Average included companies with capitalizations ranging from $183 million to $172 billion. To the extent the Japan 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase by 200% of the fair value of the underlying index during times when the performance of the underlying index is increasing. When the fair value of the Fund's underlying index decreases, the value of the Fund's shares should also decrease by 200% of the fair value of the decrease in the underlying index (E.G., if the fair value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10%). Due to the use of fair valuation, which is explained in more detail under "Calculating NAV," the value of the Fund's shares may increase by more or less than 200% of the reported value of the underlying index on any given day. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

LARGE-CAP GROWTH FUND - The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $1.9 billion to $511.9 billion. To the extent the Large-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

LARGE-CAP VALUE FUND - The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 31, 2007, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $708 million to $252.1 billion. To the extent the Large-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

MANAGED FUTURES STRATEGY FUND - The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a specific benchmark for measuring trends in the commodity and financial futures markets. The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark" or the "S&P DTI"). The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). It is expected that the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Investment in the Subsidiary is expected to provide the Fund with exposure to the investment returns of commodities markets within the limitations of the federal tax requirements that apply to the Fund.

MID-CAP 1.5x STRATEGY FUND - The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index (the "underlying index"). The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 31, 2007, the S&P MidCap 400 Index included companies with a capitalization range of $342 million to $12.3 billion. To the extent the Mid-Cap 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index.

MID-CAP GROWTH FUND - The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $560 million to $12.3 billion. To the extent the Mid-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

MID-CAP VALUE FUND - The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 31, 2007, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $420 million to $6.3 billion. To the extent the Mid-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

MULTI-CAP CORE EQUITY FUND - The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000 Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each.

NASDAQ-100(R) FUND - The NASDAQ-100(R) Fund seeks to provide investment s results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ-100(R) Index (the "underlying index"). The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100(R) Index included companies with a capitalization range of $2.9 billion to $333 billion. To the extent the NASDAQ-100(R) Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

NOVA FUND - The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. To the extent the Nova Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged derivative instruments, such as futures contracts, and options on securities, futures contracts, and stock indices, as well as equity securities and may enter into swap agreements. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of nay increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding & the Effect of Leverage."

REAL ESTATE FUND - The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (collectively, "Real Estate Companies"). Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. To the extent the Real Estate Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

RUSSELL 2000(R) 1.5x STRATEGY FUND - The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 31, 2007, the Russell 2000(R) Index included companies with a capitalization range of $27 million to $8.6 billion. The Fund invests principally in securities of companies included in the underlying index and in leveraged derivative instruments, such as equity swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its underlying index or to securities whose performance is highly correlated to its underlying index. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its underlying index. To the extent the Russell 2000(R) 1.5x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its underlying index is increasing. When the value of its underlying index is decreasing, the value of the Fund's shares will tend to decrease.

RYDEX DYNAMIC FUNDS NASDAQ-100(R) 2x STRATEGY FUND - The NASDAQ-100(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index(R) (the "underlying index"). The NASDAQ-100(R) Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ. As of December 31, 2007, the NASDAQ-100(R) Index included companies with a capitalization range of $2.9 billion to $333 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the NASDAQ-100(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index(R) is concentrated in technology companies.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

RYDEX DYNAMIC FUNDS RUSSELL 2000(R) 2x STRATEGY FUND - The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index"). The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization and consisting of a capitalization range of $27 million to $8.6 billion as of December 31, 2007. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the Russell 2000(R) 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

RYDEX DYNAMIC FUNDS S&P 500 2x STRATEGY FUND - The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index (the "underlying index"). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2007, the S&P 500 Index included companies with a capitalization range of $708 million to $511.9 billion. The Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. To the extent the S&P 500 2x Strategy Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (E.G., if the value of the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

SECTOR ROTATION FUND - The Sector Rotation Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. The Fund invests in equity securities, including small and mid-capitalization securities, such as U.S. traded common stocks and ADRs, but may also invest in equity derivatives, such as futures contracts, options, and swap transactions. The Fund may also enter into short sales.

SMALL-CAP GROWTH FUND - The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $167 million to $4.8 billion. To the extent the Small-Cap Growth Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

SMALL-CAP VALUE FUND - The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 31, 2007, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $89 million to $3.5 billion. To the extent the Small-Cap Value Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

U.S. GOVERNMENT MONEY MARKET FUND - The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

                                             Essential Portfolio   Essential Portfolio   Essential Portfolio
                                              Conservative Fund       Moderate Fund        Aggressive Fund
------------------------------------------------------------------------------------------------------------
Commodity-Linked Derivative Investment Risk           X                     X                     X
Conflicts of Interest Risk                            X                     X                     X
Counterparty Credit Risk                              X                     X                     X
Credit Risk                                           X                     X                     X
Currency Risk                                         X                     X
Derivatives Risk                                      X                     X                     X
Early Closing Risk                                    X                     X                     X
Energy Sector Concentration Risk                      X                     X                     X
Fixed Income Risk                                     X                     X                     X
Foreign Issuer Exposure Risk                          X                     X                     X
Fund of Funds Risk                                    X                     X                     X
Geographic Concentration in Europe Risk               X                     X                     X
Geographic Concentration in Japan Risk                X                     X                     X
High Yield Risk                                       X                     X                     X
Industry Concentration Risk                           X                     X                     X
Interest Rate Risk                                    X                     X                     X
Investment in Investment Companies Risk               X                     X                     X
Investment Style Risk                                 X                     X                     X
Investment Technique Risk                             X                     X                     X
Issuer Specific Risk                                  X                     X                     X
Large-Capitalization Securities Risk                  X                     X                     X
Leveraging Risk                                       X                     X                     X
Liquidity Risk                                        X                     X                     X
Market Risk                                           X                     X                     X
Mid-Capitalization Securities Risk                    X                     X                     X
Real Estate Sector Concentration Risk                 X                     X                     X
Short Sales Risk                                      X                     X                     X
Small-Capitalization Securities Risk                  X                     X                     X
Stable Price Per Share Risk                           X                     X                     X
Tax Risk                                              X                     X                     X
Technology Sector Concentration Risk                                        X                     X

                                             Essential Portfolio   Essential Portfolio   Essential Portfolio
                                              Conservative Fund       Moderate Fund        Aggressive Fund
------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                   X                     X                     X
Trading Halt Risk                                     X                     X                     X

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund may invest in the Commodities Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Commodity-Linked Derivative Investment Risk. The Commodities Strategy Fund's and Managed Futures Strategy Fund's exposure to the commodities markets may subject the Commodities Strategy Fund and Managed Futures Strategy Fund, and thus the Fund, to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Commodities Strategy Fund and Managed Futures Strategy Fund invest in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Commodities Strategy Fund and Managed Futures Strategy Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Commodities Strategy Fund and Managed Futures Strategy Fund, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Commodities Strategy Fund and Managed Futures Strategy Fund may receive more or less principal than it originally invested. The Commodities Strategy Fund and Managed Futures Strategy Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Commodities Strategy Fund and Managed Futures Strategy Fund intend to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK - Each of the underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest is subject to Counterparty Credit Risk. The underlying funds invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund and Managed Futures Strategy Fund, structured notes. The underlying funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The underlying funds will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the underlying fund, this default will cause the value of the Fund's investment in the underlying fund to decrease. In addition, the underlying funds may enter into swap agreements with a limited number of counterparties, and the
Commodities Strategy Fund and Managed Futures Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase an underlying fund's, and thus the Fund's, exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Fund may invest in the Absolute Return Strategies Fund and High Yield Strategy Fund, which may each enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Absolute Return Strategies Fund and High Yield Strategy Fund may be either the buyers of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the sellers of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Absolute Return Strategies Fund and/or High Yield Strategy Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Absolute Return Strategies Fund's and/or High Yield Strategy Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Absolute Return Strategies Fund and/or High Yield Strategy Fund invests.

CREDIT RISK - The Fund may invest in the High Yield Strategy Fund, which is subject to Credit Risk. Credit risk is the risk that the High Yield Strategy Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

CURRENCY RISK - The Fund may invest in the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, High Yield Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, and Managed Futures Strategy Fund, each of which is subject to Currency Risk. These underlying funds' indirect and direct exposure to foreign currencies subjects the underlying funds, and thus the Fund, to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, and Managed Futures Strategy Fund may incur transaction costs in connection with conversions between various currencies. These underlying funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

DERIVATIVES RISK - The underlying funds (except for the U.S. Government Money Market Fund) may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their respective investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

      The risks associated with the underlying funds' use of futures and options contracts include:

            o The underlying funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

            o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

            o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

            o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

            o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund is subject to the risk that the securities of issuers in the energy sector and energy sector commodities that the Commodities Strategy Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Strategy Fund's investments are concentrated in issuers conducting business in the energy sector, the Commodities Strategy Fund, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of securities of energy companies and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in the Absolute Return Strategies Fund, Government Long Bond 1.2x Strategy Fund, Hedged Equity Fund, High Yield Strategy Fund, and Managed Futures Strategy Fund, each of which may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Such periods may benefit the High Yield Strategy Fund. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund having to reinvest the proceeds in lower yielding coupon securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, High Yield Strategy Fund, International Rotation Fund, Japan 2x Strategy Fund, NASDAQ-100(R) Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and Sector Rotation Fund, each of which may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. The High Yield Strategy Fund may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than that are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income.
Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying fund. With respect to the High Yield Strategy Fund, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. In addition, periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - The Fund may invest in the Europe 1.25x Strategy Fund, which is subject to Geographic Concentration in Europe Risk. Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographic region, the value of its investments and the net asset value of the Europe 1.25x Strategy Fund, and thus the Fund, could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - The Fund may invest in the Japan 2x Strategy Fund, which is subject to Geographic Concentration in Japan Risk. Targeting Japan could hurt the Japan 2x Strategy Fund's, and thus the Fund's, performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Japan 1.25x Strategy Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in the Absolute Return Strategies Fund and High Yield Strategy Fund, each of which is subject to High Yield Risk. The Absolute Return Strategies Fund and High Yield Strategy Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Absolute Return Strategies Fund's and High Yield Strategy Fund's ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Absolute Return Strategies Fund and/or High Yield Strategy Fund may lose their entire respective investments. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the High Yield Strategy Fund will generally decline in value when the high yield bond market is losing value.

INDUSTRY CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund, NASDAQ-100(R) Fund, Managed Futures Strategy Fund, Real Estate Fund, and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, each of which is subject to Industry Concentration Risk. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the underlying fund, and thus the Fund, will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

INTEREST RATE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Interest Rate Risk. Interest Rate Risk involves the potential for decline in the U.S. Government Money Market Fund's yield (the rate of dividends the U.S. Government Money Market Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will regularly invest in other investment companies, including the underlying funds and exchange-traded funds. In addition, certain of the underlying funds invest in shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in the underlying funds or other investment companies, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying funds' and/or other investment company's expenses. For example, if an underlying fund sells the same securities another underlying fund is purchasing, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. The costs associated with investments in exchange-traded funds may differ from those associated with the Fund's investments in the underlying funds. Similarly, an investor in the Fund may receive taxable gains as a result of the underlying funds' portfolio transactions in addition to the taxable gains attributable to the Fund's transactions in shares of the underlying funds. Further, in part because of these additional expenses, the performance of the Fund may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the underlying funds or other investment company. The ability to redeem large blocks of exchange-traded fund shares has historically resulted in the market price of individual exchange-traded fund shares being at or near the net asset value of the exchange-traded fund's underlying investments. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an exchange-traded fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and the underlying funds may invest in investment companies and other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, and therefore, not subject to the regulatory scheme of the Investment Company Act of 1940.

      INVESTMENT IN THE SUBSIDIARY RISK - The Managed Futures Strategy Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). The Subsidiary is not registered under the Investment Company Act of 1940 and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Managed Futures Strategy Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Managed Futures Strategy Fund wholly owns and controls the Subsidiary, and the

      Managed Futures Strategy Fund and Subsidiary are both managed by the Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Managed Futures Strategy Fund or its shareholders. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Managed Futures Strategy Fund's Board has oversight responsibility for the investment activities of the Managed Futures Strategy Fund, including its investment in the Subsidiary, and the Managed Futures Strategy Fund's role as the sole shareholder of the Subsidiary. Also, to the extent they are applicable to the investment activities of the Subsidiary, the Advisor will be subject to the same fundamental investment restrictions that apply to the management of the Managed Futures Strategy Fund in managing the Subsidiary's portfolio. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Managed Futures Strategy Fund.

      Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy Fund and the Subsidiary, respectively, are organized, could result in the inability of the Managed Futures Strategy Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Managed Futures Strategy Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay a Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT STYLE RISK - The Fund may invest in the Multi-Cap Core Equity Fund and Sector Rotation Fund, each of which is subject to Investment Style Risk. The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Multi-Cap Core Equity Fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Sector Rotation Fund, and thus the Fund, to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

INVESTMENT TECHNIQUE RISK - The Fund may invest in the High Yield Strategy Fund, which may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the High Yield Strategy Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the High Yield Strategy Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the High Yield Strategy Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the High Yield Strategy Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the High Yield Strategy Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The Fund may invest in the High Yield Strategy Fund, which is subject to Issuer Specific Risk. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Large-Cap Growth Fund, Large-Cap Value Fund, Japan 2x Strategy Fund, Multi-Cap Core Equity Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and Rydex Dynamic Funds S&P 500 2x Strategy Fund, each of which is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may invest in the Absolute Return Strategies Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund,
Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, and Rydex Dynamic Funds S&P 500 2x Strategy Fund, each of which invests in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the underlying fund's shares to be more volatile than if the underlying fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities. These underlying funds will engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where an underlying fund, for any reason, is unable to close out the transaction. In addition, to the extent an underlying fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed an underlying fund's investment income, resulting in greater losses. Because the underlying funds' investment strategies involve consistently applied leverage, the value of the underlying fund's shares, and thus the Fund's shares, will tend to increase or decrease more than the value of any increase or decrease in its underlying index. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - The Fund may invest in the High Yield Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Liquidity Risk. In certain circumstances, it may be difficult for these underlying funds to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which an underlying fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in an underlying fund's portfolio, the ability of the underlying fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund and the underlying funds (except for the U.S. Government Money Market Fund) in which the Fund invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices to fluctuate over time. The Fund's or an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund or the underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's or an underlying fund's securities and other financial instruments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Multi-Cap Core Equity Fund, Real Estate Fund, and Sector Rotation Fund, each of which is subject to Mid-Capitalization Securities Risk. In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

REAL ESTATE SECTOR CONCENTRATION RISK - The Fund may invest in the Real Estate Fund, which is subject to Real Estate Sector Concentration Risk. Real Estate Sector Concentration Risk is the risk that the securities of real estate companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in real estate companies, the Real Estate Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the Real

Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity real estate investment trusts or REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

SHORT SALES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, International Rotation Fund, Managed Futures Strategy Fund, and Sector Rotation Fund, each of which is subject to Short Sales Risk. Short sales are transactions in which an underlying fund sells a security it does not own. To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer. The underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the underlying fund. If the underlying security goes down in price between the time the underlying fund sells the security and buys it back, the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the underlying fund must pay to the lender of the security. The underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the underlying fund's needs for immediate cash or other liquidity. The underlying fund's investment performance may also suffer if the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the underlying fund to deliver the securities the underlying fund borrowed at the commencement of the short sale and the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the underlying fund's open short positions. These expenses negatively impact the performance of the underlying fund, and thus the Fund. For example, when an underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the underlying fund on the investment of the cash generated by the short sale. Similarly, when an underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the underlying fund's unrealized gain or reduces the underlying fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that an underlying fund is obligated to pay is greater than the interest earned by the underlying fund on investments, the performance of the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund may invest in the Absolute Return Strategies Fund, Hedged Equity Fund, Japan 2x Strategy Fund, Multi-Cap Core Equity Fund, Real Estate Fund, Russell 2000(R) Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Sector Rotation Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, each of which is subject to Small-Capitalization Securities Risk. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Stable Price Per Share Risk. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

TAX RISK - The Fund may invest in the Commodities Strategy Fund and Managed Futures Strategy Fund, each of which is subject to Tax Risk. As noted under "Commodity-Linked Derivative Investment Risk" above, the Commodities Strategy Fund and Managed Futures Strategy Fund currently gain most of their exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Commodities Strategy Fund and Managed Futures Strategy Fund to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, the Commodities Strategy Fund and Managed Futures Strategy Fund must derive at least 90 percent of their gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Commodities Strategy Fund and Managed Futures Strategy Fund invest will not be considered qualifying income after September 30, 2006. The Commodities Strategy Fund and Managed Futures Strategy Fund will therefore restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of their gross income. The Commodities Strategy Fund and Managed Futures Strategy Fund have received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Commodities Strategy Fund and Managed Futures Strategy Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Commodities Strategy Fund and Managed Futures Strategy Fund in a manner consistent with each fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

In addition, the Managed Futures Strategy Fund's investment in the Subsidiary is expected to provide the Managed Futures Strategy Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Managed Futures Strategy Fund has received a private letter ruling from the IRS that concludes that income from the Managed

Futures Strategy Fund's investment in the Subsidiary will constitute qualifying income for purposes of Subchapter M. Please see "Tax Information" for more information.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund may invest in the NASDAQ-100(R) Fund and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, each of which is subject to Technology Sector Concentration Risk. Technology Sector Concentration Risk is the risk that the securities of issuers in the technology sector that the NASDAQ-100(R) Fund and Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund purchase will underperform the market as a whole. To the extent that the NASDAQ-100(R) Fund's or Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund's investments are concentrated in issuers conducting business in the technology sector, the NASDAQ-100(R) Fund's and/or Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, and thus the Fund, is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

TRACKING ERROR RISK - The Fund may invest in the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Managed Futures Strategy Fund, Mid-Cap 1.5x Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Russell 2000(R) 1.5x Strategy Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 2x Strategy Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, each of which is subject to Tracking Error Risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its underlying index, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying fund's investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. In addition, the Large-Cap Growth Fund, Large-Cap Value Fund, Managed Futures Strategy Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, NASDAQ-100(R) Fund, Nova Fund, Rydex Dynamic Funds NASDAQ-100(R) 2x Strategy Fund, Rydex Dynamic Funds Russell 2000(R) 2x Strategy Fund, Rydex Dynamic Funds S&P 500 Strategy Fund, Small-Cap Growth Fund, and Small-Cap Value Fund, which seek to track their respective benchmarks on a daily basis, and the Commodities Strategy Fund, Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund, which seek to track their respective benchmarks over time, are subject to mathematical compounding which may prevent an underlying fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause an underlying fund's and thus the Fund's performance to be less than you expect.

The Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Europe 1.25x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Japan 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, and Russell 2000(R) 1.5x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective underlying indices.

The prices of the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The following bar charts show the performance of the H-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

[ALL FOLLOWING PERFORMANCE INFORMATION IS SUBJECT TO AUDITOR REVIEW AND WILL BE FINALIZED IN THE 485B POST-EFFECTIVE AMENDMENT FILING]

ESSENTIAL PORTFOLIO CONSERVATIVE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2007                                                                       6.94%

Highest Quarter Return                        Lowest Quarter Return
-------------------------------------------------------------------------------
(quarter ended 6/30/2007)   2.52%             (quarter ended 9/30/2007)    1.00%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

                                                              Past 1   Since Inception
H-CLASS SHARES                                                 Year      (6/30/2006)
-------------------------------------------------------------------------------------
Return Before Taxes                                            6.94%         8.71%
Return After Taxes on Distributions                            5.75%         7.69%
Return After Taxes on Distributions and Sale of Fund Shares    4.52%         6.83%
Synthetic Essential Portfolio Conservative Benchmark 1         2.96%         7.04%
S&P 500 Index 1                                                5.49%        12.22%

1) The Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO MODERATE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2007                                                                       6.44%

Highest Quarter Return                        Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 6/30/2007)   3.88%             (quarter ended 12/31/2007)  -0.13%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

                                                              Past 1   Since Inception
H-CLASS SHARES                                                 Year      (6/30/2006)
--------------------------------------------------------------------------------------
Return Before Taxes                                            6.44%         9.38%
Return After Taxes on Distributions                            5.43%         7.69%
Return After Taxes on Distributions and Sale of Fund Shares    4.23%         7.02%
Synthetic Essential Portfolio Moderate Benchmark 1             0.42%         6.26%
S&P 500 Index 1                                                5.49%        12.22%

1) The Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

ESSENTIAL PORTFOLIO AGGRESSIVE FUND

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2008 THROUGH JUNE 30, 2008 IS ___%.
--------------------------------------------------------------------------------
[Insert Bar Chart]
--------------------------------------------------------------------------------
2007                                                                       6.33%

Highest Quarter Return                        Lowest Quarter Return
--------------------------------------------------------------------------------
(quarter ended 12/31/2007)  6.33%             (quarter ended 6/30/2007)   -1.11%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2007)

                                                              Past 1   Since Inception
H-CLASS SHARES                                                 Year      (6/30/2006)
--------------------------------------------------------------------------------------
Return Before Taxes                                            6.33%         9.93%
Return After Taxes on Distributions                            5.74%         7.77%
Return After Taxes on Distributions and Sale of Fund Shares    4.27%         7.24%
Synthetic Essential Portfolio Aggressive Benchmark 1          -2.27%         5.35%
S&P 500 Index 1                                                5.49%        12.22%

1) The Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Lehman Aggregate Bond Index. The S&P 500 Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. The Lehman Aggregate Bond Index measures the performance of the total United States investment grade bond market, which includes investment grade U.S. Treasury bonds, government related bonds, investment grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale n the United States. Returns reflect no deduction for fees, expenses or taxes.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus. [FUND FEES AND EXPENSES TO BE PROVIDED BY AMENDMENT]

                                                Essential Portfolio   Essential Portfolio   Essential Portfolio
                                                    Conservative            Moderate             Aggressive
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
Redemption  Fee on Shares  Redeemed
Within 30 Days of  Purchase  (as a
percentage  of amount redeemed, if
applicable) 2                                          1.00%                 1.00%                 1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                        None                  None                  None
Distribution And/Or Shareholder Service
(12b-1) Fees 3                                         None                  None                  None
Other Expenses 4                                       ____%                 ____%                 ____%
Acquired Fund Fees and Expenses 5                      ____%                 ____%                 ____%
Total Annual Fund Operating Expenses                   ____%                 ____%                 ____%

1) The Funds will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver.

2)    For more  information  see  "Frequent  Purchases and  Redemptions  of Fund
      Shares."

3) Each underlying fund pays a 0.25% distribution fee to Rydex Distributors, Inc. (the "Distributor") pursuant to Rule 12b-1 for the distribution expenses associated with distributing the underlying funds. The Distributor will use the 12b-1 fees paid by the Fund for its distribution expenses associated with distributing the Fund.

4) The Advisor has contractually agreed to pay all "Other Expenses" of the Fund, excluding acquired fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

5) As a shareholder in certain underlying funds (the "Acquired Funds"), the Funds will indirectly bear their proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon (i) the approximate allocation of the Funds' assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. In addition, the Fund may invest in the Multi-Cap Core Equity Fund which pays a base annual advisory fee rate of 0.70% of the Fund's average daily net assets and a performance adjustment, resulting in a minimum fee of 0.50% and maximum fee of 0.90%. The adjustment is applied relative to the performance of the Russell 3000(R) Index. As a result, the expenses associated with the Fund's investment in the Multi-Cap Core Equity Fund may be higher or lower depending on the performance of the Multi-Cap Core Equity Fund, which may fluctuate over time. "Acquired Fund Fees and Expenses," in general, will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Funds' assets, and may be higher or lower than those shown above.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions. [EXAMPLE NUMBERS TO BE PROVIDED BY AMENDMENT]

FUND                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE          $____     $____     $____     $____
ESSENTIAL PORTFOLIO MODERATE              $____     $____     $____     $____
ESSENTIAL PORTFOLIO AGGRESSIVE            $____     $____     $____     $____

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income and money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor may make modifications to the optimization process from time to time to take certain qualitative factors into consideration. The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The Essential Portfolio Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

o TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

o     COMBINING LEVERAGE WITH  DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN
      OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

o OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

o MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

o INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

o IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

o EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help avoid the risk of overconcentration of an asset class in a volatile market.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in shares of the U.S. Government Money Market Fund and high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. While the Funds do not use leverage as part of their investment strategies, they may invest in underlying funds that do. In such cases, the Funds will be indirectly subject to the effects of compounding. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund's benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the impact of leverage on fund performance in comparison to the performance of the fund's underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the impact of leverage, the hypothetical graphs assume (i) no tracking error (see "Tracking Error Risk" under Descriptions of Principal Risks"); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund's performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index's volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500 Index's index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility of the S&P 500 Index is 9.28%. The indices underlying certain of the underlying funds' benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average five-year historical volatility for the period ended December 31, 2007 of the indices underlying certain of the underlying funds' benchmarks is as follows: Dow Jones STOXX 50(R) Index - 10.84%; NASDAQ-100 Index(R) - 15.28%; Nikkei 225 Stock Average - 14.48%; Russell 2000(R) Index - 14.41%; S&P 500 Index - 9.28%; and S&P MidCap 400 Index -
11.02%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the underlying funds.
--------------------------------------------------------------------------------


                                  UPWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.66366                        -1.32732
    -0.348088315                     -0.70039326
     -1.01242775                    -2.024374777
    -0.662813543                    -1.332294555
     1.978164896                     3.914064678
     4.522010219                     9.098337365
     5.354057682                     10.83529199
     7.215979943                     14.75287623
     4.917805413                     9.833420421
     4.391904913                     8.732340382
     3.670525533                     7.229594198
     4.533727797                     9.015267185
     3.026665043                     5.871920971
     1.561213759                     2.860076563
     1.075537879                     1.876302218
    -0.763329381                    -1.830568914
    -0.990988228                    -2.280989898
     1.218100843                     2.079623209
     1.101801245                     1.845044235
    -1.736530723                    -3.873351309
     -1.54515279                    -3.498918787
      0.82258783                     1.142590217
     0.566972323                     0.629736599
     0.704638452                     0.905240692
    -0.148551386                    -0.804538068
     0.730400976                     0.941817878
    -0.694128355                    -1.913220499
     0.878578734                     1.193580155
     0.927403966                     1.291535541
     1.210353943                     1.859477181
     1.196096441                     1.830779292
     0.612346758                     0.655957591
     2.228482884                     3.889630885
     2.441455483                     4.322497421
     2.046287568                     3.517649353
     2.496117809                     4.430281653
     1.139581689                     1.666012098
     0.788526201                     0.960246642
    -0.202436667                     -1.02505584
     0.070549588                    -0.483583716
     0.532665379                     0.435530002
    -0.133645021                     -0.89580321
      0.48769348                     0.337389953
    -0.515907261                    -1.666809277
    -1.135225584                    -2.891116501
    -1.462586625                    -3.534210371
    -1.296886111                    -3.209776627
    -1.455482274                    -3.520821689
    -0.921410406                     -2.47506458
     -2.80865938                     -6.19037452
    -3.662028508                    -7.837727829
    -1.564654531                    -3.824798174
    -1.524436802                    -3.746209569
    -1.276997254                    -3.262495771
    -0.644478976                    -2.022901392
     1.746213571                     2.692148502
     2.395914018                      4.00362993
     3.122904528                     5.480439874
     2.098677528                      3.38515532
     1.462919273                     2.097617273
     2.567850464                     4.321303377
     1.973849272                     3.112991448
     2.560066339                     4.298522756
     2.310958194                     3.791861392
      2.93021573                     5.048303391
     5.990742765                      11.2953159
     3.784227482                     6.661424125
     5.454219487                     10.09400208
     6.560645157                     12.40421462
     8.769647331                     17.06449335
     8.729004465                     16.97700872
     11.42722344                     22.78281161
     10.54098702                     20.82970543
     10.15996329                     19.99672961
     11.04928467                      21.9341968
     11.40183284                     22.70840579
     11.12414149                      22.0966553
     12.45296397                     25.01671891
     13.85693923                     28.13838638
     12.99868562                     26.20657207
     10.73306197                     21.14568853
     10.34920581                     20.30578547
     10.90537685                     21.51849185
     9.691628402                      18.8586951
     10.72480288                     21.09773143
     9.346943434                     18.08385109
     9.799978755                     19.06231749
     9.603865013                     18.63700308
     11.17810533                     22.04496963
     10.77799756                     21.16653876
     11.06431437                     21.79287283
     10.05266285                     19.57412335
     10.33156932                     20.18019675
     9.441226652                     18.24056049
     7.581273005                     14.22156384
     8.159382492                     15.44914867
     5.646840036                     10.08538122
     4.862021356                      8.44979868
     4.707150636                     8.129459665
     5.368847475                     9.496107906
     7.891588421                     14.73921954
     8.662570923                     16.37904951
     9.004390772                     17.11123667
     8.560252382                      16.1568972
     5.323311337                     9.229996791
     6.618472096                     11.91639933
     5.799759511                     10.19760965
     5.132173608                      8.80693786
     6.232802334                     11.08513753
     6.290865996                     11.20656913
     5.622222046                     9.807434804
     4.646811387                     7.779313444
      5.93124635                     10.42508003
     7.100939173                      12.8637075
     7.849456926                     14.44129383
     8.016806929                     14.79645094
     8.830454329                     16.52588243
     8.470356121                     15.75476075
     7.860947966                     14.45409396
     4.969735256                     8.318209982
     7.151741143                     12.82143124
     8.034125016                     14.67957765
     7.739321496                     14.05370239
     5.944599878                     10.25388924
     8.634639214                     15.85280224
     9.606517287                     17.92571009
     9.041287438                      16.7094479
     10.64288587                     20.13790465
     10.22453405                     19.22939778
     11.99573209                     23.06119217
     11.30591678                     21.54525057
     9.552403364                     17.71560281
     6.891156381                     11.99650797
     6.168422517                     10.48200159
     8.525573833                     15.38784439
     9.676596069                     17.83545134
     9.828454284                     18.16176127
     11.19702665                     21.10658869
     11.05200349                     20.79069426
     9.893397939                     18.27027564
     9.587685495                     17.61224348
     8.504959162                     15.28822554
      6.81076273                     11.68800484
     8.221839716                      14.6390253
     7.986835991                     14.14114801
     9.279222444                     16.87323053
     10.45102355                     19.37969384
      10.3719616                     19.20878748
     9.560396566                     17.45570305
     8.845843659                     15.92361086
     8.147488727                     14.43607908
     6.655702267                     11.27901653
     8.259804029                     14.62628935
     8.416640007                     14.95840756
      7.92584872                     13.91759713
      9.32089824                     16.86259485
     9.978911659                     18.26941014
     9.199557099                     16.59320145
     8.878117283                     15.90679395
     7.634838062                     13.25971459
     6.790528865                     11.48285088
     6.509808602                     10.89674094
     7.816790463                     13.61836876
     8.065329728                     14.14219489
     6.289059904                     10.38988437
     4.467584284                     6.606381476
     2.919479153                     3.446781542
     5.605986317                     8.847324219
     5.101411475                     7.807200958
     6.630637012                     10.94439051
       7.4792676                     12.71031456
     6.471337776                     10.59634244
      4.82018027                     7.166086284
     2.188250363                     1.784419763
     2.780840027                     2.964915463
     3.838146529                     5.083315634
     5.220959126                     7.882104663
     6.635865363                     10.78348599
     7.361629063                      12.2914708
     5.712017632                     8.840753899
     3.728331621                     4.755960405
     1.579184319                     0.415082918
     1.387067607                     0.035252825
     0.271505702                    -2.166122948
     0.605510088                     -1.51435366
     2.118214538                     1.447306697
     1.255621979                    -0.266544102
     0.990311999                    -0.789187304
    -0.106846751                    -2.944839843
     1.245506758                    -0.316974326
     1.790379702                     0.755953952
     1.986489047                     1.144186794
     1.854508332                      0.88240541
     2.090861718                     1.350600653
     1.915091882                     1.001609995
     0.715245505                    -1.376573914
    -0.887839058                     -4.51615206
    -2.615859584                    -7.845673838
    -3.855170155                    -10.19118575
    -3.468187215                    -9.468224792
    -1.135978618                    -5.093729414
     0.827856303                    -1.323293096
     1.721957401                     0.426758036
     0.463046457                    -2.059005079
      -0.4744546                    -3.886936632
    -1.314997594                    -5.510382385
     -0.77012809                    -4.466971334
    -0.221466282                     -3.41052889
     1.691787102                     0.293677328
     1.580037997                     0.073251883
     1.810451997                     0.527244198
     0.934841386                    -1.201904824
    -0.789933184                    -4.578428525
     -0.67231965                    -4.352183979
    -0.697373071                    -4.400434476
    -0.094526683                    -3.239702791
      2.01577663                     0.848032725
      1.10048088                    -0.961604544
    -0.419969252                    -3.940481403
     1.249290804                    -0.719989982
     3.874887413                     4.429068457
     1.500930736                    -0.344175404
     2.578667619                     1.772115687
     3.292358699                     3.188274677
     4.975197806                     6.550561419
     6.041745816                     8.715668827
      5.87019148                     8.363908409
     7.912109863                     12.54393781
     8.896214349                     14.59662669
     8.575569446                     13.92176716
     6.894819631                     10.39474925
     5.583647773                      7.68654526
     7.441497639                     11.47625016
     6.404117747                     9.323576884
      6.43607516                      9.38924537
     7.551205919                     11.68138762
     9.848069473                     16.45152305
      11.5734531                     20.10973119
     12.21073835                     21.48181672
     14.13279609                     25.64354079
      16.2407147                      30.2845619
      12.9289005                       22.860687
     12.15495357                     21.17666013
     11.30968655                      19.3501401
     12.93803595                      22.8420865
     13.39367316                     23.83327472
     14.35987797                     25.94359186
     15.26962224                     27.94737959
     15.88450498                     29.31239901
     16.41800248                     30.50302999
     17.19490638                     32.24482783
     15.70782021                     28.88871859

                               [GRAPHIC OMITTED]



                                   FLAT MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance             2x Fund Performance
               0                               0
        -0.84442                        -1.68884
     0.258090894                     0.497403576
    -1.460834074                    -2.948652393
     1.929110312                     3.728868528
     0.888312166                     1.610517575
     1.021676426                     1.879155462
     0.996567489                     1.828511333
    -0.436371811                    -1.060974504
     1.264473649                     2.319376241
     2.378990446                     4.571630351
      1.03997563                     1.836245644
     2.322375001                     4.421256903
     2.914647604                     5.630100026
     2.107138113                     3.972467992
     2.779534039                     5.341826985
     2.544970587                      4.86100475
      3.16543944                     6.129969713
     2.888182322                     5.559521125
     1.930097857                     3.593601716
     1.812246278                     3.354051871
     1.369902611                     2.455967173
     0.959090944                     1.625541068
     3.009771999                     5.753977048
     2.240206594                     4.173843425
     2.052984328                      3.79231714
     1.861961552                     3.403760222
     0.581862281                     0.804810113
     0.560612351                     0.762216048
     2.916747499                     5.483933492
     0.756113302                     1.054874093
    -0.133099701                    -0.728825279
     -1.55330689                     -3.55229603
    -2.803087659                    -6.001103234
    -3.289830357                    -6.942558585
    -2.837497551                    -6.072062055
    -3.363331298                    -7.088719269
    -4.186443787                    -8.671481519
    -4.987627163                     -10.1988414
    -3.812989198                    -7.978417949
    -3.644152138                    -7.655366983
    -2.559281647                    -5.575950536
    -3.284659586                    -6.981792439
    -2.732734153                    -5.920138429
    -3.265379428                    -6.950519889
    -3.186586177                    -6.798936703
    -2.461773192                    -5.403399902
    -2.523575363                    -5.523276497
    -2.036622136                    -4.579340657
    -1.966433335                    -4.442606669
    -3.535166469                    -7.500825485
    -3.103032954                    -6.672088381
    -3.400651989                    -7.245401742
    -3.862493471                    -8.132321211
    -4.759177608                    -9.846039265
    -5.453530824                    -11.16057417
    -6.833720181                    -13.75433004
    -6.350932519                    -12.86047992
    -5.557228578                    -11.38341277
    -5.972918436                    -12.16350459
    -4.584702604                    -9.569868551
    -5.227849416                    -10.78895715
    -6.062640427                    -12.36057025
    -6.686074501                    -13.52384346
    -7.087399032                    -14.26767677
    -4.091989689                     -8.73982803
    -2.690006395                    -6.071745643
    -3.839723969                    -8.291270293
    -4.303803077                    -9.176461294
     -3.50205077                    -7.654603915
    -1.092689974                    -3.043244216
     0.955680417                     0.972704609
    -1.406985372                    -3.753423803
      0.15571391                    -0.702407338
    -1.270503456                    -3.530402777
    -0.092759292                    -1.228831126
     2.153754923                      3.21310588
    -0.429304924                     -2.00658731
     0.320890564                    -0.529963772
     3.616833102                     6.006013369
     3.011596819                     4.767629919
     4.037942562                     6.855313527
     3.763386432                     6.291331183
     2.308001174                      3.30964676
     0.608972198                    -0.121679847
     1.504593269                     1.656553765
     5.796511986                     10.25324189
     7.101723554                     12.97363038
     8.222328888                     15.33771657
     7.700740552                     14.22595325
      8.70260515                     16.35108142
     7.350018635                     13.45556841
     9.100145988                     17.15490067
     9.143715132                     17.24847229
     10.63560057                     20.45381103
     11.01391901                     21.27759464
     12.11338976                     23.67983698
      11.7005322                     22.76893498
     11.87481855                     23.15204772
     11.90408724                      23.2164858
     12.13168896                     23.71770582
     12.88244426                     25.37436013
     13.88102493                     27.59253346
     14.46841187                     28.90875252
     13.27977188                     26.23157554
     12.62762024                     24.77814518
     11.56369468                     22.42073664
     10.71641305                     20.56126359
      9.82013047                     18.60930439
     9.735989581                     18.42755461
     8.937682204                     16.70448106
     8.190249873                     15.10303883
     9.692471492                     18.29945022
     9.360629827                     17.58369123
     9.704208118                     18.32251659
     10.52413737                     20.09120157
     10.16217082                      19.3046042
     11.03798211                     21.20159513
     10.83504909                     20.75857906
     11.84101017                     22.95063709
     10.75039256                     20.55273082
      10.7533198                     20.55910347
      11.2269896                     21.59031782
       12.659482                     24.72224123
     11.40332877                     21.94093525
      10.5996763                     20.18159582
     9.420241351                     17.61836275
     9.010593852                     16.73768349
     9.722171404                      18.2617173
     10.94491528                     20.89753446
     11.32814121                     21.73274298
     12.05855401                     23.33009569
     13.10611099                     25.63594916
     12.16820119                     23.55232719
      13.0076007                     25.40151016
     10.31338649                     19.42211536
     12.28325264                     23.68715678
     9.106647137                     16.68869008
     9.255512246                     17.00711018
     8.830289793                     16.09632683
     8.373561716                     15.12188392
     7.552209329                     13.37688943
     7.216259248                     12.66860133
     4.751786313                     7.489000386
     3.287984851                     4.484897803
     2.512292084                     2.915534638
     2.632159708                     3.156212907
     0.602608749                    -0.923615313
     0.038308596                    -2.035093827
     0.309912604                    -1.503144386
     0.030860458                    -2.051161192
    -0.261739812                    -2.624181489
     0.369074763                     -1.39243581
     1.184864565                     0.210509032
     2.838528807                      3.48598973
     4.285878261                     6.398913369
     6.253127069                     10.41313157
     6.285748904                     10.48092965
     8.330048998                     14.73091005
     7.061395795                     12.04368268
     6.736239629                     11.36310694
      5.67343487                     9.145355212
     6.514658816                     10.88308024
     8.128568927                      14.2432811
     6.448467223                      10.6930569
     3.239684627                     4.019593887
     4.866122618                     7.297043251
     6.139407079                     9.902644649
     5.335528438                     8.237883349
     4.742858087                     7.019882448
     3.592257791                     4.668655631
     3.056312886                     3.585628117
     2.775463822                      3.02104501
     4.176704496                     5.830222865
     3.701606635                     4.864945402
     4.881730918                     7.251671559
     6.052211036                     9.645528869
     7.722215203                     13.09870515
      9.88753945                      17.6454993
     9.258433287                     16.29845833
     8.739739801                     15.19422773
     9.443220674                      16.6847028
     9.265594326                     16.30594426
     9.356017069                     16.49844223
     9.059454486                     15.86657798
     8.703571674                     15.11038634
     11.15711999                      20.3066994
     12.85126566                     23.97388821
     11.36501449                       20.708416
     12.16527235                     22.44321321
     10.63870299                     19.11030895
     8.799998384                      15.1513205
      9.71611613                      17.0905148
     8.646285253                     14.80703899
      7.44226712                     12.26245578
     4.890620718                     6.930213657
     6.339999316                     9.885337042
     6.492437705                      10.2003783
     7.140337696                     11.54129651
     6.521045116                      10.2518345
     6.415286761                     10.03290964
     6.914236116                     11.06473225
     5.307849719                     7.727237043
     1.722959898                     0.392735836
     0.803547098                    -1.422043571
     1.547658722                     0.033321946
     3.800696626                     4.472200574
      2.55571107                     1.966121427
      1.99561331                     0.852365876
     2.041617411                     0.943342778
     3.727957181                     4.279722143
      1.55931678                    -0.080630158
     1.117543908                    -0.949908692
     0.170901685                    -2.804482982
    -2.084446166                    -7.181197113
    -2.684923092                    -8.319638294
    -2.767314901                    -8.474880651
    -2.698570421                    -8.345462301
    -2.047312492                    -7.118537998
    -3.785874743                    -10.41564414
    -5.035215159                    -12.74214986
    -5.470115888                    -13.54136196
    -6.693427118                    -15.77908443
    -4.729323759                    -12.23338388
    -3.416493841                    -9.814535943
    -3.250766202                    -9.505037467
    -4.167049171                    -11.21913875
    -4.438457671                    -11.72201131
    -4.035962011                    -10.97837518
    -3.593308693                    -10.15711509
    -2.299338082                    -7.745372684
    -1.834966836                    -6.868400196
    -1.614429272                    -6.449941292
    -1.798853025                    -6.800660462
    -2.040103782                    -7.258586097
    -2.666645483                    -8.444915715
    -3.181791995                    -9.414044594
    -4.110820792                    -11.15249778
    -4.139737132                    -11.20608349
    -5.661998107                    -14.02617828
    -3.934480616                    -10.87747303
    -4.080538632                    -11.14847681
    -5.137187418                    -13.10605357
    -6.907896678                    -16.34997838
    -6.704536978                    -15.98451143
    -5.761972915                    -14.28689447
      -3.8730659                    -10.85082749
    -2.869212328                    -8.988857877
    -3.304173708                    -9.803971868
    -2.857477669                    -8.970632725
     -1.77686425                    -6.945411362
    -1.897275992                    -7.173562603
    -0.189503773                    -3.941717358


                                 DOWNWARD MARKET
                               ONE YEAR SIMULATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

1x Index Performance            2x Fund Performance
               0                               0
          1.0876                          2.1752
     0.833779145                     1.662096581
    -1.693014526                    -3.433004376
    -2.544215391                    -5.105274352
     -4.12027034                    -8.174549359
    -5.432767959                    -10.68854655
    -5.262915753                    -10.36772194
    -5.788536044                    -11.36231755
    -5.385442875                    -10.60382718
    -5.092440514                    -10.05014304
    -3.785088882                    -7.572024482
    -4.448856311                    -8.847308717
    -3.609210191                    -7.245318398
    -3.446782071                     -6.93271657
    -2.204142156                    -4.537164695
    -3.708144654                    -7.473410583
    -4.859217493                    -9.685536283
    -3.545894131                    -7.192134569
    -3.052155209                    -6.241986204
    -2.894886415                    -5.937797704
    -2.698840901                    -5.557993344
    -2.072669022                    -4.342449164
    -1.737169986                    -3.687003626
    -1.666384391                     -3.54824164
    -1.752535455                     -3.71724634
     -0.51894029                     -1.29939383
    -0.771005399                    -1.799569022
    -0.806391451                    -1.869607533
    -1.164480378                    -2.578108967
    -0.223892388                    -0.723839146
    -0.487241447                    -1.247898144
     0.553562495                     0.817798323
    -0.661627308                    -1.618967863
     -1.32821759                    -2.939300342
    -3.057045889                     -6.34050138
    -2.702816335                    -5.656037764
    -3.051947819                    -6.333106643
    -2.444471324                    -5.159273136
    -3.657769434                    -7.518341376
     -3.25165803                    -6.738665505
    -2.183556335                    -4.679455239
    -3.170132985                    -6.602261268
     -3.54246319                    -7.320527238
    -1.435637671                     -3.27191715
     0.798225037                      1.11257339
     1.416974941                     2.353932453
     1.250002034                     2.016901425
     1.020529029                     1.554479214
      0.29883837                     0.103468815
     3.155549884                     5.805762812
     3.585553794                     6.687865457
     6.005105159                     11.67189578
     7.058594495                     13.89150871
     6.994352915                     13.75482524
     9.037731067                     18.09980454
     5.772160059                     11.02586245
     4.870674516                     9.133337803
     5.625260967                     10.70385384
      4.31508523                     7.957512635
     4.235268543                     7.792305253
     5.092134568                     9.564518544
     6.542616209                     12.58893751
     5.239813098                     9.835462458
     1.377406718                     1.773319843
     2.384084366                     3.794537975
     2.860221551                     4.759930972
      4.58714181                     8.277559935
     5.685934322                     10.55268802
     5.982277682                      11.1726675
     4.619875502                     8.314418217
     5.141468354                     9.394442944
     5.974420094                     11.12773226
     6.208867304                     11.61942802
     6.794619828                     12.85061263
     8.680719609                     16.83672197
     9.008120277                     17.54066322
     10.83836662                      21.4876787
      9.21558209                     17.93027649
     9.513500355                      18.5736569
     9.385971884                     18.29749886
     9.676872938                     18.92669959
      10.3996874                     20.49424864
     9.760418011                     19.09880474
     11.60252711                     23.09647522
     8.968930672                     17.28681398
     9.141820777                      17.6589885
     9.580920151                     18.60571978
     8.246443705                     15.71695887
     8.270135604                     15.76761281
     8.023669468                     15.24054602
     8.750755182                     16.79186816
     9.046546361                     17.42719256
     7.278138519                       13.618559
     4.007979022                     6.691689931
     6.609322586                     12.02862165
     4.638862476                     7.887371617
     5.091467412                     8.820683692
     5.807497616                     10.30356138
     3.421009507                      5.32776773
     2.948540967                     4.365408982
     3.935055656                     6.365592918
     3.332419416                     5.132134956
     4.622111343                     7.756443309
     5.813757191                     10.21113509
     5.450064727                     9.453521703
      7.39488027                      13.4908243
     7.860028976                     14.47392722
     9.423783676                     17.79321321
     9.248399235                     17.41561529
     8.808390383                     16.46980903
     8.359338155                     15.50846722
     6.451455289                     11.44095206
     5.339463387                     9.112727687
     6.138463216                     10.76796777
     7.119214458                     12.81502627
     5.735127088                     9.899660363
     6.676000543                     11.85552264
     5.327722572                     9.028038737
      2.69537213                     3.578381249
      3.41322305                     5.026427734
     0.341540086                    -1.212772232
    -0.742549913                    -3.347366649
     0.137992704                    -1.632497637
    -0.815220849                    -3.505218147
    -1.229297465                    -4.310910978
    -1.792408994                    -5.401996246
    -0.243871699                      -2.4187536
     0.602509172                     -0.76289743
     -0.17056075                    -2.288052612
     2.801860804                     3.530693855
      5.05126832                      8.06140408
     2.595589872                     3.009317316
     3.143809406                      4.11017789
     2.080499875                     1.963634243
     0.349929161                     -1.49354474
     0.349465404                    -1.494455215
     0.319620469                    -1.553048284
     0.609423789                    -0.984261175
    -0.792065485                    -3.742839659
     0.627203226                    -0.988729787
     1.635689057                     0.995852113
     1.517212334                     0.760390383
     0.150892174                    -1.951877805
     1.180643647                      0.06438378
     0.919142273                     -0.45284902
     0.926982278                     -0.43738218
     2.106818701                     1.890391825
     3.547443806                     4.765534901
     3.965589093                     5.611663267
     4.435149677                     6.565653421
      3.18861173                     4.021718143
     4.732210173                     7.133839906
     4.494583261                     6.647687968
     2.264459865                     2.095538054
     1.931599275                     1.430916521
     2.770628848                     3.100733127
     3.277986888                     4.118708526
     3.694744549                     4.959008975
     4.471874442                     6.532218568
     6.082099443                     9.816180738
     5.836816413                     9.308346792
     3.534759819                      4.55321509
     4.354506633                     6.208836161
     4.600418028                     6.709398406
     4.876416691                     7.272525243
     6.611911635                     10.82281674
     8.647666087                     15.05514011
     8.316670973                     14.35410914
     7.605247078                     12.85195356
     6.729232761                     11.01449806
     6.112167029                     9.730815212
      7.75160001                      13.1214974
     7.831815688                       13.289924
     7.389586629                     12.36069738
     7.504074667                     12.60027286
     5.917529533                      9.27676321
     6.860862827                     11.22326648
     7.614370829                     12.79180372
     8.862374687                     15.40789682
     9.287710871                      16.3097172
      9.88231252                     17.57532976
     8.993968964                     15.67425425
     6.289065637                     9.932878317
     5.872083003                     9.070322967
     6.044442754                     9.425455939
     7.869891792                     13.19275554
     7.105892496                     11.58935752
     5.271704087                      7.76742202
     5.662441071                     8.567422701
      4.44087759                     6.057126753
     4.648652272                     6.479106849
     2.829021506                     2.776189429
      2.09201506                     1.302933864
     3.542232134                     4.180950216
     3.672892077                     4.443882098
     5.314863342                     7.752246507
     7.351652799                      11.9201034
     8.319556771                     13.93829147
     7.407917717                     12.02043658
     6.680540558                     10.50320938
     7.538998867                     12.28164803
     5.853755216                     8.762516619
     3.592083882                     4.114876759
     0.101859392                    -2.900800097
     2.513913796                     1.778604545
     4.225076045                     5.176381479
     5.623880791                     7.999525911
     3.426059079                     3.505017641
     3.368751734                      3.39031545
     3.307658734                     3.268103962
     3.142397473                      2.93770799
     3.346433763                     3.344970738
     0.282832081                    -2.782145887
     0.407563868                    -2.540306753
    -0.192752875                    -3.705690781
    -0.706939851                    -4.697868826
     0.129991424                    -3.091284559
     1.511585045                    -0.416991648
    -0.839524776                     -5.02987576
    -0.237769432                    -3.877223363
     2.080704806                     0.590563296
     0.829501608                    -1.875313773
    -0.488743296                    -4.441078069
    -3.683850727                     -10.5774898
    -3.640704944                    -10.49737438
    -4.601079495                    -12.28144812
    -3.392947565                    -10.05971264
    -3.333047329                    -9.948179487
    -3.644256916                    -10.52800515
    -3.260741787                    -9.815772281
    -4.050453374                    -11.28817409
    -3.386146688                    -10.05978144
    -4.310229211                    -11.78028386
    -4.834245533                    -12.74650148
    -5.988130306                    -14.86239882
    -7.497396862                    -17.59599691
    -8.280116889                    -18.99053634
     -8.35777428                    -19.12771452
    -10.16596704                    -22.31909665
    -11.09485094                    -23.92553774
    -12.21221085                    -25.83774542
    -12.43714072                    -26.21778248
    -14.21396626                    -29.21215999
    -12.62572363                    -26.59102785
    -13.51204829                    -28.08034908
    -13.80646193                    -28.56999245
    -12.19834909                    -25.90465314
    -12.84604431                    -26.99782625
    -13.27799674                      -27.721453
    -13.78505163                    -28.56666387
     -15.5676319                    -31.52057519
    -15.81726464                    -31.92550772



OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures." Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the NYSE closes early - or as otherwise permitted by the U.S. Securities and Exchange Commission - the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. The NYSE holiday schedule is included in the SAI and Rydex will post advance notice of early closings at WWW.RYDEXINVESTMENTS.COM.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

METHOD                                                     CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                                    Market Close
By Phone                                                   Market Close
By Internet                                                Market Close
By Financial Intermediary                                  Market Close*

*     Each   financial   intermediary   may  have  its  own  rules  about  share
      transactions, and may have earlier cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the NYSE closes early - such as on days in advance of holidays generally observed by the NYSE - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. These dates are listed in the SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - WWW.RYDEXINVESTMENTS.COM.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Any payment instrument refused will generally be returned to you within twenty-four (24) hours of Rydex's refusal to accept such instrument, but in no event later than seventy-two (72) hours after such refusal.

Retirement Contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

-----------------------------------------------------------------------------------------
                        INITIAL PURCHASE                        SUBSEQUENT PURCHASES
                -------------------------------------------------------------------------
BY MAIL         Complete the account                   Complete the Rydex investment
IRA AND OTHER   application that corresponds           slip included with your quarterly
RETIREMENT      to the type of account you are         statement or send written purchase
ACCOUNTS        opening.                               instructions that include:
REQUIRE         o MAKE SURE TO DESIGNATE THE           o YOUR NAME
ADDITIONAL      RYDEX FUND(S) YOU WANT TO              o YOUR SHAREHOLDER ACCOUNT
PAPERWORK.      PURCHASE.                              NUMBER
                o MAKE SURE YOUR INVESTMENT            o THE RYDEX FUND(S) YOU WANT TO
                MEETS THE ACCOUNT MINIMUM.             PURCHASE.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
CALL RYDEX                     Make your check payable to RYDEX INVESTMENTS.
CLIENT SERVICES -------------------------------------------------------------------------
TO REQUEST A       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
RETIREMENT      -------------------------------------------------------------------------
ACCOUNT         Include the name of the Rydex Fund(s) you want to purchase on your check.
INVESTOR        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE,
APPLICATION           YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT
KIT.                  MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                -------------------------------------------------------------------------
                Mail your application and check          Mail your written purchase
                              to:                        instructions and check to:
                -------------------------------------------------------------------------
                MAILING ADDRESS:
                Rydex Investments
                Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                       INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                -------------------------------------------------------------------------
                Submit new account paperwork,          Be sure to designate in your
                and then call Rydex to obtain          wire instructions the Rydex
                your account number.                   Fund(s) you want to purchase.
                o MAKE SURE TO DESIGNATE THE
BY WIRE         RYDEX FUND(S) YOU WANT TO
                PURCHASE.
                o MAKE SURE YOUR INVESTMENT
RYDEX CLIENT    MEETS THE ACCOUNT MINIMUM.
SERVICES        -------------------------------------------------------------------------
PHONE           To obtain "same-day credit" (to get that Business Day's NAV) for your
NUMBER:         purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE
800.820.0888    FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX
OR              FUND(S) YOU ARE PURCHASING:
301.296.5406    o Account Number
                o Fund Name
                o Amount of Wire
                o Fed Wire Reference Number (upon request)

                You will receive a confirmation number to verify that your purchase order has been accepted.

                 IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                                          RECEIPT OF THE WIRE.

                WIRE INSTRUCTIONS:
                U.S. Bank
                Cincinnati, OH
                Routing Number: 0420-00013
                For Account of: Rydex Investments
                Account Number: 48038-9030
                [Your Name]
                [Your shareholder account number]

                IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
-----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                      INITIAL PURCHASE               SUBSEQUENT PURCHASES
               ----------------------------------------------------------------
               Submit new account              SUBSEQUENT PURCHASES MADE VIA
               paperwork, and then call        ACH MUST BE A MINIMUM OF
               Rydex to obtain your            $50. To make a subsequent
BY ACH         account number.  Be sure to     purchase send written purchase
(FAX)          complete the "Electronic        instructions that include:
               Investing via ("ACH")"
RYDEX FAX      section.  Then, fax it to       o YOUR NAME
NUMBER:        Rydex (ONLY Individual,         o YOUR SHAREHOLDER ACCOUNT
301.296.5103   Joint and UGMA/UTMA             NUMBER
               accounts may be opened by       o THE RYDEX FUND(S) YOU WANT TO
               fax).                           PURCHASE

               o MAKE SURE TO INCLUDE A        o ACH BANK INFORMATION (IF NOT
               LETTER OF INSTRUCTION           ON RECORD).
               REQUESTING THAT WE PROCESS
               YOUR PURCHASE BY ACH.
               o MAKE SURE TO DESIGNATE THE
               RYDEX FUND(S) YOU WANT TO
               PURCHASE.
               o MAKE SURE YOUR INVESTMENT
               MEETS THE ACCOUNT MINIMUM.
-------------------------------------------------------------------------------
BY ACH                   Follow the directions on the Rydex web site -
(INTERNET)                         www.rydexinvestments.com
-------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex  will   ordinarily   cancel  your  purchase   order  under  the  following
circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent or your financial intermediary. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty
(30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
            Attn: Ops. Dept.
  MAIL      9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103
            If you send your redemption order by fax, you must call Rydex Client
   FAX      Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o     signature  of  account   owner(s)   (not   required  for   telephone
            redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions  from your  tax-qualified  plan or individual  retirement  account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), payment of redemption proceeds may be delayed until the transfer agent is reasonably satisfied that your purchase has cleared. It may take up to 15 days for your purchase to clear.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent or your financial intermediary prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                     Rydex Investments
                     Attn: Ops. Dept.
        MAIL         9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
--------------------------------------------------------------------------------
                     301.296.5101
                     If you send your exchange request by fax, you must call
        FAX          Rydex Client Services at 800.820.0888 to verify that your
                     fax was received and when it will be processed.
--------------------------------------------------------------------------------
     TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
                     Follow the directions on the Rydex web site -
      INTERNET       www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of any Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE FUNDS, DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S

CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or
301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your
eDelivery   service  if  two  (2)  or  more  e-mail   notices  are  returned  as
undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o $15 for wire transfers of redemption proceeds under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such a waiver

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

The following fees will be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged: the annual maintenance fee for retirement accounts; and the wire transfer charge of $15 for wire redemptions less than $5,000. Additionally, the wire transfer charge of $15 for wire redemptions less than $5,000 will be waived for accounts that are held directly through the Fund's transfer agent that also have an adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

REDEMPTION FEE POLICY. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty (30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

REDEMPTION FEE WAIVERS. The Funds reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including, but not limited to, certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; (vi) redemptions in accounts participating in certain approved asset allocation programs; and (vii) transactions by certain qualified fund of funds. A qualified fund of fund(s) is a mutual fund or other collective investment vehicle that either applies the Funds' frequent trading and/or redemption fee policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Rydex Funds' Chief Compliance Officer. Qualified fund of funds include fund of fund(s) advised by the Advisor.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

PADCO Advisors, Inc., which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds do not pay the Advisor a management fee.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Including Mr. Byrum, those members include Michael Dellapa as the Director of Alternative Investment Strategies, Douglas Holmes as the Director of Stock Selection and Asset Allocation, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 15 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following four individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa, Harder, and Holmes. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in

2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Absolute Return Strategies Fund and the Hedged Equity Fund, which are offered in a separate prospectus. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Absolute Return Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds, all of which are offered in a separate prospectus. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

DOUGLAS HOLMES, CFA, Director of Stock Selection and Asset Allocation - As the Director of Stock Selection and Asset Allocation, Mr. Holmes oversees the development and daily maintenance of the stock selection and asset allocation methodologies employed by the Rydex Funds. While Mr. Holmes is involved in the management of all of the Rydex Funds, he focuses on the management of the Alternative Investment, Essential Portfolio and Sector Funds, all of which except the Essential Portfolio Funds, are offered in a separate prospectus. Mr. Holmes first became associated with Rydex as a consultant in September 2004. In October 2005, Mr. Holmes accepted a permanent position as the Strategic Advisor and in September 2007 was named the Director of Stock Selection and Asset Allocation. Mr. Holmes has been a member of the ILT since its inception. Prior to his association with Rydex, Mr. Holmes was a 20-year veteran of State Street Global Advisors as the department head of the US Indexing Department, the US Active Department, and finally the Global Enhanced Department. He holds a BS degree in mathematics from Northeastern University. Mr. Holmes has co-managed each Fund since March 2008.

Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2008 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2008 Annual Report. The 2008 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2008 Annual Report is incorporated by reference in the SAI.

[FINANCIAL HIGHLIGHTS TO BE PROVIDED AND FILED BY AMENDMENT]

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2008. THE SAI HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE U.S. SECURITIES AND
EXCHANGE COMMISSION MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE U.S. SECURITIES AND EXCHANGE COMMISSION PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO:
U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE U.S. SECURITIES AND EXCHANGE COMMISSION AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO  ONE  HAS  BEEN   AUTHORIZED  TO  GIVE  ANY   INFORMATION   OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S U.S. SECURITIES AND EXCHANGE COMMISSION REGISTRATION NUMBER IS 811-07584.

[LOGO] RYDEXINVESTMENTS
            ESSENTIAL FOR MORDERN MARKETS(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------

          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to each share class of the following series (each a "Fund" and collectively, the "Funds") of Rydex Series Funds (the "Trust"):

------------------------------------------------------------------------------------------------------
                                                     INVESTOR   ADVISOR
                                                      CLASS      CLASS    A-CLASS   C-CLASS   H-CLASS
                                                      SHARES     SHARES    SHARES    SHARES    SHARES
------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                                                X         X         X
------------------------------------------------------------------------------------------------------
Inverse  NASDAQ-100(R)  Strategy  Fund  (Formerly,
Inverse OTC Strategy Fund)                              X          X         X         X
------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund                                        X         X         X
------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                           X          X         X         X
------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                                                   X         X         X
------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                                                   X         X         X
------------------------------------------------------------------------------------------------------
Nova Fund                                               X          X         X         X
------------------------------------------------------------------------------------------------------
NASDAQ-100(R)  Fund (Formerly, OTC Fund)                X          X         X         X
------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                                                         X         X         X
------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                                           X         X         X
------------------------------------------------------------------------------------------------------
S&P 500 Fund                                                                 X         X         X
------------------------------------------------------------------------------------------------------
Sector Rotation Fund                                                         X         X         X
------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY-STYLE FUNDS
------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                                        X         X         X
------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                                                         X         X         X
------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                                          X         X         X
------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                                           X         X         X
------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                                                        X         X         X
------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                                         X         X         X
------------------------------------------------------------------------------------------------------
SECTOR FUNDS
------------------------------------------------------------------------------------------------------
Banking Fund                                            X          X         X         X
------------------------------------------------------------------------------------------------------
Basic Materials Fund                                    X          X         X         X
------------------------------------------------------------------------------------------------------
Biotechnology Fund                                      X          X         X         X
------------------------------------------------------------------------------------------------------
Consumer Products Fund                                  X          X         X         X
------------------------------------------------------------------------------------------------------
Electronics Fund                                        X          X         X         X
------------------------------------------------------------------------------------------------------
Energy Fund                                             X          X         X         X
------------------------------------------------------------------------------------------------------
Energy Services Fund                                    X          X         X         X
------------------------------------------------------------------------------------------------------
Financial Services Fund                                 X          X         X         X
------------------------------------------------------------------------------------------------------
Health Care Fund                                        X          X         X         X
------------------------------------------------------------------------------------------------------
Internet Fund                                           X          X         X         X
------------------------------------------------------------------------------------------------------
Leisure Fund                                            X          X         X         X
------------------------------------------------------------------------------------------------------
Precious Metals Fund                                    X          X         X         X
------------------------------------------------------------------------------------------------------
Retailing Fund                                          X          X         X         X
------------------------------------------------------------------------------------------------------
Technology Fund                                         X          X         X         X
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                     INVESTOR   ADVISOR
                                                      CLASS      CLASS    A-CLASS   C-CLASS   H-CLASS
                                                      SHARES     SHARES    SHARES    SHARES    SHARES
------------------------------------------------------------------------------------------------------
Telecommunications Fund                                 X          X         X         X
------------------------------------------------------------------------------------------------------
Transportation Fund                                     X          X         X         X
------------------------------------------------------------------------------------------------------
Utilities Fund                                          X          X         X         X
------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                                                   X         X         X
------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                                                       X         X         X
------------------------------------------------------------------------------------------------------
International Rotation Fund                                                  X         X         X
------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund                 X          X         X         X
------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund              X          X         X         X
------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                                                     X         X         X
------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                                             X         X         X
------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                                              X         X         X
------------------------------------------------------------------------------------------------------
Alternative Strategies Allocation Fund                                       X         X         X
------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                                                    X         X         X
------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund
(Formerly, Dynamic Strengthening Dollar Fund)                                X         X         X
------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                                            X         X         X
------------------------------------------------------------------------------------------------------
Hedged Equity Fund                                                           X         X         X
------------------------------------------------------------------------------------------------------
Real Estate Fund                                                             X         X         X
------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO FUNDS
------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund                                        X         X         X
------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund                                            X         X         X
------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund                                          X         X         X
------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                       X          X         X         X
------------------------------------------------------------------------------------------------------

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the Investor Class, Advisor Class, A-Class, C-Class and H-Class Shares dated August 1, 2008 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended March 31, 2008 are included in the Funds' Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                     The date of this SAI is August 1, 2008

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST......................................     XX

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS.........................     XX

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS............................     XX

DESCRIPTION OF THE MONEY MARKET FUND.....................................     XX

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND
   INVERSE INVESTMENT STRATEGIES.........................................     XX

INVESTMENT RESTRICTIONS..................................................     XX

BROKERAGE ALLOCATION AND OTHER PRACTICES.................................     XX

MANAGEMENT OF THE TRUST..................................................     XX

PRINCIPAL HOLDERS OF SECURITIES..........................................     XX

DETERMINATION OF NET ASSET VALUE.........................................     XX

PURCHASE AND REDEMPTION OF SHARES........................................     XX

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS .........     XX

DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................     XX

OTHER INFORMATION........................................................     XX

INDEX PUBLISHERS INFORMATION.............................................     XX

COUNSEL .................................................................     XX

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     XX

CUSTODIAN................................................................     XX

FINANCIAL STATEMENTS.....................................................     XX

APPENDIX A - DESCRIPTION OF BOND RATINGS.................................    A-1

APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND
   PROCEDURES............................................................    B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust consists of XX separate Funds and issues a combination of Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and/or H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

-------------------------------------------------------------------------------------------------------------------------
                                               THE "DOMESTIC EQUITY FUNDS"
-------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                Mid-Cap 1.5x Strategy Fund              Russell 2000(R) Fund
-------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund          Multi-Cap Core Equity Fund              Russell 2000(R) 1.5x Strategy Fund
-------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund        Nova Fund                               S&P 500 Fund
-------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                NASDAQ-100(R) Fund                      Sector Rotation Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                            THE "DOMESTIC EQUITY-STYLE FUNDS"
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                        Mid-Cap Growth Fund                     Small-Cap Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                         Mid-Cap Value Fund                      Small-Cap Value Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                    THE "SECTOR FUNDS"
-------------------------------------------------------------------------------------------------------------------------
Banking Fund                                 Energy Services Fund                    Retailing Fund
-------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                         Financial Services Fund                 Technology Fund
-------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                           Health Care Fund                        Telecommunications Fund
-------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                       Internet Fund                           Transportation Fund
-------------------------------------------------------------------------------------------------------------------------
Electronics Fund                             Leisure Fund                            Utilities Fund
-------------------------------------------------------------------------------------------------------------------------
Energy Fund                                  Precious Metals Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                             THE "INTERNATIONAL EQUITY FUNDS"
-------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                   Japan 2x Strategy Fund
-------------------------------------------------------------------------------------------------------------------------
International Rotation Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                 THE "FIXED INCOME FUNDS"
-------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund      High Yield Strategy Fund
-------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund   Inverse High Yield Strategy Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                            THE "ALTERNATIVE INVESTMENT FUNDS"
-------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund              Hedged Equity Fund                      Weakening Dollar 2x Strategy Fund
-------------------------------------------------------------------------------------------------------------------------
Alternative Strategies Allocation Fund       Real Estate Fund
-------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                    Strengthening Dollar 2x Strategy Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                             THE "ESSENTIAL PORTFOLIO FUNDS"
-------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund        Essential Portfolio Moderate Fund       Essential Portfolio Aggressive Fund
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE "MONEY MARKET FUND"
--------------------------------------------------------------------------------
U.S. Government Money Market Fund  (the "Money Market Fund")
--------------------------------------------------------------------------------

For the period from April 1, 2000 to April 1, 2007, the Inverse NASDAQ-100(R) Strategy Fund (formerly, the Inverse OTC Strategy Fund), Inverse S&P 500
Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. On April 1, 2007, the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund began pursuing their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund were transferred to the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100(R) Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of each Domestic Equity Fund (except for the Nova Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Fund, Sector Fund, International Equity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Fund, and Essential Portfolio Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

The Alternative Strategies Allocation Fund and the Essential Portfolio Funds are "funds of funds." The Alternative Strategies Allocation Fund invests its assets in a combination of funds within the Rydex family of mutual funds as well as in unaffilated funds, including exchange-traded funds (the "Alternative Strategies Allocation Underlying Funds") as described in the Fund's Prospectuses. The Essential Portfolio Funds invest their assets in a combination of funds within the Rydex family of mutual funds, and in exchange-traded funds (the "Essential Portfolio Underlying Funds" and together with the Alternative Strategies Allocation Underlying Funds, the "Underlying Funds"), as described in the Funds' Prospectuses. Therefore, unless otherwise stated, the Alternative Strategies Allocation Fund and the Essential Portfolio Funds do not directly invest in the portfolio securities or use the investment techniques of their respective Underlying Funds. Nonetheless, the Alternative Strategies Allocation Fund and each Essential Portfolio Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of their Underlying Funds. The Alternative Strategies Allocation Fund and each Essential Portfolio Fund may, however, borrow money from banks, invest directly in stocks, bonds, and other types of securities, and lend their securities to qualified borrowers.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, or with respect to the International Rotation Fund, the sub-advisor, Valu-Trac Investment Management Limited (the "Sub-Advisor" or "Valu-Trac"), these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

BORROWING

While the Funds do not anticipate doing so, the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Essential Portfolio Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds, and Essential Portfolio Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940 (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity, Domestic Equity-Style, Sector, International Equity, Alternative Investment Funds, and Essential Portfolio Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The different types of equity securities in which the Funds may invest are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.
      Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The International Rotation Fund, Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Essential Portfolio Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The International Rotation Fund, Multi-Cap Core Equity Fund, Sector Rotation Fund, Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Essential Portfolio Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

CORPORATE DEBT SECURITIES. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

NON-INVESTMENT-GRADE DEBT SECURITIES. The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

UNRATED DEBT SECURITIES. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

FOREIGN CURRENCIES

The International Equity Funds, Absolute Return Strategies Fund, Hedged Equity Fund may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. In the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' or the Underlying Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's or an Underlying Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's or the Underlying Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds or the Underlying Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds or the Underlying Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' or the Underlying Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds or the Underlying Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity, Absolute Return Strategies, Hedged Equity, Strengthening Dollar 2x Strategy, and Weakening Dollar 2x Strategy Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY TRANSACTIONS

Although the International Equity Funds, Absolute Return Strategies Fund, Commodities Strategy Fund, and Hedged Equity Fund do not currently expect to engage in currency hedging, the Funds, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the- counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund or an Underlying Fund may enter into currency transactions with counterparties that have received (or the guarantors of the obligations that have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's or an Underlying Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or an Underlying Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or an Underlying Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or an Underlying Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund or an Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund or an Underlying Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund or an Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or Underlying Fund has or in which that Fund or Underlying Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an Underlying Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's or an Underlying Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's or an Underlying Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's or the Underlying Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund or the Underlying Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an Underlying Fund is engaging in proxy hedging. If a Fund or an Underlying Fund enters into a currency hedging transaction, the Fund or the Underlying Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or an Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

INTERNATIONAL ROTATION FUND, STRENGTHENING DOLLAR 2X STRATEGY FUND, AND WEAKENING DOLLAR 2X STRATEGY FUND. While the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts.

Each Fund may also invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The International Rotation Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund currently do not intend to enter into a forward currency contract with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to that particular currency.

At or before the maturity of a forward currency contract, the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the Funds engage in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Rotation Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY OPTIONS. The International Equity, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Absolute Return Strategies, and Hedged Equity Funds, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds or an Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund or an Underlying Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Japan 2x Strategy Fund, International Rotation Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN ISSUERS

The  Domestic  Equity  Funds,   Domestic   Equity-Style   Funds,  Sector  Funds,
International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund, and Real Estate Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the

United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE. The Europe 1.25x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50(R) Index (the "STOXX 50(R) Index"). The STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union ("EU") - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. Government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK FACTORS REGARDING JAPAN. The Fund seeks to provide investment results that correlate to the performance of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei 225 Stock Average is expected to represent the performance of the stocks on the First Section - and by extension the market in general - the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan's industrial structure.

For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese  unemployment  levels  are  high and  have  been an area of  increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Funds (other than the Alternative Strategies Allocation Fund, Essential Portfolio Funds and Money Market Fund), and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an Underlying Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds or the Underlying Funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds or the Underlying Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund or an Underlying Fund purchases or sells a futures contract, or sells an option thereon, the Fund or the Underlying Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund or the Underlying Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or the Underlying Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or the Underlying Fund may undertake and on the potential increase in the speculative character of the Fund's or the Underlying Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund or the Underlying Fund arising from such investment activities.

A Fund or an Underlying Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund or the Underlying Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or the

Underlying Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the Underlying Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an Underlying Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund or an Underlying Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund or an Underlying Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's or an Underlying Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds, except for the Money Market Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's or each Underlying Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund or an Underlying Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund or an Underlying Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an Underlying Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an Underlying Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's or an Underlying Fund's investment objective, and except as restricted by a Fund's or an Underlying Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund or an Underlying Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an Underlying Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund or an Underlying Fund delivers the security upon exercise.

A Fund or an Underlying Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund or an Underlying Fund may seek to purchase in the future. A Fund or an Underlying Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or the Underlying Fund, loss of the premium paid may be offset by an increase in the value of the Fund's or the Underlying Fund's securities or by a decrease in the cost of acquisition of securities by the Fund or the Underlying Fund.

A Fund or an Underlying Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund or an Underlying Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund or an Underlying Fund will realize as profit the premium received for such option. When a call option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund or an Underlying Fund is the writer is exercised, the Fund or the Underlying Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund or an Underlying Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an Underlying Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with the Commodities Strategy Fund's transactions in commodity futures contracts. These risks are discussed below:

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Strategy Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Commodities Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds or the Underlying Funds.

With respect to the Commodities Strategy Fund, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodities Strategy Fund will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the High Yield Strategy Fund's, Inverse High Yield Strategy Fund's, and Commodities Strategy Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED NOTES. The High Yield Strategy, Inverse High Yield Strategy, and Commodities Strategy Funds, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund and Inverse High Yield Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an Underlying Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund or an Underlying Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund or an Underlying Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an Underlying Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's or the Underlying Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund, and in the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund or an Underlying Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's or the Underlying Fund's net assets in illiquid securities. If the percentage of a Fund's or an Underlying Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market Fund) due to market activity, the Fund or the Underlying Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or the Underlying Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund or an Underlying Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund or an Underlying Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund or an Underlying Fund may invest in to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. The Alternative Strategies Allocation Fund and the Essential Portfolio Funds will regularly invest up to 100% of their total assets in the Underlying Funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate:
(i) more than 3% of the total outstanding  voting stock of the acquired company;
(ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code. The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs") that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The International Rotation Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, and Essential Portfolio Funds may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the International Rotation Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund and/or Essential Portfolio Funds invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the International Rotation Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund and/or the Essential Portfolio Funds bears directly in connection with their own operations.

PORTFOLIO TURNOVER

As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds, other than the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund and Essential Portfolio Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Funds' Prospectuses. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds, will be substantial.

In general, the Advisor manages the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Multi-Cap Core Equity Fund, Sector Rotation Fund, International Rotation Fund, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Commodities Strategy Fund, Hedged Equity Fund, and Essential Portfolio Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Domestic Equity Funds, Domestic Equity-Style Funds, Japan 2x Strategy Fund, International Rotation

Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds (except the Alternative Strategies Allocation Fund and Real Estate Fund), and Money Market Fund may use reverse repurchase agreements as part of a Fund's investment strategy. In the case of the Alternative Strategies Allocation Fund and the Essential Portfolio Funds, certain of the Underlying Funds may use reverse repurchase agreements as part of an Underlying Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund or an Underlying Fund of portfolio assets concurrently with an agreement by the Fund or the Underlying Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund or the Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the Underlying Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund or the Underlying Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds and the Underlying Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds or the Underlying Funds. Each Fund or Underlying Fund will establish a segregated account with the Trust's custodian bank in which the Fund or the Underlying Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's or the Underlying Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund, and Weakening Dollar 2x Strategy Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, and the remaining Domestic Equity Funds and Alternative Investment Funds may also engage in short sales transactions under which a Fund sells a security it does not own. In the case of the Alternative Strategies Allocation and Essential Portfolio Funds, the Funds may invest in certain Underlying Funds that may engage in short sales transactions under which an Underlying Fund sells a security it does not own. To complete such a transaction, a Fund or an Underlying Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund or the Underlying Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or the Underlying Fund. Until the security is replaced, the Fund or the Underlying Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund or the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund or the Underlying Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund or an Underlying Fund closes its short position or replaces the borrowed security, the Fund or the Underlying Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's or the Underlying Fund's short position. Each of the Funds or Underlying Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Funds, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund or an Underlying Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund is usually a net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds or the Underlying Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's or an Underlying Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's or an Underlying Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the Underlying
Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's or an Underlying Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's or an Underlying Fund's illiquid investment limitations. A Fund or an Underlying Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund or an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund, Inverse High Yield Strategy Fund, or Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund, and in the case of the Alternative Strategies Allocation Fund and Essential Portfolio Funds, certain of the Underlying Funds may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund or an Underlying Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund or the Underlying Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund or an Underlying Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the Underlying Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund or an Underlying Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund or an Underlying Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the Underlying Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund or an Underlying Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's or an Underlying Fund's risk of loss consists of the net amount of payments that such Fund or Underlying Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's or an Underlying Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's or an Underlying Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds, the Underlying Funds, and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund or an Underlying Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds, to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund or an Underlying Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund or Underlying Fund; (4) an imperfect correlation between the performance of instruments held by a Fund or Underlying Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund or Underlying Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's or Underlying Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund's and Japan 2x Strategy Fund's respective underlying indices and the time the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments. Market movements that run counter to a leveraged Fund's or leveraged Underlying Fund's investments will cause some divergence between the Fund or Underlying Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund or Underlying Fund is leveraged. The tracking error of a leveraged Fund or leveraged Underlying Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund or Underlying Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 2x Strategy Funds' performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 2x Strategy Funds' respective underlying indices. However, all of the Domestic Equity Funds' (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds', Europe 1.25x Strategy Fund's, Japan 2x Strategy Fund's, Government Long Bond 1.2x Strategy Fund's, Inverse Government Long Bond Strategy Fund's, Commodities Strategy Fund's, Strengthening Dollar 2x Strategy Fund's, and Weakening Dollar 2x Strategy Fund's performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. GOVERNMENT SECURITIES

The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. Government securities, and each of the other Funds may invest in U.S. Government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Essential Portfolio Funds, certain of the Underlying Funds may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the
Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. Government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fixed Income Funds, Absolute Return Strategies Fund, Alternative Strategies Allocation Fund, Hedged

Equity Fund, and Essential Portfolio Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

      a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

      b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

      c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In  applying  the  gross  revenue  test,  an  issuer's  own   securities-related
activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

BASIC MATERIALS FUND

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.

BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products. The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.

ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule

12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

      a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

      b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

      c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In  applying  the  gross  revenue  test,  an  issuer's  own   securities-related
activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.

PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers. Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.

TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Domestic Equity Funds (except for the Multi-Cap Core Equity, NASDAQ-100(R), Russell 2000(R), S&P 500, and Sector Rotation Funds), Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Fixed Income Funds (except for the High Yield Strategy Fund), Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, present certain risks, some of which are further described below.

LEVERAGE. The Mid-Cap 1.5x Strategy, Nova, Russell 2000(R) 1.5x Strategy, Europe 1.25x Strategy, Japan 2x Strategy, Government Long Bond 1.2x Strategy, and Strengthening Dollar 2x Strategy Funds (the "Leveraged Funds") and the Weakening Dollar 2x Strategy Funds (the "Leveraged Inverse Funds") employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds' and Leveraged Inverse Funds' total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

SPECIAL NOTE REGARDING THE CORRELATION RISKS OF THE LEVERAGED FUNDS AND LEVERAGED INVERSE FUNDS. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are "leveraged" funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds and

Leveraged Inverse Funds use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund's or Leveraged Inverse Fund's return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund's performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund's performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                      LEVERAGED FUND MEDIAN ANNUAL RETURNS

-----------------------------------------------------------------------------------------
    INDEX PERFORMANCE                               MARKET VOLATILITY
-----------------------------------------------------------------------------------------
                200% OF
  ONE YEAR      ONE YEAR
   INDEX         INDEX
PERFORMANCE   PERFORMANCE    10%    15%    20%    25%    30%    35%    40%    45%    50%
-----------------------------------------------------------------------------------------
    -40%         -80%       -64%   -64%   -65%   -65%   -67%   -68%   -69%   -70%   -71%
-----------------------------------------------------------------------------------------
    -35%         -70%       -58%   -59%   -59%   -60%   -62%   -63%   -64%   -65%   -66%
-----------------------------------------------------------------------------------------
    -30%         -60%       -52%   -53%   -52%   -53%   -55%   -56%   -58%   -60%   -61%
-----------------------------------------------------------------------------------------
    -25%         -50%       -45%   -46%   -46%   -47%   -48%   -50%   -52%   -53%   -55%
-----------------------------------------------------------------------------------------
    -20%         -40%       -36%   -37%   -39%   -40%   -41%   -43%   -44%   -47%   -50%
-----------------------------------------------------------------------------------------
    -15%         -30%       -29%   -29%   -30%   -32%   -33%   -36%   -38%   -40%   -43%
-----------------------------------------------------------------------------------------
    -10%         -20%       -20%   -21%   -23%   -23%   -26%   -28%   -31%   -32%   -36%
-----------------------------------------------------------------------------------------
     -5%         -10%       -11%   -12%   -13%   -16%   -18%   -20%   -23%   -25%   -29%
-----------------------------------------------------------------------------------------
      0%           0%        -1%    -2%    -4%    -6%    -8%   -11%   -14%   -17%   -20%
-----------------------------------------------------------------------------------------
      5%          10%         9%     8%     6%     3%     2%    -3%    -5%    -8%   -12%
-----------------------------------------------------------------------------------------
     10%          20%        19%    19%    16%    15%    10%     9%     4%     0%    -5%
-----------------------------------------------------------------------------------------
     15%          30%        31%    29%    27%    25%    21%    19%    15%    11%     6%
-----------------------------------------------------------------------------------------
     20%          40%        43%    41%    38%    35%    32%    27%    23%    18%    13%
-----------------------------------------------------------------------------------------
     25%          50%        54%    52%    50%    48%    43%    39%    34%    29%    22%
-----------------------------------------------------------------------------------------
     30%          60%        69%    64%    62%    58%    56%    49%    43%    39%    34%
-----------------------------------------------------------------------------------------
     35%          70%        79%    77%    75%    70%    68%    61%    57%    50%    43%
-----------------------------------------------------------------------------------------
     40%          80%        92%    91%    88%    82%    81%    73%    67%    62%    54%
-----------------------------------------------------------------------------------------

The second table below shows the estimated fund return over a one-year period for a leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses under "Understanding Compounding & the Effect of Leverage." In the charts below, unshaded areas represent those scenarios where a leveraged fund with the investment objective described will outperform (I.E., return more than) the index performance times the stated multiple in the leveraged fund's investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (I.E., return less than) the index performance times the stated multiple in the fund's investment objective.

                  LEVERAGED INVERSE FUND MEDIAN ANNUAL RETURNS

-----------------------------------------------------------------------------------------
    INDEX PERFORMANCE                             MARKET VOLATILITY
-----------------------------------------------------------------------------------------
                  200%
               INVERSE OF
  ONE YEAR      ONE YEAR
   INDEX         INDEX
PERFORMANCE   PERFORMANCE    10%    15%    20%    25%    30%    35%    40%    45%    50%
-----------------------------------------------------------------------------------------
    -40%           80%      165%   153%   145%   127%   114%    99%    74%    57%    35%
-----------------------------------------------------------------------------------------
    -35%           70%      130%   122%   109%    96%    84%    68%    51%    32%    17%
-----------------------------------------------------------------------------------------
    -30%           60%       98%    93%    79%    68%    58%    46%    29%    16%     1%
-----------------------------------------------------------------------------------------
    -25%           50%       73%    68%    58%    49%    36%    26%    13%     2%   -13%
-----------------------------------------------------------------------------------------
    -20%           40%       51%    45%    39%    31%    20%    12%    -2%   -11%   -23%
-----------------------------------------------------------------------------------------
    -15%           30%       35%    29%    23%    16%     6%    -2%   -12%   -22%   -30%
-----------------------------------------------------------------------------------------
    -10%           20%       20%    16%     9%     3%    -5%   -13%   -21%   -30%   -39%
-----------------------------------------------------------------------------------------
     -5%           10%        8%     5%    -2%    -8%   -14%   -21%   -30%   -38%   -46%
-----------------------------------------------------------------------------------------
      0%            0%       -3%    -7%   -12%   -17%   -23%   -28%   -37%   -44%   -51%
-----------------------------------------------------------------------------------------
      5%          -10%      -12%   -15%   -19%   -25%   -31%   -35%   -43%   -47%   -55%
-----------------------------------------------------------------------------------------
     10%          -20%      -19%   -23%   -27%   -32%   -36%   -43%   -47%   -53%   -59%
-----------------------------------------------------------------------------------------
     15%          -30%      -27%   -29%   -32%   -37%   -42%   -46%   -53%   -58%   -63%
-----------------------------------------------------------------------------------------
     20%          -40%      -33%   -35%   -38%   -42%   -46%   -50%   -56%   -60%   -66%
-----------------------------------------------------------------------------------------
     25%          -50%      -38%   -40%   -43%   -47%   -51%   -55%   -59%   -64%   -68%
-----------------------------------------------------------------------------------------
     30%          -60%      -43%   -44%   -47%   -51%   -55%   -59%   -62%   -66%   -71%
-----------------------------------------------------------------------------------------
     35%          -70%      -46%   -49%   -52%   -53%   -58%   -61%   -66%   -68%   -73%
-----------------------------------------------------------------------------------------
     40%          -80%      -50%   -52%   -55%   -57%   -61%   -64%   -68%   -71%   -75%
-----------------------------------------------------------------------------------------

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged fund. A Leveraged Fund's or
Leveraged Inverse Fund's actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under "Understanding Compounding & the Effect of Leverage" in the Prospectuses.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE DOMESTIC EQUITY FUNDS (EXCEPT THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND AND NASDAQ-100(R) FUND), DOMESTIC EQUITY-STYLE FUNDS, SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND), INTERNATIONAL EQUITY FUNDS, HIGH YIELD STRATEGY FUND, INVERSE HIGH YIELD STRATEGY FUND, ALTERNATIVE INVESTMENT FUNDS, AND ESSENTIAL PORTFOLIO FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing (such investment strategies are only limited by the Fund's ability to purchase securities or segregate assets equal to the Fund's investment). Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Strategy Fund.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, or Alternative Investment Fund (except for the Absolute Return Strategies Fund,

      Alternative Strategies Allocation Fund, Hedged Equity Fund, and Real Estate Fund) is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

The Alternative Strategies Allocation Fund and each Essential Portfolio Fund shall not:

8 With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

FUNDAMENTAL POLICIES OF THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND, NASDAQ-100(R) FUND, PRECIOUS METALS FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Each Fund shall not:

9. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

10.   Underwrite securities of any other issuer.

11. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

12. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 13, 15, 16, and 17, as applicable to the Fund.

13. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

14. Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

      14.1 THE PRECIOUS METALS FUND MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

15. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

      15.1  THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS
            TOTAL   ASSETS   IN   SECURITIES   IN   THE    METALS-RELATED    AND
            MINERALS-RELATED INDUSTRIES.

16. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      16.1 THE NOVA FUND AND THE GOVERNMENT LONG BOND 1.2X STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

      16.2 THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, BUT SHALL NOT MAKE
            PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

17. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

      17.1 THE INVERSE NASDAQ-100(R) STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND, MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (I) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

18. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

19. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

20. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

21.   Write or purchase put or call options.

22. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

23. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

24. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

      1. Invest in warrants (this limitation does not apply to the Absolute Return Strategies Fund, Hedged Equity Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 2x Strategy Fund, or Essential Portfolio Funds).

2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3. Invest in mineral leases (this limitation does not apply to the Absolute Return Strategies Fund, Hedged Equity Fund, S&P 500 Fund, Russell 2000(R) Fund, Russell 2000(R) 2x Strategy Fund, or Essential Portfolio Funds).

4. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or
      (F), if such Fund is an Essential Portfolio Underlying Fund or an Alternative Strategies Allocation Underlying Fund.

The Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds, and Essential Portfolio Funds may not:

5. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6. Invest in companies for the purpose of exercising control (except for the S&P 500 Fund, Russell 2000(R) Fund, International Rotation Fund, High
      Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Strategies Allocation Fund and Essential Portfolio Funds).

7. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Russell 2000(R) 1.5x Strategy Fund may not:

      10. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100(R) Strategy Fund, and Inverse Russell 2000(R) Strategy Fund each may not:

      11. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The S&P 500 Fund, NASDAQ-100(R) Fund, and Russell 2000(R) Fund each may not:

      12. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

      13. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P

            MidCap 400(R) Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

      14. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index
            (currently, the S&P MidCap 400(R) Index) without 60 days' prior notice to shareholders.

The Large-Cap Growth Fund may not:

      15. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Large-Cap Value Fund may not:

      16. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap Growth Fund may not:

      17. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap Value Fund may not:

      18. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Small-Cap Growth Fund may not:

      19. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Small-Cap Value Fund may not:

      20. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Multi-Cap Core Equity Fund and Hedged Equity Fund each may not:

      21. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) without 60 days' prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

      22. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The Europe 1.25x Strategy Fund may not:

      23. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Dow Jones STOXX 50 Index(SM)) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Japan 2x Strategy Fund may not:

      24. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Nikkei 225 Stock Average) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund each may not:

      25. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. Government (and derivatives thereof) without 60 days' prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

      26. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government without 60 days' prior notice to shareholders.

The High Yield Strategy Fund may not:

      27. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days' prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

      28. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Domestic Equity Funds (except for the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100(R) Fund), Domestic Equity-Style Funds, Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Alternative Investment Funds" and in paragraph 16 above under the heading "Fundamental Policies of the Inverse NASDAQ-100(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100(R) Fund, Fixed Income Funds, and Precious Metals Fund." With respect to borrowings in accordance with the limitations set forth in paragraphs 1 and 16, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

With respect to the Alternative Strategies Allocation and Essential Portfolio Funds, the Funds will purchase and sell the principal portion of Fund securities (I.E., shares of the Underlying Funds) by dealing directly with the issuer of the Underlying Funds. As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the Underlying Funds.

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following brokerage commissions [2008 NUMBERS TO BE PROVIDED BY AMENDMENT]:

-----------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE          AGGREGATE          AGGREGATE
                                                              BROKERAGE          BROKERAGE          BROKERAGE
                                                FUND         COMMISSIONS        COMMISSIONS        COMMISSIONS
                                              INCEPTION     DURING FISCAL      DURING FISCAL      DURING FISCAL
FUND NAME                                       DATE       YEAR ENDED 2006    YEAR ENDED 2007    YEAR ENDED 2008
-----------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                 2/20/2004    $       3,040       $      4,116          $______
-----------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund            9/3/1998    $      43,172*      $     18,514*         $______
-----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund         2/20/2004    $       9,558       $     15,173          $______
-----------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                  1/7/1994    $      62,241*      $     38,927*         $______
-----------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                    8/16/2000    $     293,121       $    140,292          $______
-----------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                    9/23/2002    $     216,857       $    116,399          $______
-----------------------------------------------------------------------------------------------------------------
Nova Fund                                     7/12/1993    $     320,427*      $    220,149*         $______
-----------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                            2/14/1994    $   1,019,935       $    566,145          $______
-----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                           6/1/2006                 **     $     12,709          $______
-----------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund            11/1/2000    $     871,303       $    223,771          $______
-----------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                   6/1/2006                 **     $      2,862          $______
-----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                          3/22/2002    $     562,308       $  1,013,816          $______
-----------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                         2/20/2004    $     375,472       $    201,806          $______
-----------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                          2/20/2004    $     626,468       $    686,126          $______
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                           2/20/2004    $     470,678       $    124,450          $______
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                            2/20/2004    $     745,060       $    314,663          $______
-----------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                         2/20/2004    $     664,728       $    215,826          $______
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE          AGGREGATE          AGGREGATE
                                                              BROKERAGE          BROKERAGE          BROKERAGE
                                                FUND         COMMISSIONS        COMMISSIONS        COMMISSIONS
                                              INCEPTION     DURING FISCAL      DURING FISCAL      DURING FISCAL
FUND NAME                                       DATE       YEAR ENDED 2006    YEAR ENDED 2007    YEAR ENDED 2008
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                          2/20/2004    $   1,048,554       $    534,313          $______
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                   4/1/1998    $     179,372       $    116,037          $______
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                           4/1/1998    $     330,761       $    169,333          $______
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                             4/1/1998    $     540,308       $    348,159          $______
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                         7/6/1998    $     231,148       $    171,118          $______
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                               4/1/1998    $     860,942       $    453,515          $______
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                   4/21/1998    $     472,307       $    221,241          $______
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                           4/1/1998    $     424,270       $    264,768          $______
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                        4/2/1998    $     242,685       $    201,322          $______
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                              4/17/1998    $     332,316       $    268,969          $______
-----------------------------------------------------------------------------------------------------------------
Internet Fund                                  4/6/2000    $     428,669       $    246,691          $______
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                   4/1/1998    $     200,373       $    198,276          $______
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                          12/1/1993    $   1,836,202       $  1,613,290          $______
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                                 4/1/1998    $     248,167       $    138,593          $______
-----------------------------------------------------------------------------------------------------------------
Technology Fund                               4/14/1998    $     362,395       $    370,460          $______
-----------------------------------------------------------------------------------------------------------------
Telecommunications Fund                        4/1/1998    $     368,793       $    247,865          $______
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                            4/2/1998    $     276,546       $    235,134          $______
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                                 4/3/2003    $     461,573       $    330,469          $______
-----------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                     5/8/2000    $     132,586       $    126,394          $______
-----------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                        2/22/2008                 **                 **           **
-----------------------------------------------------------------------------------------------------------------
International Rotation Fund                   8/31/2007                 **                 **        $_____
-----------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund        1/3/1994    $      63,590       $     70,138          $______
-----------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund     3/3/1995    $     535,630*      $    190,599*         $______
-----------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                      4/15/2007                 **                 **        $______
-----------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund              4/15/2007                 **                 **        $______
-----------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund               9/19/2005    $      33,709       $    609,388          $______
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              AGGREGATE          AGGREGATE          AGGREGATE
                                                              BROKERAGE          BROKERAGE          BROKERAGE
                                                FUND         COMMISSIONS        COMMISSIONS        COMMISSIONS
                                              INCEPTION     DURING FISCAL      DURING FISCAL      DURING FISCAL
FUND NAME                                       DATE       YEAR ENDED 2006    YEAR ENDED 2007    YEAR ENDED 2008
-----------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                     5/25/2005    $       3,163       $     50,711          $______
-----------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund         5/25/2005    $         743       $         24          $______
-----------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund             5/25/2005    $         745       $        276          $______
-----------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                            9/19/2005    $      22,909       $    124,821          $______
-----------------------------------------------------------------------------------------------------------------
Real Estate Fund                              2/20/2004    $     423,861       $    300,022          $______
-----------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund         6/30/2006                 **     $         70          $______
-----------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund             6/30/2006                 **     $         76          $______
-----------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund           6/30/2006                 **     $        448          $______
-----------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund             12/1/1993    $           0       $          0          $______
-----------------------------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2008, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor [2008 NUMBERS TO BE PROVIDED BY AMENDMENT]:

--------------------------------------------------------------------------------------------------
                                                                          TOTAL DOLLAR AMOUNT OF
                                              TOTAL DOLLAR AMOUNT OF      TRANSACTIONS INVOLVING
                                              BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS FOR
FUND NAME                                     FOR RESEARCH SERVICES         RESEARCH SERVICES
--------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                         $______                    $______
--------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund                   $______                    $______
--------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund                 $______                    $______
--------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                         $______                    $______
--------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                            $______                    $______
--------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                            $______                    $______
--------------------------------------------------------------------------------------------------
Nova Fund                                             $______                    $______
--------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                                    $______                    $______
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                          TOTAL DOLLAR AMOUNT OF
                                              TOTAL DOLLAR AMOUNT OF      TRANSACTIONS INVOLVING
                                              BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS FOR
FUND NAME                                     FOR RESEARCH SERVICES         RESEARCH SERVICES
--------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                                  $______                    $______
--------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                    $______                    $______
--------------------------------------------------------------------------------------------------
S&P 500 Fund                                          $______                    $______
--------------------------------------------------------------------------------------------------
Sector Rotation Fund                                  $______                    $______
--------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                 $______                    $______
--------------------------------------------------------------------------------------------------
Large-Cap Value Fund                                  $______                    $______
--------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                   $______                    $______
--------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                    $______                    $______
--------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                                 $______                    $______
--------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                  $______                    $______
--------------------------------------------------------------------------------------------------
Banking Fund                                          $______                    $______
--------------------------------------------------------------------------------------------------
Basic Materials Fund                                  $______                    $______
--------------------------------------------------------------------------------------------------
Biotechnology Fund                                    $______                    $______
--------------------------------------------------------------------------------------------------
Consumer Products Fund                                $______                    $______
--------------------------------------------------------------------------------------------------
Electronics Fund                                      $______                    $______
--------------------------------------------------------------------------------------------------
Energy Fund                                           $______                    $______
--------------------------------------------------------------------------------------------------
Energy Services Fund                                  $______                    $______
--------------------------------------------------------------------------------------------------
Financial Services Fund                               $______                    $______
--------------------------------------------------------------------------------------------------
Health Care Fund                                      $______                    $______
--------------------------------------------------------------------------------------------------
Internet Fund                                         $______                    $______
--------------------------------------------------------------------------------------------------
Leisure Fund                                          $______                    $______
--------------------------------------------------------------------------------------------------
Precious Metals Fund                                  $______                    $______
--------------------------------------------------------------------------------------------------
Retailing Fund                                        $______                    $______
--------------------------------------------------------------------------------------------------
Technology Fund                                       $______                    $______
--------------------------------------------------------------------------------------------------
Telecommunications Fund                               $______                    $______
--------------------------------------------------------------------------------------------------
Transportation Fund                                   $______                    $______
--------------------------------------------------------------------------------------------------
Utilities Fund                                        $______                    $______
--------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                            $______                    $______
--------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                                $______                    $______
--------------------------------------------------------------------------------------------------
International Rotation Fund                           $______                    $______
--------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund               $______                    $______
--------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund            $______                    $______
--------------------------------------------------------------------------------------------------
High Yield Strategy Fund                              $______                    $______
--------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                      $______                    $______
--------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                       $______                    $______
--------------------------------------------------------------------------------------------------
Commodities Strategy Fund                             $______                    $______
--------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund                 $______                    $______
--------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                     $______                    $______
--------------------------------------------------------------------------------------------------
Hedged Equity Fund                                    $______                    $______
--------------------------------------------------------------------------------------------------
Real Estate Fund                                      $______                    $______
--------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund                 $______                    $______
--------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund                     $______                    $______
--------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                       TOTAL DOLLAR AMOUNT OF
                                            TOTAL DOLLAR AMOUNT OF     TRANSACTIONS INVOLVING
                                             BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS FOR
FUND NAME                                    FOR RESEARCH SERVICES       RESEARCH SERVICES
-----------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund                 $______                       $______
-----------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                   $______                       $______
-----------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc., the distributor of the Funds' shares (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following brokerage commissions to the Distributor [2008 NUMBERS TO BE PROVIDED BY AMENDMENT]:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENTAGE OF TOTAL
                                                                                                                     BROKERAGE
                                                                                               PERCENTAGE OF       TRANSACTIONS,
                                                                  AGGREGATE BROKERAGE         TOTAL BROKERAGE    INVOLVING PAYMENT
                                                            COMMISSIONS PAID TO AFFILIATED      COMMISSIONS       OF COMMISSIONS,
                                                  FUND                  BROKER                    PAID TO         EFFECTED THROUGH
                                               INCEPTION    ------------------------------       AFFILIATED          AFFILIATED
FUND NAME                                         DATE        2006      2007       2008        BROKER IN 2008     BROKERS IN 2008
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                  2/20/2004     $    0      $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund             9/3/1998     $    0*     $0*      $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund          2/20/2004     $    0      $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                   1/7/1994     $    0*     $0*      $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                     8/16/2000     $  512      $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                     9/23/2002     $    0      $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Nova Fund                                      7/12/1993     $    0*     $0*      $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENTAGE OF TOTAL
                                                                                                                     BROKERAGE
                                                                                               PERCENTAGE OF       TRANSACTIONS,
                                                                  AGGREGATE BROKERAGE         TOTAL BROKERAGE    INVOLVING PAYMENT
                                                            COMMISSIONS PAID TO AFFILIATED      COMMISSIONS       OF COMMISSIONS,
                                                  FUND                  BROKER                    PAID TO         EFFECTED THROUGH
                                               INCEPTION    ------------------------------       AFFILIATED          AFFILIATED
FUND NAME                                         DATE       2006       2007       2008        BROKER IN 2008     BROKERS IN 2008
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                             2/14/1994    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                            6/1/2006          **     $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund             11/1/2000    $1,563       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                    6/1/2006          **     $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                           3/22/2002    $1,102       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                          2/20/2004    $1,224       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                           2/20/2004    $1,819       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                            2/20/2004    $2,744       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                             2/20/2004    $3,764       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                          2/20/2004    $2,247       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                           2/20/2004    $2,425       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Banking Fund                                    4/1/1998    $1,443       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                            4/1/1998    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                              4/1/1998    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                          7/6/1998    $1,275       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                4/1/1998    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Fund                                    4/21/1998    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                            4/1/1998    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                         4/2/1998    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Fund                               4/17/1998    $1,285       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Internet Fund                                   4/6/2000    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                    4/1/1998    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                           12/1/1993    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENTAGE OF TOTAL
                                                                                                                     BROKERAGE
                                                                                               PERCENTAGE OF       TRANSACTIONS,
                                                                  AGGREGATE BROKERAGE         TOTAL BROKERAGE    INVOLVING PAYMENT
                                                            COMMISSIONS PAID TO AFFILIATED      COMMISSIONS       OF COMMISSIONS,
                                                  FUND                  BROKER                    PAID TO         EFFECTED THROUGH
                                               INCEPTION    ------------------------------       AFFILIATED          AFFILIATED
FUND NAME                                         DATE       2006      2007        2008        BROKER IN 2008     BROKERS IN 2008
-----------------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                  4/1/1998    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                4/14/1998    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                         4/1/1998    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Fund                             4/2/1998    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                  4/3/2003    $1,208      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                      5/8/2000    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                         2/22/2008           *       *       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
International Rotation Fund                    8/31/2007          *       *       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund         1/3/1994    $     0     $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund      3/3/1995    $    0*     $0*       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                       4/15/2007          **      **      $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund               4/15/2007          **      **      $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                9/19/2005    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                      5/25/2005    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund          5/25/2005    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund              5/25/2005    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                             9/19/2005    $    0      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                               2/20/2004    $1,140      $0        $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                PERCENTAGE OF TOTAL
                                                                                                                     BROKERAGE
                                                                                               PERCENTAGE OF       TRANSACTIONS,
                                                                  AGGREGATE BROKERAGE         TOTAL BROKERAGE    INVOLVING PAYMENT
                                                            COMMISSIONS PAID TO AFFILIATED      COMMISSIONS       OF COMMISSIONS,
                                                  FUND                  BROKER                    PAID TO         EFFECTED THROUGH
                                               INCEPTION    ------------------------------       AFFILIATED          AFFILIATED
FUND NAME                                         DATE        2006      2007       2008        BROKER IN 2008     BROKERS IN 2008
-----------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund          6/30/2006          **     $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund              6/30/2006          **     $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund            6/30/2006          **     $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund              12/1/1993    $    0       $0       $_____           _____%               _____%
-----------------------------------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2008, the following Funds held the following securities of the Trust's "regular brokers or dealers": [SECURITIES OF REGULAR BROKER DEALERS TO BE PROVIDED BY AMENDMENT]:

--------------------------------------------------------------------------------
                                                TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME       FULL NAME OF BROKER/DEALER      EACH REGULAR BROKER-DEALER HELD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                       POSITION(S)                                                 PORTFOLIOS IN
                        HELD WITH                                                       FUND
                       THE TRUST,                                                     COMPLEX
  NAME, ADDRESS      TERM OF OFFICE                                                   OVERSEEN
    AND AGE OF        AND LENGTH OF             PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED                DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEES*
----------------------------------------------------------------------------------------------------------------------
Michael P. Byrum    Trustee from       PADCO ADVISORS, INC.:                            157        None
(38)                2005 to present.   Chief  Investment  Officer from  December
                                       2003 to present;  Chief Operating Officer
                                       of PADCO Advisors, Inc. from October 2003
                                       to May  2004;  Executive  Vice  President
                                       from December 2002 to May 2004; President
                                       from May 2004 to present;  and  Secretary
                                       from December 2002 to present

                                       PADCO ADVISORS II, INC.:
                                       Chief  Investment  Officer from  December
                                       2003 to present;  Chief Operating Officer
                                       of PADCO  Advisors II, Inc. from December
                                       2003   to  May   2004;   Executive   Vice
                                       President from December 2002 to May 2004;
                                       President  from May 2004 to present;  and
                                       Secretary from December 2002 to present

                                       RYDEX ADVISORY SERVICES:
                                       President from August 2004 to present

                                       RYDEX CAPITAL PARTNERS I, LLC:
                                       President and Secretary from October 2003
                                       to April 2007

                                       RYDEX CAPITAL PARTNERS II, LLC:
                                       President and Secretary from October 2003
                                       to April 2007

                                       RYDEX DISTRIBUTORS, INC.:
                                       Secretary from December 2001 to May 2004;
                                       Executive Vice President from
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                       POSITION(S)                                                 PORTFOLIOS IN
                        HELD WITH                                                       FUND
                       THE TRUST,                                                     COMPLEX
  NAME, ADDRESS      TERM OF OFFICE                                                   OVERSEEN
    AND AGE OF        AND LENGTH OF             PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED                DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                       December  2002  to May  2004;  and  Chief
                                       Operating  Officer from  December 2003 to
                                       May 2004

                                       RYDEX FUND SERVICES, INC.:
                                       Secretary  from December 2002 to present;
                                       Executive  Vice  President  from December
                                       2002 to August 2006; and Chief  Operating
                                       Officer from December 2003 to May 2004

                                       RYDEX HOLDINGS, INC.:
                                       Secretary  from  December 2005 to present
                                       and   Executive   Vice   President   from
                                       December 2005 to August 2006

                                       ADVISOR RESEARCH CENTER, INC.:
                                       Secretary from May 2006 to present and Executive Vice President from May 2006 to
                                       August 2006

                                       RYDEX SPECIALIZED PRODUCTS, LLC:
                                       Director  and  Secretary  from  September
                                       2005 to present
----------------------------------------------------------------------------------------------------------------------
Carl G.             Trustee from       PADCO ADVISORS, INC.:                            157        None
Verboncoeur (55)    2004 to present;   Chief Executive Officer from October 2003
                    President from     to present;  Executive  Vice President of
                    2003 to present;   PADCO  Advisors,  Inc. from December 2002
                    Vice President     to  October  2003;   President  of  PADCO
                    from 1997 to       Advisors,  Inc.  from October 2003 to May
                    present; and       2004; and Treasurer from December 2002 to
                    Treasurer from     present
                    1997 to 2003.
                                       PADCO ADVISORS II, INC.:
                                       Chief  Executive  Officer  from  December
                                       2003 to present; Executive Vice President
                                       of PADCO  Advisors II, Inc. from December
                                       2002 to December 2003; President of PADCO
                                       Advisors II, Inc.  from  December 2002 to
                                       May 2004 and Treasurer from December 2003
                                       to present

                                       RYDEX CAPITAL PARTNERS I, LLC:
                                       Treasurer  from  October  2003  to  April
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                       POSITION(S)                                                 PORTFOLIOS IN
                        HELD WITH                                                       FUND
                       THE TRUST,                                                     COMPLEX
  NAME, ADDRESS      TERM OF OFFICE                                                   OVERSEEN
    AND AGE OF        AND LENGTH OF             PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED                DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                       2007,  and Executive  Vice President from
                                       October 2003 to August 2006

                                       RYDEX CAPITAL PARTNERS II, LLC:
                                       Treasurer  from  October  2003  to  April
                                       2007,  and Executive  Vice President from
                                       October 2003 to August 2006

                                       RYDEX ADVISORY SERVICES:
                                       Chief Executive Officer from August 2004 to present

                                       RYDEX DISTRIBUTORS, INC.:
                                       President and Chief Executive Officer from December 2003 to present; Treasurer from December 2002 to present; Executive
                                       Vice  President  from  December  2002  to
                                       December  2003;  and Vice  President from
                                       December 2001 to December 2002

                                       RYDEX FUND SERVICES, INC.:
                                       Chief  Executive  Officer  from  December
                                       2003 to present;  President and Treasurer
                                       from  December   2002  to  present;   and
                                       Executive  Vice  President  from December
                                       2001 to December 2002

                                       RYDEX HOLDINGS, INC.:
                                       Chief  Executive  Officer,  President and
                                       Treasurer from December 2005 to present

                                       ADVISOR RESEARCH CENTER, INC.:
                                       Chief  Executive  Officer,  President and
                                       Treasurer from May 2006 to present

                                       RYDEX SPECIALIZED PRODUCTS, LLC:
                                       Chief  Executive  Officer,  Director  and
                                       Treasurer from September 2005 to present
----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Corey A. Colehour   Trustee from       Retired from August 2006 to present.             157        None
(62)                1993 to present;   President  and  Senior Vice  President of
                    and Member of      Schield Management Company
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                       POSITION(S)                                                 PORTFOLIOS IN
                        HELD WITH                                                       FUND
                       THE TRUST,                                                     COMPLEX
  NAME, ADDRESS      TERM OF OFFICE                                                   OVERSEEN
    AND AGE OF        AND LENGTH OF             PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED                DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                    the Audit and      (registered investment adviser) from
                    Governance         2003 to 2006
                    and Nominating
                    Committees
                    from 1995 to
                    present.
----------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton   Trustee from       Retired                                          157        None
(67)                1995 to present;
                    Member of the
                    Governance
                    and Nominating
                    Committee
                    from 1995 to
                    present; and
                    Chairman of the
                    Audit
                    Committee
                    from 1997 to
                    present.
----------------------------------------------------------------------------------------------------------------------
John O. Demaret     Trustee from       Retired                                          157        None
(68)                1997 to present;
                    Chairman of the
                    Board from
                    2006 to present;
                    and Member of
                    the Audit and
                    Governance
                    and Nominating
                    Committees
                    from 1997 to
                    present.
----------------------------------------------------------------------------------------------------------------------
Werner E. Keller    Trustee and        Founder and President of Keller                  157        None
(68)                Member of the      Partners, LLC (registered investment
                    Audit and          adviser) from 2005 to present; and
                    Governance         Retired  from 2001 to 2005
                    and Nominating
                    Committees
                    from 2005 to
                    present.
----------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon     Trustee and        President of Global Trends                       157        None
(48)                Member of the      Investments (registered investment
                    Audit and          adviser) from 1996 to present
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                       POSITION(S)                                                 PORTFOLIOS IN
                        HELD WITH                                                       FUND
                       THE TRUST,                                                     COMPLEX
  NAME, ADDRESS      TERM OF OFFICE                                                   OVERSEEN
    AND AGE OF        AND LENGTH OF             PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED                DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                    Governance
                    and Nominating
                    Committees
                    from 2005 to
                    present.
----------------------------------------------------------------------------------------------------------------------
Patrick T.          Trustee from       Chief Executive Officer of Par                   157        None
McCarville (66)     1997 to present;   Industries, Inc., d/b/a Par Leasing from
                    Chairman of the    1977 to present
                    Governance
                    and Nominating
                    Committee
                    from 1997 to
                    present; and
                    Member of the
                    Audit
                    Committee
                    from 1997 to
                    present.
----------------------------------------------------------------------------------------------------------------------
Roger Somers (64)   Trustee from       Founder and Chief Executive Officer              157        None
                    1993 to present;   of Arrow Limousine from 1965 to
                    and Member of      present
                    the Audit and
                    Governance
                    and Nominating
                    Committees
                    from 1995 to
                    present.
----------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
----------------------------------------------------------------------------------------------------------------------
Nick Bonos (45)     Vice President     Senior Vice President of Fund                    157        Not Applicable
                    and Treasurer      Services of PADCO Advisors, Inc.
                    from 2003 to       from August 2006 to present; Senior
                    present.           Vice President of Rydex Fund
                                       Services, Inc. from December 2003 to
                                       August 2006; Vice President of
                                       Accounting, Rydex Fund Services,
                                       Inc. from 2001 to 2003; and Chief
                                       Financial Officer and Manager of
                                       Rydex Specialized Products, LLC
                                       from September 2005 to present
----------------------------------------------------------------------------------------------------------------------
Joanna M.           Chief              Chief Compliance Officer of PADCO                157        Not Applicable
Haigney (41)        Compliance         Advisors, Inc. and PADCO Advisors
                    Officer from       II, Inc. from May 2005 to present and
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                       POSITION(S)                                                 PORTFOLIOS IN
                        HELD WITH                                                       FUND
                       THE TRUST,                                                     COMPLEX
  NAME, ADDRESS      TERM OF OFFICE                                                   OVERSEEN
    AND AGE OF        AND LENGTH OF             PRINCIPAL OCCUPATION(S)             BY TRUSTEE/    OTHER DIRECTORSHIPS
 TRUSTEE/OFFICER       TIME SERVED                DURING PAST 5 YEARS                 OFFICER        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                    2004 to present;   Rydex Capital Partners I, LLC and
                    and Secretary      Rydex Capital Partners II, LLC from
                    from 2000 to       August 2006 to April 2007; Vice
                    present.           President of Compliance of PADCO
                                       Advisors, Inc. from August 2006 to
                                       present; Assistant Secretary of Rydex
                                       Distributors, Inc. from December
                                       2001 to December 2003; and Vice
                                       President of Rydex Distributors, Inc.
                                       from December 2003 to May 2004
                                       and Rydex Fund Services, Inc. from
                                       December 2001 to August 2006
----------------------------------------------------------------------------------------------------------------------
Joseph Arruda       Assistant          Vice President of PADCO Advisors,                157        Not Applicable
(41)                Treasurer from     Inc. and PADCO Advisors II, Inc.
                    2006 to present.   from 2004 to present; Director of
                                       Accounting of PADCO Advisors, Inc.
                                       and PADCO Advisors II, Inc. from
                                       2003 to 2004; Vice President of
                                       Mutual Funds, State Street Bank &
                                       Trust from 2000 to 2003
----------------------------------------------------------------------------------------------------------------------
Paula Billos (34)   Controller from    Director of Fund Administration of               157        Not Applicable
                    2006 to present.   PADCO Advisors, Inc. and PADCO
                                       Advisors II, Inc. from 2001 to present
----------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

GOVERNANCE AND NOMINATING COMMITTEE. The Board has a standing Governance and Nominating Committee that is composed of each of the independent trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Governance and Nominating Committee is to identify, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Governance and Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee met once twice during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. With the exception of those Funds listed below, none of the Trustees beneficially owned shares of the Funds as of December 31, 2007. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

-------------------------------------------------------------------------------------------------------
                                                                                     AGGREGATE DOLLAR
                                                                                    RANGE OF SHARES IN
                                                                                     ALL RYDEX FUNDS
                                                            DOLLAR RANGE OF FUND   OVERSEEN BY TRUSTEE
        NAME                        FUND NAME                    SHARES 1                  1,2
-------------------------------------------------------------------------------------------------------
                                         INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------
Michael P. Byrum         Absolute Return Strategies Fund     $50,001 - $100,000       Over $100,000
                                Hedged Equity Fund           $10,001 - $50,000
-------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur      Absolute Return Strategies Fund     $10,001 - $50,000
                           International Rotation Fund       $10,001 - $50,000        Over $100,000
                            Multi-Cap Core Equity Fund       $50,001 - $100,000
                               Sector Rotation Fund          $10,001 - $50,000
-------------------------------------------------------------------------------------------------------
                                         INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------

Corey A. Colehour              Basic Materials Fund             $1 - $10,000
                              Energy Services Funds             $1 - $10,000
                                  Internet Fund                 $1 - $10,000
                              Large-Cap Growth Fund          $10,001 - $50,000       $50,001-$100,000
                               Mid-Cap Growth Fund           $10,001 - $50,000
                               Sector Rotation Fund             $1 - $10,000
                              Small-Cap Growth Fund          $10,001 - $50,000
-------------------------------------------------------------------------------------------------------
J. Kenneth Dalton       U.S. Government Money Market Fund    $10,001 - $50,000       $10,001-$50,000
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                     AGGREGATE DOLLAR
                                                                                    RANGE OF SHARES IN
                                                                                     ALL RYDEX FUNDS
                                                            DOLLAR RANGE OF FUND   OVERSEEN BY TRUSTEE
        NAME                        FUND NAME                    SHARES 1                  1,2
-------------------------------------------------------------------------------------------------------
John O. Demaret                  Technology Fund               Over $100,000          Over $100,000
-------------------------------------------------------------------------------------------------------
Thomas F. Lydon                        None                         None                   None
-------------------------------------------------------------------------------------------------------
Werner E. Keller        U.S. Government Money Market Fund      Over $100,000          Over $100,000
-------------------------------------------------------------------------------------------------------
Patrick T. McCarville            NASDAQ-100(R) Fund               $1 - $10,000       $50,001-$100,000
                                    Nova Fund                $10,001 - $50,000
                               Sector Rotation Fund          $50,001 - $100,000
-------------------------------------------------------------------------------------------------------
Roger J. Somers                    Energy Fund               $50,001 - $100,000
                               Energy Services Fund            Over $100,000
                           International Rotation Fund       $10,001 - $50,000
                            Mid-Cap 1.5x Strategy Fund         Over $100,000          Over $100,000
                               Mid-Cap Growth Fund           $10,001 - $50,000
                                    Nova Fund                  Over $100,000
                         Russell 2000 1.5x Strategy Fund     $50,001 - $100,000
                               Sector Rotation Fund          $50,001 - $100,000
                        U.S. Government Money Market Fund       $1 - $10,000
-------------------------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2007.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD COMPENSATION. - The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2008 [BOARD COMPENSATION FOR THE FISCAL YEAR ENDED MARCH 31, 2008 TO BE PROVIDED BY AMENDMENT]:

--------------------------------------------------------------------------------------------------
                                                PENSION OR                               TOTAL
                            AGGREGATE       RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                        COMPENSATION FROM   ACCRUED AS PART OF      BENEFITS UPON      FROM FUND
   NAME OF TRUSTEE            TRUST          TRUST'S EXPENSES        RETIREMENT        COMPLEX *
--------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
--------------------------------------------------------------------------------------------------
Michael P. Byrum            $       0               $ 0                 $ 0            $       0
--------------------------------------------------------------------------------------------------
Carl G. Verboncoeur         $       0               $ 0                 $ 0            $       0
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------
Corey A. Colehour           $   _____               $ 0                 $ 0            $ _______
--------------------------------------------------------------------------------------------------
J. Kenneth Dalton           $________               $ 0                 $ 0            $________
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                PENSION OR                               TOTAL
                            AGGREGATE       RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                        COMPENSATION FROM   ACCRUED AS PART OF      BENEFITS UPON      FROM FUND
   NAME OF TRUSTEE            TRUST          TRUST'S EXPENSES        RETIREMENT        COMPLEX *
--------------------------------------------------------------------------------------------------
John O. Demaret             $________               $ 0                 $ 0            $________
--------------------------------------------------------------------------------------------------
Werner E. Keller            $________               $ 0                 $ 0            $________
--------------------------------------------------------------------------------------------------
Thomas F. Lydon             $________               $ 0                 $ 0            $________
--------------------------------------------------------------------------------------------------
Patrick T. McCarville       $________               $ 0                 $ 0            $________
--------------------------------------------------------------------------------------------------
Roger J. Somers             $________               $ 0                 $ 0            $ _______
--------------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are Interested Trustees, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). The Sub-Advisor has adopted its own Code of Ethics (the "Sub-Advisor's Code of Ethics") pursuant to Rule 17j-1, and the Sub-Advisor's Code of Ethics applies to the personal investing activities of the Sub-Advisor's access persons. Rule 17j-1, the Code of Ethics, and the Sub-Advisor's Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics and the Sub-Advisor's Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISOR AND THE ADVISORY AGREEMENTS

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments.

On January 18, 2008, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") acquired Rydex Holdings, Inc., the Advisor's parent company, together with several other Rydex entities. As a result, the Advisor has undergone a change of control and is now a subsidiary of Security Benefit. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

Pursuant to investment advisory agreements with the Advisor, dated January 18, 2008 (each an "Advisory Agreement" and together, the "Advisory Agreements"), the Advisor serves as the investment adviser for the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general provision and control of the Board and the officers of the Trust. As of July 1, 2008, net assets under management of the Advisor and its affiliates were approximately $___ billion. Pursuant to the Advisory Agreements, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. Through August 1, 2009, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% per annum of the average monthly net assets of the A-Class and H-Class Shares of the Fund and 1.95% per annum of the average monthly net assets of the C-Class Shares of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2009, except with the approval of the Board. There is no guarantee that the contractual fee waiver will continue beyond August 1, 2009. The
Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following advisory fees to the Advisor [2008 NUMBERS TO BE PROVIDED BY AMENDMENT]:

---------------------------------------------------------------------------------------------------------------------------
                                           FUND                      ADVISORY FEES     ADVISORY FEES    ADVISORY FEES PAID
                                         INCEPTION                  PAID FOR FISCAL   PAID FOR FISCAL     FOR FISCAL YEAR
FUND NAME                                  DATE      ADVISORY FEE   YEAR ENDED 2006   YEAR ENDED 2007       ENDED 2008
---------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund            2/20/2004       0.90%        $  122,440        $  268,708            $_____
---------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy Fund       9/3/1998       0.90%        $1,804,546*       $1,603,243*           $_____
---------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)  Strategy Fund   2/20/2004       0.90%        $  480,862        $1,033,413            $_____
---------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund             1/7/1994       0.90%        $4,075,474*       $4,211,861*           $_____
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund               8/16/2001       0.90%        $  725,595        $  525,676            $_____
---------------------------------------------------------------------------------------------------------------------------
Multi-Cap Core
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                       ADVISORY       ADVISORY FEES     ADVISORY FEES
                                                FUND                 FEES PAID FOR   PAID FOR FISCAL   PAID FOR FISCAL
                                             INCEPTION   ADVISORY     FISCAL YEAR       YEAR ENDED        YEAR ENDED
FUND NAME                                      DATE         FEE        ENDED 2006          2007              2008
----------------------------------------------------------------------------------------------------------------------
Equity Fund***                               9/23/2002     0.90%      $   750,945       $   489,471         $ _____
-----------------------------------------------------------------------------------------------------------------------
Nova Fund                                    7/12/1993     0.75%      $ 2,226,492*      $ 1,719,438*        $ _____
-----------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                           2/14/1994     0.75%      $ 7,265,148       $ 5,348,630         $ _____
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                          6/1/2006     0.75%               **       $    60,560         $ _____
-----------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund           11/1/2000     0.90%      $ 1,532,901       $   960,601         $ _____
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                  6/1/2006     0.75%               **       $    90,508         $ _____
-----------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                         3/22/2002     0.90%      $ 1,779,379       $ 3,152,003         $ _____
-----------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                        2/20/2004     0.75%      $   322,187       $   282,005         $ _____
-----------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                         2/20/2004     0.75%      $   435,677       $ 1,298,799         $ _____
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                          2/20/2004     0.75%      $   594,267       $   201,402         $ _____
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                           2/20/2004     0.75%      $   757,243       $   326,530         $ _____
-----------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                        2/20/2004     0.75%      $   476,755       $   234,482         $ _____
-----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                         2/20/2004     0.75%      $   553,752       $   288,899         $ _____
-----------------------------------------------------------------------------------------------------------------------
Banking Fund                                  4/1/1998     0.85%      $    90,465       $   121,210         $ _____
-----------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                          4/1/1998     0.85%      $   301,919       $   359,658         $ _____
-----------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                            4/1/1998     0.85%      $ 1,227,637       $   840,080         $ _____
-----------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                        7/6/1998     0.85%      $   261,171       $   378,535         $ _____
-----------------------------------------------------------------------------------------------------------------------
Electronics Fund                              4/1/1998     0.85%      $   429,641       $   275,192         $ _____
-----------------------------------------------------------------------------------------------------------------------
Energy Fund                                  4/21/1998     0.85%      $ 1,400,241       $ 1,070,459         $ _____
-----------------------------------------------------------------------------------------------------------------------
Energy Services Fund                          4/1/1998     0.85%      $ 1,415,125       $ 1,476,202         $ _____
-----------------------------------------------------------------------------------------------------------------------
Financial Services Fund                       4/2/1998     0.85%      $   303,602       $   406,806         $ _____
-----------------------------------------------------------------------------------------------------------------------
Health Care Fund                             4/17/1998     0.85%      $   755,010       $   586,043         $ _____
-----------------------------------------------------------------------------------------------------------------------
Internet Fund                                 4/6/2000     0.85%      $   152,710       $   155,611         $ _____
-----------------------------------------------------------------------------------------------------------------------
Leisure Fund                                  4/1/1998     0.85%      $   179,516       $   270,721         $ _____
-----------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                         12/1/1993     0.75%      $ 1,536,532       $ 1,641,503         $ _____
-----------------------------------------------------------------------------------------------------------------------
Retailing Fund                                4/1/1998     0.85%      $   175,155       $   138,347         $ _____
-----------------------------------------------------------------------------------------------------------------------
Technology Fund                              4/14/1998     0.85%      $   357,577       $   331,368         $ _____
-----------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                       4/1/1998     0.85%      $   161,381       $   246,756         $ _____
-----------------------------------------------------------------------------------------------------------------------
Transportation Fund                           4/2/1998     0.85%      $   329,596       $   315,775         $ _____
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                         ADVISORY       ADVISORY FEES     ADVISORY FEES
                                                FUND                   FEES PAID FOR   PAID FOR FISCAL   PAID FOR FISCAL
                                             INCEPTION   ADVISORY       FISCAL YEAR       YEAR ENDED        YEAR ENDED
FUND NAME                                      DATE         FEE          ENDED 2006         2007               2008
------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                4/3/2000     0.85%       $    466,642      $   462,211         $ _____
------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                    5/8/2000     0.90%       $    507,913      $   796,962         $ _____
------------------------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                        2/22/2008    0.75%                 **               **         $ _____
------------------------------------------------------------------------------------------------------------------------
International Rotation Fund                  8/31/2007     0.90%                 **               **         $ _____
------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund       1/3/1994     0.50%       $    587,542      $   563,994         $ _____
------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund    3/3/1995     0.90%       $ 18,373,376*     $ 9,286,719*        $ _____
------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                     4/15/2007     0.75%                 **               **         $ _____
------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund             4/15/2007     0.75%                 **               **         $ _____
------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund              9/19/2005     1.15%       $    105,792      $ 1,992,108         $ _____
------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                      5/25/05     0.75%       $    150,839      $   351,996         $ _____
------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund          5/25/05     0.90%       $     90,743      $   197,221         $ _____
------------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund              5/25/05     0.90%       $    189,120      $ 1,300,330         $ _____
------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                           9/19/2005     1.15%       $     58,154      $   414,760         $ _____
------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                             2/20/2004     0.85%       $    278,357      $   449,638         $ _____
------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund        6/30/2006     0.00%****             **             ****         $ _____
------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund            6/30/2006     0.00%****             **             ****         $ _____
------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund          6/30/2006     0.00%****             **             ****         $ _____
------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund            12/1/1993     0.50%        $ 7,266,999      $ 6,601,467         $ _____
------------------------------------------------------------------------------------------------------------------------

   * Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the advisory fees were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

  **  Not in operation for the period indicated.

 *** The Multi-Cap Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the "basic fee") equal to 0.70% of the Multi-Cap Core Equity Fund's average daily net assets, and the second component is a performance fee adjustment. The Multi-Cap Core Equity Fund's fee structure is described below.

**** The Advisor receives an investment advisory fee for managing the Underlying Funds. The Underlying Funds pay a monthly investment advisory fee to the Advisor for its services. The fee is based on the average daily net assets of each Underlying Fund and calculated at an annual rate for each Underlying Fund. For more information regarding the Underlying Funds' investment advisory fees and expense limitations, please see the Underlying Funds' prospectuses and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the Underlying Funds and, as shareholders of those Underlying Funds, indirectly bear a proportionate share of those Underlying Funds' advisory fees.

The Multi-Cap Core Equity Fund's basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000(R) Index (the "Index") for this purpose. The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%. A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Multi-Cap Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee.

PERFORMANCE ADJUSTMENT EXAMPLE. The following hypothetical example illustrates the application of the performance adjustment. For purposes of the example, any dividends and capital gain distributions paid by the Multi-Cap Core Equity Fund are treated as if reinvested in shares of the Multi-Cap Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

                                    Fund's      Index's            Fund's
For the rolling 12-month          investment   cumulative   performance relative
Performance period               Performance     Change          to the Index
------------------------         -----------   ----------   --------------------

January 1                           $50.00       100.00
December 31                         $55.25       110.20
Absolute change                    +$ 5.25     +$ 10.20
Actual change                       +10.50%      +10.20%           +0.30%

Based on these assumptions, the Multi-Cap Core Equity Fund calculates the Advisor's management fee rate for the last month of the performance period as follows:

      o The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund's average daily net assets for the month. This results in the dollar amount of the basic fee.

      o The +0.30% difference between the performance of the Multi-Cap Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

      o The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

      o The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Multi-Cap Core Equity Fund's performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Multi-Cap Core Equity Fund and the record of the Index, the controlling factor is not whether the Multi-Cap Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Multi-Cap Core Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Multi-Cap Core Equity Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Multi-Cap Core Equity Fund's performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Multi-Cap Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Multi-Cap Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

THE SUB-ADVISOR AND THE SUB-ADVISORY AGREEMENT

Under an investment sub-advisory agreement dated January 18, 2008, between the Advisor and the Sub-Advisor, Valu-Trac Investment Management Limited ("Valu-Trac"), serves as investment sub-adviser to the International Rotation Fund and is responsible for providing an investment model for use by the Advisor in managing the International Rotation Fund's portfolio, and other investment advice as requested. Valu-Trac, located at Mains of Orton Fochabers, Moray, Scotland IV32 7QE, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. Valu-Trac, a limited liability company formed in England, is a wholly-owned subsidiary of Valu-Trac Limited, and focuses on worldwide market values and central bank monetary developments. Valu-Trac was established in 1989 and provides investment and currency management services on a discretionary and non-discretionary basis to its clients that chiefly consist of institutional investors in the United Kingdom, North America, Australia and the Far East, the Middle East and Continental Europe. As of July 1, 2008, the Sub-Advisor managed approximately $___ million in assets.

For its services as investment sub-adviser, Valu-Trac is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.35% of the International Rotation Fund's average daily net assets. In addition to providing sub-advisory services, the Sub-Advisor and its affiliates may provide shareholder and sales support services on behalf of the International Rotation Fund.

The continuance of the Advisory Agreements and the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreements, Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each of the Advisory Agreements and Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each of the Advisory Agreements and Sub-Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows: ["OTHER ACCOUNTS" INFORMATION TO BE PROVIDED AND FILED BY AMENDMENT.]

-----------------------------------------------------------------------------------------------------
                        REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                             COMPANIES 1,2              VEHICLES 1              OTHER ACCOUNTS 1
                      -------------------------------------------------------------------------------
                       NUMBER
                         OF                       NUMBER OF                  NUMBER OF
       NAME           ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS
-----------------------------------------------------------------------------------------------------
Michael P. Byrum
-----------------------------------------------------------------------------------------------------
Michael Dellapa
--------------------------------------------------------------------------------------------------
Ryan Harder
--------------------------------------------------------------------------------------------------
Douglas Holmes
-----------------------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2008.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core

      Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $___ million in assets under management as of March 31, 2008.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by three components. The first component is a comparison of the portfolio manager's Fund performance, calculated on a pre-tax basis relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Funds managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by each Fund, see "More Information About the Funds - Benchmarks and Investment Methodology" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The second component used to determine the discretionary bonus is based on the Advisor's overall profitability as measured by its profit margin and assets under management. The third component used to determine the discretionary bonus is based on a number of more subjective, but equally important, factors, including a portfolio manager's enhancements to existing products, creation of new products and concepts, support of sales, marketing, and client service, and contributions to the advancement of the organization as a whole.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. ["FUND SHARES" INFORMATION TO BE PROVIDED BY AND FILED BY AMENDMENT]

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                FUND NAME          DOLLAR RANGE OF SHARES OWNED
--------------------------------------------------------------------------------
Michael P. Byrum
--------------------------------------------------------------------------------
Michael Dellapa
--------------------------------------------------------------------------------
Ryan Harder
--------------------------------------------------------------------------------
Douglas Holmes
--------------------------------------------------------------------------------

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds, which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

For the fiscal years ended March 31, 2006, 2007 and 2008, the Funds paid the following service fees to the Servicer [2008 NUMBERS TO BE PROVIDED BY AMENDMENT]:

-------------------------------------------------------------------------------------------------------
                                                   ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                                    SERVICE FEES      SERVICE FEES    SERVICE FEES PAID
                                        FUND      PAID FOR FISCAL   PAID FOR FISCAL    FOR FISCAL YEAR
                                      INCEPTION      YEAR ENDED        YEAR ENDED           ENDED
FUND NAME                               DATE           2006               2007              2008
-------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund         2/20/2004     $   34,011         $   74,641          $_____
-------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy
Fund                                   9/3/1998     $  501,190         $  445,126          $_____
-------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy
Fund                                  2/20/2004     $  133,573         $  287,059          $_____
-------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund          1/7/1994     $1,131,698         $1,169,307          $_____
-------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund            8/16/2001     $  201,554         $  146,021          $_____
-------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund            9/23/2002     $  208,961         $  196,779          $_____
-------------------------------------------------------------------------------------------------------
Nova Fund                             7/12/1993     $  741,920         $  572,813          $_____
-------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                    2/14/1994     $2,421,716         $1,782,877          $_____
-------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                   6/1/2006          *             $   20,187          $_____
-------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund    11/1/2000     $  425,806         $  266,834          $_____
-------------------------------------------------------------------------------------------------------
S&P 500 Fund                           6/1/2006          *             $   30,169          $_____
-------------------------------------------------------------------------------------------------------
Sector Rotation Fund                  3/22/2002     $  494,272         $  875,556          $_____
-------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                 2/20/2004     $  107,396         $   94,002          $_____
-------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  2/20/2004     $  145,225         $  432,933          $_____
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                   ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                                    SERVICE FEES      SERVICE FEES    SERVICE FEES PAID
                                        FUND      PAID FOR FISCAL   PAID FOR FISCAL    FOR FISCAL YEAR
                                      INCEPTION      YEAR ENDED        YEAR ENDED           ENDED
FUND NAME                               DATE           2006               2007              2008
-------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                   2/20/2004     $  198,089         $   67,134          $_____
-------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                    2/20/2004     $  252,414         $  108,843          $_____
-------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                 2/20/2004     $  158,918         $   78,161          $_____
-------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  2/20/2004     $  184,584         $   96,300          $_____
-------------------------------------------------------------------------------------------------------
Banking Fund                           4/1/1998     $   26,607         $   35,650          $_____
-------------------------------------------------------------------------------------------------------
Basic Materials Fund                   4/1/1998     $   88,800         $  105,782          $_____
-------------------------------------------------------------------------------------------------------
Biotechnology Fund                     4/1/1998     $  361,070         $  247,082          $_____
-------------------------------------------------------------------------------------------------------
Consumer Products Fund                 7/6/1998     $   76,815         $  111,334          $_____
-------------------------------------------------------------------------------------------------------
Electronics Fund                       4/1/1998     $  126,365         $   80,939          $_____
-------------------------------------------------------------------------------------------------------
Energy Fund                           4/21/1998     $  411,836         $  314,841          $_____
-------------------------------------------------------------------------------------------------------
Energy Services Fund                   4/1/1998     $  416,213         $  434,177          $_____
-------------------------------------------------------------------------------------------------------
Financial Services Fund                4/2/1998     $   89,295         $  119,649          $_____
-------------------------------------------------------------------------------------------------------
Health Care Fund                      4/17/1998     $  222,062         $  172,365          $_____
-------------------------------------------------------------------------------------------------------
Internet Fund                          4/6/2000     $   44,915         $   45,768          $_____
-------------------------------------------------------------------------------------------------------
Leisure Fund                           4/1/1998     $   52,799         $   79,624          $_____
-------------------------------------------------------------------------------------------------------
Precious Metals Fund                  12/1/1993     $  512,177         $  547,168          $_____
-------------------------------------------------------------------------------------------------------
Retailing Fund                         4/1/1998     $   51,516         $   40,690          $_____
-------------------------------------------------------------------------------------------------------
Technology Fund                       4/14/1998     $  105,170         $   97,461          $_____
-------------------------------------------------------------------------------------------------------
Telecommunications Fund                4/1/1998     $   47,465         $   72,575          $_____
-------------------------------------------------------------------------------------------------------
Transportation Fund                    4/2/1998     $   96,940         $   92,875          $_____
-------------------------------------------------------------------------------------------------------
Utilities Fund                         4/3/2000     $  137,247         $  135,944          $_____
-------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund             5/8/2000     $  141,087         $  221,379          $_____
-------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund                2/22/2008          *                  *              $_____
-------------------------------------------------------------------------------------------------------
International Rotation Fund           8/31/2007          *                  *              $_____
-------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x
Strategy Fund                          1/3/1994     $  235,017         $  225,598          $_____
-------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                          3/3/1995     $5,101,707         $2,278,030          $_____
-------------------------------------------------------------------------------------------------------
High Yield Strategy Fund              4/15/2007          *                  *              $_____
-------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund      4/15/2007          *                  *              $_____
-------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund**     9/19/2005         **                  **             $_____
-------------------------------------------------------------------------------------------------------
Commodities Strategy Fund             5/25/2005     $   50,280         $  117,332          $_____
-------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy  Fund                        5/25/2005     $   25,206         $   54,784          $_____
-------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund     5/25/2005     $   52,533         $  361,203          $_____
-------------------------------------------------------------------------------------------------------
Hedged Equity Fund                    9/19/2005         **                  **             $_____
-------------------------------------------------------------------------------------------------------
Real Estate Fund                      2/20/2004     $   81,870         $  132,246          $_____
-------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative
Fund                                  6/30/3006          *                 ***             $_____
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                   ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                                    SERVICE FEES      SERVICE FEES    SERVICE FEES PAID
                                        FUND      PAID FOR FISCAL   PAID FOR FISCAL    FOR FISCAL YEAR
                                      INCEPTION      YEAR ENDED        YEAR ENDED           ENDED
FUND NAME                               DATE           2006               2007              2008
-------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund     6/30/3006          *                 ***             $_____
-------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive
Fund                                  6/30/3006          *                 ***             $_____
-------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund     12/1/1993     $2,906,800         $2,640,587          $_____
-------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent
(0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2006, 2007, and 2008, the Funds paid the following accounting service fees to the Servicer [2008 NUMBERS TO BE PROVIDED BY AMENDMENT]:

-----------------------------------------------------------------------------------------------------------
                                                      ACCOUNTING          ACCOUNTING          ACCOUNTING
                                                  SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                   FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                      FUND              ENDED               ENDED                ENDED
FUND NAME                        INCEPTION DATE         2006                2007                 2008
-----------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund      2/20/2004           $ 13,605            $ 29,856            $_____
-----------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R)
Strategy Fund                       9/3/1998           $200,132            $177,663            $_____
-----------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)
Strategy Fund                      2/20/2004           $ 53,429            $114,824            $_____
-----------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund       1/7/1994           $401,636            $403,674            $_____
-----------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund         8/16/2001           $ 80,622            $ 58,408            $_____
-----------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund         9/23/2002           $ 83,584            $ 78,712            $_____
-----------------------------------------------------------------------------------------------------------
Nova Fund                          7/12/1993           $285,310            $227,366            $_____
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                      ACCOUNTING          ACCOUNTING          ACCOUNTING
                                                  SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                   FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                      FUND              ENDED               ENDED                ENDED
FUND NAME                        INCEPTION DATE         2006                2007                 2008
-----------------------------------------------------------------------------------------------------------
NASDAQ-100(R) Fund                 2/14/1994           $629,957            $541,188            $_____
-----------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                6/1/2006               *               $  8,075            $_____
-----------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy
Fund                               11/1/2000           $170,131            $106,733            $_____
-----------------------------------------------------------------------------------------------------------
S&P 500 Fund                        6/1/2006               *               $ 12,068            $_____
-----------------------------------------------------------------------------------------------------------
Sector Rotation Fund               3/22/2002           $193,592            $324,995            $_____
-----------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund              2/20/2004           $ 42,958            $ 37,601            $_____
-----------------------------------------------------------------------------------------------------------
Large-Cap Value Fund               2/20/2004           $ 58,090            $172,985            $_____
-----------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                2/20/2004           $ 79,236            $ 26,854            $_____
-----------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                 2/20/2004           $100,966            $ 43,537            $_____
-----------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund              2/20/2004           $ 63,567            $ 31,264            $_____
-----------------------------------------------------------------------------------------------------------
Small-Cap Value Fund               2/20/2004           $ 73,834            $ 38,520            $_____
-----------------------------------------------------------------------------------------------------------
Banking Fund                        4/1/1998           $ 10,643            $ 14,260            $_____
-----------------------------------------------------------------------------------------------------------
Basic Materials Fund                4/1/1998           $ 35,520            $ 42,313            $_____
-----------------------------------------------------------------------------------------------------------
Biotechnology Fund                  4/1/1998           $144,428            $ 98,833            $_____
-----------------------------------------------------------------------------------------------------------
Consumer Products Fund              7/6/1998           $ 30,726            $ 44,534            $_____
-----------------------------------------------------------------------------------------------------------
Electronics Fund                    4/1/1998           $ 50,546            $ 32,375            $_____
-----------------------------------------------------------------------------------------------------------
Energy Fund                        4/21/1998           $164,734            $125,936            $_____
-----------------------------------------------------------------------------------------------------------
Energy Services Fund                4/1/1998           $165,826            $173,278            $_____
-----------------------------------------------------------------------------------------------------------
Financial Services Fund             4/2/1998           $ 35,718            $ 47,860            $_____
-----------------------------------------------------------------------------------------------------------
Health Care Fund                   4/17/1998           $ 88,835            $ 68,946            $_____
-----------------------------------------------------------------------------------------------------------
Internet Fund                       4/6/2000           $ 17,966            $ 18,307            $_____
-----------------------------------------------------------------------------------------------------------
Leisure Fund                        4/1/1998           $ 21,119            $ 31,850            $_____
-----------------------------------------------------------------------------------------------------------
Precious Metals Fund               12/1/1993           $204,551            $217,752            $_____
-----------------------------------------------------------------------------------------------------------
Retailing Fund                      4/1/1998           $ 20,606            $ 16,276            $_____
-----------------------------------------------------------------------------------------------------------
Technology Fund                    4/14/1998           $ 42,068            $ 38,984            $_____
-----------------------------------------------------------------------------------------------------------
Telecommunications Fund             4/1/1998           $ 18,986            $ 29,030            $_____
-----------------------------------------------------------------------------------------------------------
Transportation Fund                 4/2/1998           $ 38,776            $ 37,150            $_____
-----------------------------------------------------------------------------------------------------------
Utilities Fund                      4/3/2000           $ 54,899            $ 54,378            $_____
-----------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund          5/8/2000           $ 56,435            $ 88,551            $_____
-----------------------------------------------------------------------------------------------------------
Japan 2x Strategy Fund             2/22/2008             *                   *                $_____
-----------------------------------------------------------------------------------------------------------
International Rotation Fund        8/31/2007              *                   *                $_____
-----------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x
Strategy Fund                       1/3/1994           $117,508            $112,799            $_____
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                      ACCOUNTING          ACCOUNTING          ACCOUNTING
                                                  SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                   FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                      FUND              ENDED               ENDED                ENDED
FUND NAME                        INCEPTION DATE         2006                2007                 2008
-----------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                       3/3/1995           $951,556            $642,519            $_____
-----------------------------------------------------------------------------------------------------------
High Yield Strategy Fund           4/15/2007              *                   *                $_____
-----------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy
Fund                               4/15/2007              *                   *                $_____
-----------------------------------------------------------------------------------------------------------
Absolute Return Strategies
Fund**                             9/19/2005              **                  **               $_____
-----------------------------------------------------------------------------------------------------------
Commodities Strategy Fund          5/25/2005           $ 20,112            $ 46,933            $_____
-----------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy Fund                      5/25/2005           $ 10,083            $ 21,913            $_____
-----------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy
Fund                               5/25/2005           $ 21,013            $144,481            $_____
-----------------------------------------------------------------------------------------------------------
Hedged Equity Fund                 9/19/2005              **                  **               $_____
-----------------------------------------------------------------------------------------------------------
Real Estate Fund                   2/20/2004           $ 32,748            $ 52,899            $_____
-----------------------------------------------------------------------------------------------------------
Essential Portfolio
Conservative Fund                  6/30/2006              *                  ***               $_____
-----------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate
Fund                               6/30/2006              *                  ***               $_____
-----------------------------------------------------------------------------------------------------------
Essential Portfolio
Aggressive Fund                    6/30/2006              *                  ***               $_____
-----------------------------------------------------------------------------------------------------------
U.S. Government Money Market
Fund                               12/1/1993           $775,371            $732,665            $_____
-----------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund that offers Advisor Class Shares has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to 0.25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Essential Portfolio Funds, however, will generally not pay distribution fees to the Distributor.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's (except for the Essential Portfolio Funds) and 0.75% of each Essential Portfolio Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's (except for the Essential Portfolio Funds) and 0.50% of each Essential Portfolio Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

In addition, each Essential Portfolio Fund invests in A-Class Shares of the Underlying Funds and the Underlying Funds have adopted the A-Class Distribution Plan discussed above. Under the A-Class Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Underlying Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of each Fund's assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Funds under the C-Class Distribution and Shareholder Servicing Plan and from the Underlying Funds under the A-Class Distribution Plan.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund that offers H-Class Shares has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2008, the Funds paid the following fees pursuant to the plans described above [2008 NUMBERS TO BE PROVIDED BY AMENDMENT]:

-------------------------------------------------------------------------------------
                                         ADVISOR
                              FUND        CLASS      A-CLASS     C-CLASS     H-CLASS
                            INCEPTION    (0.25%      (0.25%       (1.00%     (0.25%
FUND NAME                     DATE      12b-1 FEE)  12b-1 FEE)  12b-1 FEE)  12b-1 FEE)
-------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy
Fund                        2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Inverse NASDAQ-100(R)
Strategy Fund                9/3/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Inverse Russell 2000(R)
Strategy Fund               2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Inverse S&P 500
Strategy Fund                1/7/1994    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy
Fund                        8/16/2001    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Multi-Cap Core Equity
Fund                        9/23/2002    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Nova Fund                   7/12/1993    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
NASDAQ-100(R) Fund          2/14/1994    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Russell 2000(R) Fund         6/1/2006    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Russell 2000(R) 1.5x
Strategy Fund               11/1/2000    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
S&P 500 Fund                 6/1/2006    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Sector Rotation Fund        3/22/2002    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Large-Cap Growth Fund       2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Large-Cap Value Fund        2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Mid-Cap Growth Fund         2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Mid-Cap Value Fund          2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Small-Cap Growth Fund       2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Small-Cap Value Fund        2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Banking Fund                 4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Basic Materials Fund         4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                         ADVISOR
                              FUND        CLASS      A-CLASS     C-CLASS     H-CLASS
                            INCEPTION    (0.25%      (0.25%       (1.00%     (0.25%
FUND NAME                     DATE      12b-1 FEE)  12b-1 FEE)  12b-1 FEE)  12b-1 FEE)
-------------------------------------------------------------------------------------
Biotechnology Fund           4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Consumer Products Fund       7/6/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Electronics Fund             4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Energy Fund                 4/21/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Energy Services Fund         4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Financial Services Fund      4/2/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Health Care Fund            4/17/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Internet Fund                4/6/2000    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Leisure Fund                 4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Precious Metals Fund        12/1/1993    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Retailing Fund               4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Technology Fund             4/14/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Telecommunications
Fund                         4/1/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Transportation Fund          4/2/1998    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Utilities Fund               4/3/2000    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Europe 1.25x Strategy
Fund                         5/8/2000    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Japan 2x Strategy Fund      2/22/2008    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
International Rotation
Fund                        8/31/2007    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Government Long Bond
1.2x Strategy Fund           1/3/1994    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Inverse Government Long
Bond Strategy Fund           3/3/1995    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
High Yield Strategy Fund    4/15/2007    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Inverse High Yield
Strategy Fund               4/15/2007    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Absolute Return
Strategies Fund**           9/19/2005    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Commodities Strategy
Fund                        5/24/2005    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy Fund               5/24/2005    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Weakening Dollar 2x
Strategy Fund               5/24/2005    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Hedged Equity Fund**        9/19/2005    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Real Estate Fund            2/20/2004    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Essential  Portfolio
Conservative Fund***        6/30/2006    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Essential Portfolio
Moderate Fund***            6/30/2006    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
Essential Portfolio
Aggressive Fund***          6/30/2006    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------
U.S. Government Money
Market Fund                 12/1/1993    $_______    $_______    $_______    $_______
-------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of May 1, 2008 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds. [PRINCIPAL HOLDERS OF SECURITIES INFORMATION TO BE PROVIDED BY AMENDMENT]

--------------------------------------------------------------------------------
A-CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
C-CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
H-CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

Each Essential Portfolio Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, the Commodities Strategy Fund will regularly value its investments in structured notes at fair value and other investments at market prices.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective underlying indices. The Nikkei 225 Stock Average is determined in the early morning (2:00 a.m., U.S. Eastern Time) prior to the opening of the NYSE. The Dow Jones STOXX 50 Index(SM) is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fixed Income Funds,

Absolute Return Strategies Fund, and Hedged Equity Fund which are traded on the Chicago Board of Trade (the "CBOT") are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund in those CBOT-traded portfolio securities; (ii) the time of the close of the CBOT Evening Session; or
(iii) the last price reported by an independent pricing service before the calculation of the Fixed Income Funds', Absolute Return Strategies Fund's, or Hedged Equity Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fixed Income Funds, Absolute Return Strategies Fund, or Hedged Equity Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund, or Hedged Equity Fund will be the mean of the bid and asked prices for these CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S.

Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The  Money  Market  Fund  may  only  purchase  "Eligible  Securities."  Eligible
Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day, and as of May 27, 2008, the U.S. Government bond market will likely close early the business day before all holidays, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

-----------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                  AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
-----------------------------------------------------------------------------------------
Less than $100,000                                           4.00%
-----------------------------------------------------------------------------------------
$100,000 but less than $250,000                              3.00%
-----------------------------------------------------------------------------------------
$250,000 but less than $500,000                              2.25%
-----------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                             1.20%
-----------------------------------------------------------------------------------------
Greater than $1,000,000                                      1.00%
-----------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the U.S. Government Money Market Fund) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectuses).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends daily. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond 1.2x Strategy Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond 1.2x Strategy Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Government Long Bond 1.2x Strategy Fund and the Money Market Fund, all or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Government Long Bond 1.2x Strategy Fund's and the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL  CONSIDERATIONS  APPLICABLE TO CERTAIN  DOMESTIC  EQUITY  FUNDS,  SECTOR
FUNDS, INTERNATIONAL EQUITY FUNDS, FIXED INCOME FUNDS, AND ALTERNATIVE INVESTMENT FUNDS, AND IN THE CASE OF THE ALTERNATIVE STRATEGIES FUND AND ESSENTIAL PORTFOLIO FUNDS, CERTAIN OF THE UNDERLYING FUNDS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the International Rotation Fund, Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds' strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Regulated Investment Company Status."

In general, with respect to the Multi-Cap Core Equity Fund, Sector Rotation Fund, Sector Funds, and International Equity Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Sector Funds, International Equity Funds, and Sector Rotation Fund may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments by the S&P 500 Fund, Russell 2000 (R) Fund, Fixed Income Funds, Absolute Return Strategies Fund, and Hedged Equity Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

OPTIONS, SWAPS AND OTHER COMPLEX SECURITIES

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. A Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

SPECIAL CONSIDERATIONS APPLICABLE TO THE COMMODITIES STRATEGY FUND AND IN THE CASE OF THE ALTERNATIVE STRATEGIES ALLOCATION FUND AND ESSENTIAL PORTFOLIO FUNDS, CERTAIN OF THE UNDERLYING FUNDS

One of the requirements for qualification as a regulated investment company (a "RIC") under Subchapter M of the Code is that the Commodities Strategy Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Commodities Strategy Fund's Prospectuses, the Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes.

The  status  of  the  swap  contracts  and  other  commodity-linked   derivative
instruments  under tests to qualify as a

RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Commodities Strategy Fund invests will not be considered qualifying income after September 30, 2006. The Commodities Strategy Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Commodities Strategy Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Commodities Strategy Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Commodities Strategy Fund in a manner consistent with the Commodities Strategy Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Commodities Strategy Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Commodities Strategy Fund's earnings and profits. If the Commodities Strategy Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each of the Domestic Equity Funds, Domestic Equity-Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Domestic Equity - Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds, involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2007, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

-------------------------------------------------------------------------------
                 INDIVIDUAL/ENTITY               FREQUENCY         TIME LAG
-------------------------------------------------------------------------------
Morningstar                                       Monthly     1-5 business days
-------------------------------------------------------------------------------
Lipper                                            Monthly     1-5 business days
-------------------------------------------------------------------------------
Thompson Financial                               Quarterly    1-5 business days
-------------------------------------------------------------------------------
Bloomberg                                        Quarterly    1-5 business days
-------------------------------------------------------------------------------
Vickers Stock Research                           Quarterly    1-5 business days
-------------------------------------------------------------------------------
Standard & Poor's                                Quarterly    1-5 business days
-------------------------------------------------------------------------------
Institutional Shareholder Services (formerly,
Investor Responsibility Research Center)          Weekly      1-5 business days
-------------------------------------------------------------------------------

The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at  WWW.RYDEXINVESTMENTS.COM or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

STANDARD & POOR'S

The Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500, Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value and Commodities Strategy Funds (the "Rydex S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or Citigroup Global Markets, Inc. ("Citigroup"). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex S&P Funds particularly or the ability of the S&P 500 (R) Index, S&P MidCap 400 (R) Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, S&P SmallCap 600/Citigroup Pure Value Index and S&P

GSCI(TM) Commodity Index (the "S&P Indices") to track general stock market performance. S&P's and Citigroup's only relationship to Rydex Investments ("Licensee") is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex S&P Funds or the timing of the issuance or sale of the Rydex S&P Funds or in the determination or calculation of the equation by which the Rydex S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

"Standard & Poor's (R)," S&P (R)," "S&P 500 (R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

DOW JONES

STOXX and Dow Jones have no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial Average(SM) (DJIA) and the Dow Jones STOXX Index (the "Rydex Dow Jones Indices") and the related trademarks for use in connection with the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Europe 1.25x Strategy Fund (the "Rydex Dow Jones Funds"). "Dow Jones," "Dow Jones Industrial Average(SM)," "DJIA(SM)," and "STOXX," are service marks of Dow Jones & Company, Inc.

STOXX and Dow Jones do not:

      o     Sponsor, endorse, sell or promote the Rydex Dow Jones Funds.

      o Recommend that any person invest in the Rydex Dow Jones Funds or any other securities.

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex Dow Jones Funds.

      o     Have  any  responsibility  or  liability  for  the   administration,
            management or marketing of the Rydex Dow Jones Funds.

      o Consider the needs of the Dow Jones Funds or the owners of the Rydex Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

STOXX and Dow Jones will not have any liability in connection with the Rydex Dow Jones Funds. Specifically:

            o STOXX and Dow Jones do not make any warranty, expressed or implied, and Dow Jones disclaims and warranty about:

                  o The results to be obtained by the Rydex Dow Jones Funds, the owner of the Rydex Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

                  o The accuracy or completeness of the Dow Jones Indices and their data;

                  o The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

                  o STOXX and Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

                  o Under no circumstances will STOXX or Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and STOXX and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex Dow Jones Funds or any other third parties.

THE NASDAQ OMX GROUP, INC.

The Inverse NASDAQ-100 (R) Strategy, and NASDAQ-100 (R) Funds (the "Rydex NASDAQ Funds") are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index (R) to track general stock market performance. The Corporations' only relationship to Rydex Investments ("Licensee") is in the licensing of the NASDAQ (R), NASDAQ-100 (R), and NASDAQ-100 Index (R) registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index (R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Rydex NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index (R). The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Rydex NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX (R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX (R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX (R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

NIKKEI INC.

Nikkei Inc. (the "Nikkei") does not sponsor, endorse, sell or promote any Rydex Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

      o     The advisability of investing in index funds;

      o     The ability of any index to track stock market performance;

      o The accuracy and/or the completeness of the aforementioned index or any data included therein;

      o The results to be obtained by the Fund, the investors in the Fund, or any person or entity from the use of the index or data included therein; and

      o The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

      o Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

      o     Have  any  responsibility  or  liability  for  the   administration,
            management or marketing of the Japan 2x Strategy Fund;

      o Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

      o Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

      o Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if the Nikkei knows that they might occur.

FRANK RUSSELL COMPANY

The Inverse Russell 2000 (R) Strategy, Russell 2000 (R) and Russell 2000 (R) 1.5x Strategy Funds (the "Rydex Russell Funds") are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 (R) Index (the "Russell Index") which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell's publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell (R) is a trademark of the Frank Russell Company.

ICE FUTURES U.S., INC.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the "Products") are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. ("ICE Futures"). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index (R), to track market performance of either Product. ICE Futures' only relationship to Rydex Investments ("Licensee") is the licensing of certain names and marks and of the U.S. Dollar Index (R), which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index (R). ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index (R) or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index
(R) or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index (R) or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the reports of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the applicable Fund's 2007 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)    The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                     Vote With Mgt.
     To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                   Case-by-Case
     Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.   EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Funds (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(c)        Not applicable.

(d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
           (d)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(d)(2) Amendment dated February 29, 2008 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(d)(3) Expense Limitation Agreement dated May 1, 2006 between the Registrant and PADCO Advisors, Inc., with respect to the Commodities Strategy Fund, is filed herewith.

(d)(4) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc., with respect to the Absolute Return Strategies, Hedged Equity and Market Neutral Funds only, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(d)(5) Investment Sub-Advisory Agreement dated August 29, 2007 between PADCO Advisors, Inc. and Valu-Trac Investment Management Limited, with respect to the International Rotation Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on November 8, 2007.

(e)(1) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(f)        Not applicable.

(g)(1) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(g)(2) Amendment dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) to the Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is filed herewith.

(g)(3) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is filed herewith.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.

(h)(2) Amendment dated February 29, 2008 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
           (h)(2) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(h)(3) Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(4)     Amendment  dated  February  29,  2008  to  the  Accounting   Services
           Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
           (h)(4) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(h)(5) Expense Limitation Agreement dated August 1, 2006 between the Registrant and Padco Advisors, Inc., with respect to the Commodities Fund (now, the Commodities Strategy Fund), is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 31, 2006.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j) Consent of independent registered public accountants, Ernst & Young, LLP, to be filed by amendment.

(k)        Not applicable.

(l)        Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(3) Amendment dated February 29, 2008 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(m)(4) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(m)(5)     Amendment  dated  February  29,  2008 to the  Distribution  Plan  for
           H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(m)(6) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(7)     Amendment  dated  February  29,  2008 to the  Distribution  Plan  for
           A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(n)(2) Amendment dated February 29, 2008 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 75 to the
           Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on April 21, 2008.

(o)        Not applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

(p)(2) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registration Statement of Rydex Variable Trust (File No. 333-57017), as filed with the SEC on September 25, 2007.

(q)        Powers of Attorney  for Werner E. Keller,  Thomas F. Lydon,  Corey A.
           Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are filed herewith.

ITEM  24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

As of the date of this Registration Statement, the Registrant owned 100% of the Managed Futures Strategy Fund CFC, an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

ITEM  25. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM  26.  BUSINESS AND OTHER  CONNECTIONS  OF THE INVESTMENT  ADVISER:

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor and its affiliates is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

        NAME           POSITION WITH ADVISOR                             OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur   Chief Executive           Director of ICI Mutual Insurance Company
                      Officer (CEO) and         President, CEO and Treasurer of Rydex Fund Services, Inc.
                      Director                  CEO and Treasurer of PADCO Advisors, Inc.
                                                CEO and Treasurer of PADCO Advisors II, Inc.
                                                Executive Vice President and Treasurer of Rydex Capital Partners
                                                I, LLC
                                                Executive Vice President and Treasurer of Rydex Capital Partners
                                                II, LLC
                                                President and Trustee of Rydex Series Funds
                                                President and Trustee of Rydex Dynamic Funds
                                                President and Trustee of Rydex Variable Trust
                                                President and Trustee of Rydex ETF Trust
                                                Vice President and Trustee of Rydex Capital Partners SPhinX
                                                Fund
                                                President, CEO and Treasurer of Rydex Distributors, Inc.

Michael P. Byrum      President, Chief          Executive Vice President and Secretary of Rydex Fund Services,
                      Investment Officer,       Inc.
                      Director, and Secretary   President and Secretary of PADCO Advisors, Inc.
                                                President and Secretary of PADCO Advisors II, Inc.
                                                President and Secretary of Rydex Capital Partners I, LLC
                                                President and Secretary of Rydex Capital Partners II, LLC
                                                Trustee and Vice President of Rydex Series Funds
                                                Trustee and Vice President of Rydex Dynamic Funds
                                                Trustee and Vice President of Rydex Variable Trust
                                                Trustee and Vice President of Rydex ETF Trust
                                                Trustee and President of Rydex Capital Partners SPhinX Fund

Joanna M. Haigney     Chief Compliance          Vice President of Compliance of PADCO Advisors, Inc.
                      Officer                   Vice President of Compliance of PADCO Advisors II, Inc.
                                                Chief Compliance Officer and Secretary of Rydex Series Funds
                                                Chief Compliance Officer and Secretary of Rydex Dynamic
                                                Funds
                                                Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                Chief Compliance Officer and Secretary of Rydex Capital
                                                Partners SPhinX Fund
                                                Vice President of Rydex Fund Services, Inc.

Valu-Trac Investment Management Limited ("Valu-Trac") is the investment sub-adviser for the Trust's International Rotation Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. The Sub-Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

                                POSITION
NAME                         WITH VALU-TRAC                           OTHER BUSINESS
-------------------------------------------------------------------------------------------------------
R. Peter W. Millar CA   Chief Executive Officer    Chief Executive Officer of Valu-Trac Investment
                                                   Research Limited
                                                   Sole Proprietor of Valu-Trac Research, Orton Estate,
                                                   and Orton Farms
                                                   Executive Director of Valu-Trac Master Fund SPC,
                                                   Valu-Trac Strategic Fund SPC, Valu-Trac Strategic
                                                   Fund LLC, Valu-Trac Funds PLC, and Spey Fishing
                                                   Trust Ltd.
                                                   Non-Executive Director of Pahlson Moller Ltd. and
                                                   Gordonstoun Foundation Ltd.
                                                   Trustee of R.P.W. Millar 1998 Discretionary Trust

Malcolm G. Strang       Non-Executive Director     Partner of Turcan Connell, Solicitors
Steel WS                                           Partner of Greenhead Farm
                                                   Non-Executive Director of Gleneagles Farms, Ltd.,
                                                   Hope Sixteen (Properties) Ltd., Hope Sixteen
                                                   (Trustees) Ltd., Logie Enterprises Ltd., Princes
                                                   Exchange (Nominees) Ltd., Princes Exchange
                                                   (Trustees) Ltd., Prospero Trustees, Ltd., Relugas
                                                   Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominess
                                                   (No. 2), TC Nominees (No. 3) Ltd., TC Nominees
                                                   (No. 4) Ltd., TC Nominess (No. 5) Ltd., Turcan
                                                   Connell (PEP Nominess) Ltd., Turcan Connell
                                                   (Trustees) Ltd. and Valu-Trac Investment Research
                                                   Ltd.

Anne Laing              Chief Compliance Officer   Executive Director of Valu-Trac Funds PLC

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

        NAME AND                         POSITIONS AND               POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS          OFFICES WITH UNDERWRITER            WITH REGISTRANT
------------------------------------------------------------------------------------------
Carl G. Verboncoeur              CEO, President, Treasurer, and      President and Trustee
                                            Director

Kevin Farragher              Senior Vice President, Secretary, and            None
                                            Director

Gregg Ruvoli                                Director

Thomas Swank                                Director

         NAME AND                         POSITIONS AND              POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS          OFFICES WITH UNDERWRITER            WITH REGISTRANT
------------------------------------------------------------------------------------------
Peter Brophy                        Chief Financial Officer                   None

Mark Murphy (pending S27            Chief Financial Officer                   None
registration)

Allison Charley                     Chief Compliance Officer                  None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.  UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Trust has duly caused this Post-Effective Amendment No. 76 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 29th day of May, 2008.

                                                RYDEX SERIES FUNDS

                                                /s/ Carl G. Verboncoeur
                                                -----------------------
                                                Carl G. Verboncoeur
                                                President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 76 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                Title                                    Date
---------                -----                                    ----

/s/Carl G. Verboncoeur   President and Chief Executive Officer    May 29, 2008
----------------------
Carl G. Verboncoeur

           *             Member of the Board of Trustees          May 29, 2008
----------------------
J.Kenneth Dalton

           *             Member of the Board of Trustees          May 29, 2008
----------------------
John O. Demaret

           *             Member of the Board of Trustees          May 29, 2008
----------------------
Patrick T. McCarville

           *             Member of the Board of Trustees          May 29, 2008
----------------------
Roger Somers

           *             Member of the Board of Trustees          May 29, 2008
----------------------
Corey A. Colehour

/s/Michael P. Byrum      Member of the Board of Trustees          May 29, 2008
----------------------
Michael P. Byrum

           *             Member of the Board of Trustees          May 29, 2008
----------------------
Werner E. Keller

           *             Member of the Board of Trustees          May 29, 2008
----------------------
Thomas F. Lydon

/s/Nick Bonos            Vice President and Treasurer             May 29, 2008
----------------------
Nick Bonos

*/s/ Carl G. Verboncoeur
------------------------
Carl G. Verboncoeur

* Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are filed as Exhibit (q) herewith.

                                  EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT
-----------   -------

EX-99.D3      Expense  Limitation  Agreement  dated  May  1,  2006  between  the
              Registrant  and  PADCO   Advisors,   Inc.,  with  respect  to  the
              Commodities Strategy Fund

EX-99.G2 Amendment dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) to the Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.)

EX-99.G3 Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.)

EX-99.Q       Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A.
              Colehour,   J.  Kenneth  Dalton,  John  O.  Demaret,   Patrick  T.
              McCarville, and Roger Somers

                          EXPENSE LIMITATION AGREEMENT

EXPENSE LIMITATION AGREEMENT, effective as of May 1, 2006 by and between PADCO Advisors, Inc., a Maryland corporation, d/b/a/ Rydex Investments (the "Adviser"), and Rydex Series Funds (the "Trust") (the "Agreement"), on behalf of each series of the Trust set forth in Schedule A attached hereto (each a "Fund," and collectively, the "Funds").

WHEREAS, the Trust is a Delaware statutory trust organized on February 11, 1993 pursuant to a Declaration of Trust ("Declaration of Trust") and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company, and each Fund is a series of the Trust;

WHEREAS,  the Trust and the Adviser  have entered  into an  Investment  Advisory
Agreement dated April 30, 2004 and as amended May 23, 2005 (the "Advisory Agreement"), pursuant to which the Adviser provides investment advisory services to the Funds for compensation based on the value of the average daily net assets of the Funds;

WHEREAS, the Trust and the Adviser have determined that it is in the best interests of each Fund and its shareholders to maintain the expenses of the Funds at a level below the level to which the Funds would normally be subject in order to maintain the Funds' expense ratios at the Maximum Annual Operating Expense Limit (as hereinafter defined) specified for the Funds in Schedule A hereto;

NOW THEREFORE, the parties hereto agree as follows:

1.    EXPENSE LIMITATION.

1.1. APPLICABLE EXPENSE LIMIT. To the extent that the aggregate expenses incurred by the Funds in any fiscal year, including but not limited to investment advisory fees of the Adviser (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of such Funds' business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 under the 1940 Act) ("Fund Operating Expenses"), exceed the Maximum Annual Operating Expense Limit, as defined in Section 1.2 below, such excess amount (the "Excess Amount") shall be the liability of the Adviser.

1.2. MAXIMUM ANNUAL OPERATING EXPENSE LIMIT. The Maximum Annual Operating Expense Limit with respect to each Fund shall be the amount specified in Schedule A based on a percentage of the average daily net assets of the Funds.

1.3. METHOD OF COMPUTATION. To determine the Adviser's liability with respect to the Excess Amount, each month the Fund Operating Expenses for each Fund shall be annualized as of the last day of the month. If the annualized Fund Operating Expenses of a Fund for any month exceed the Maximum Annual Operating Expense Limit of such Fund, the Adviser shall first waive or reduce its investment advisory fee for such month by an amount sufficient to reduce the annualized Funds Operating Expenses to an amount no higher than the Maximum Annual Operating Expense Limit.

1.4. YEAR-END ADJUSTMENT. If necessary, on or before the last day of the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the amount of the investment advisory fees waived or reduced by the Adviser with respect to the previous fiscal year shall equal the Excess Amount.

2.    TERM AND TERMINATION OF AGREEMENT.

This Agreement shall continue in effect with respect to all Funds until August 1, 2007 and shall thereafter continue in effect with respect to the Funds from year to year provided such continuance is specifically approved by a majority of the Trustees of the Trust who are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act ("Non-Interested Trustees"). Nevertheless, this Agreement may be terminated by either party hereto, without payment of any penalty, upon ninety (90) days' prior written notice to the other party at its principal place of business; provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Non-Interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust.

3.    MISCELLANEOUS.

3.1. CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no other way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

3.2. INTERPRETATION. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust's Declaration of Trust or By-Laws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Trust's Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust or the Funds. The parties to this Agreement acknowledge and agree that all litigation arising hereunder, whether direct or indirect, and of any and every nature whatsoever shall be satisfied solely out of the assets of the affected Funds and that no Trustee, officer or holder of shares of beneficial interest of the Funds shall be personally liable for any of the foregoing liabilities. The Trust's Declaration of Trust, as amended from time to time, is on file in the Office of the Secretary of State of Delaware. Such Declaration of Trust describes in detail the respective responsibilities and limitations on liability of the Trustees, officers, and holders of shares of beneficial interest.

3.3. DEFINITIONS. Any question of interpretation of any term or provision of this Agreement, including but not limited to the investment advisory fee, the computations of net asset values, and the allocation of expenses, having a counterpart in or otherwise derived from the terms and provisions of the Advisory Agreement or the 1940 Act, shall have the same meaning as and be resolved by reference to such Advisory Agreement or the 1940 Act.

3.4. ENFORCEABILITY. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms or provisions of this Agreement or affecting the validity or enforceability of any of the terms or provisions of this Agreement in any other jurisdiction.

IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective officers thereunto duly authorized, as of the day and year first above written.

RYDEX SERIES FUNDS,
on behalf of each series of the Trust set forth in Schedule A

/s/ Nick Bonos
--------------
Name:  Nick Bonos
Title: Vice President and Treasurer

PADCO ADVISORS, INC.

/s/ Carl G. Verbocoeur
----------------------
Name:  Carl G. Verboncoeur
Title: Chief Executive Officer

                                   SCHEDULE A

                     MAXIMUM ANNUAL OPERATING EXPENSE LIMITS

This Agreement relates to the following Funds of the Trust:

NAME OF FUNDS                         MAXIMUM ANNUAL OPERATING EXPENSE LIMIT

Commodities Fund                      1.20% for A Class Shares
                                      1.95% for C Class Shares
                                      1.20% for H Class Shares

                                    AMENDMENT

      AMENDMENT made as of April 24, 2008 to the Custody Agreement dated as of November 30, 1993 between Rydex Series Funds, formerly Rydex Series Trust, (the "Trust") and U.S. Bank, N.A., formerly Star Bank, N.A., ("Custodian") (such Custody Agreement hereinafter referred to as the "Custody Agreement").

                                  WITNESSETH:

      WHEREAS, the Trust and Custodian desire to amend the Custody Agreement to conform to Rule 17f-7 under the Investment Company Act of 1940, as amended (the "Rule");

      NOW, THEREFORE, the Trust and Custodian hereby agree as follows:

      A.    The  following  new  Article  XII is  hereby  added  to the  Custody
Agreement:

                              FOREIGN DEPOSITORIES

      1. As used in this Article, the term "Foreign Depository" shall mean each Eligible Securities Depository as defined the Rule and each such other foreign entity, if any, as the U.S. Securities and Exchange Commission may permit to be deemed a Foreign Depository for purposes of the Rule, as the foregoing are identified by Custodian to the Trust from time to time, and their respective successors and nominees.

      2. Notwithstanding any other provision in this Agreement, the Trust hereby represents and warrants, which representations and warranties shall be continuing and shall be deemed to be reaffirmed upon any delivery of a Certificate or any giving of Oral Instructions, Instructions, or Written Instructions, as the case may be, that the Trust, or a series of the Trust (each, a "Fund" and collectively, the "Funds") or the Funds' investment adviser has determined that the custody arrangements of each Foreign Depository provide reasonable safeguards against the custody risks associated with maintaining assets with such Foreign Depository within the meaning of the Rule.

      3. With respect to each Foreign Depository, Custodian shall exercise reasonable care, prudence, and diligence such as a person having responsibilities for the safekeeping of the Funds' assets would exercise (i) to provide the Trust or the Funds' investment adviser with an analysis of the custody risks associated with maintaining assets with the Foreign Depository, and (ii) to monitor such custody risks on a continuing basis and promptly notify the Trust of any material change in such risks. The Trust acknowledges and agrees that such analysis and monitoring shall be made on the basis of, and limited by, information gathered from Subcustodians, trade associations of which Custodian is a member from time to time, or through publicly available information otherwise obtained by Custodian, and shall not include any evaluation of Country Risks. Custodian will endeavor to include in its analysis and monitoring, among other things, a

Foreign Depository's expertise and market reputation, the quality of its services, its financial strength, any insurance or indemnification arrangements, the extent and quality of regulation and independent examination of the depository, its standing in published ratings, its internal controls and other procedures for safeguarding investments, and any related legal protections. The analysis shall also confirm that the entity meets the definition of Foreign Depository set forth in Section 1 of this Article. In the event that the Trust reasonably believes that there is a discrepancy between Custodian's performance of its obligations in (i) or (ii) and the requirements of paragraphs
(a)(1)(i)(A) or (B) of the Rule, respectively, and provides a detailed notification to Custodian, Custodian shall reasonably cooperate with the Trust and endeavor to resolve any such discrepancy. As used herein the term "Country Risks" shall mean with respect to any Foreign Depository: (a) the financial infrastructure of the country in which it is organized, but not of any Foreign Depository to the extent covered by an analysis described in clause (i) of this Section, (b) such country's prevailing settlement practices, (c) nationalization, expropriation or other governmental actions, (d) such country's regulation of the banking or securities industry, (e) currency controls, restrictions, devaluations or fluctuations, and (f) market conditions which affect the orderly execution of securities transactions or affect the value of securities.

      B. Each party represents to the other that this Amendment has been duly executed.

      C. This Amendment may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts, shall, together, constitute only one amendment.

      IN WITNESS WHEREOF, the Trust and Custodian have caused this Amendment to be executed by their respective officers, thereunto duly authorized, as of the day and year first above written.

                                                  RYDEX SERIES FUNDS

                                                  By:  /s/ Carl G. Verboncoeur
                                                       -----------------------
                                                  Title: President

                                                  U.S. BANK, N.A.

                                                  By:  /s/ Michael R. McVoy
                                                       --------------------
                                                  Title:  Vice President

                              AMENDED AND RESTATED
                        FOREIGN CUSTODY MANAGER AGREEMENT

      AGREEMENT made as of the 24th day of April, 2008 between Rydex Series Funds (the "Trust") and U.S. Bank, N.A. (formerly, Star Bank, N.A.) ("U.S. Bank" or the "Custodian").

                                   WITNESSETH:

      WHEREAS, U.S. Bank serves as Custodian to the Trust pursuant to a Custody Agreement dated November 30, 1993;

      WHEREAS, U.S. Bank desires to serve as a Foreign Custody Manager and perform the duties set forth herein the terms and conditions contained herein;

      NOW THEREFORE, in consideration of the mutual promises hereinafter contained in this Agreement, the Trust and U.S. Bank hereby agree as follows:

                                    ARTICLE I
                                   DEFINITIONS

      Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meaning:

      1. Capitalized terms used in this Agreement and not otherwise defined in this Agreement have the meanings given such terms in the Rule, as that term is defined below.

      2. "BOARD" means the board of trustees of the Trust.

      3. "ELIGIBLE FOREIGN CUSTODIAN" has the meaning set forth in the Rule.

      4. "FOREIGN ASSETS" means any investments (including foreign currencies) for which the primary market is outside the United States, and any cash and cash equivalents that are reasonably necessary to effect the Trust's or the Trust's series' (each, a "Fund" and collectively, the "Funds") transactions in those investments.

      4. "MONITORING SYSTEM" means a system established by U.S. Bank to fulfill the Responsibilities specified in clauses 1(d) and (e) of Article IV of this Agreement.

      5. "RESPONSIBILITIES" means the responsibilities delegated to U.S. Bank as a Foreign Custody Manager with respect to each Specified Country and each Eligible Foreign Custodian selected by U.S. Bank, as such responsibilities are more fully described in Article IV of this Agreement.

      6. "RULE" means Rule 17f-5 under the Investment Company Act of 1940, as amended.

      7. "SPECIFIED COUNTRY" means each country listed on Schedule I attached hereto (as such Schedule may be amended by U.S. Bank from time to time) and each country, other than the United States, constituting the primary market for a security with respect to which the Trust, or a Fund, has given settlement instructions to U.S. Bank as custodian under its Custody Agreement with the Trust.

      8. "SUB-CUSTODIAN" means and includes (i) any branch of a "U.S. bank," as that term is defined in the Rule, and (ii) any Eligible Foreign Custodian having a contract with the Custodian which the Custodian has determined will provide reasonable care of the Trust's assets based on the standards specified in
Article IV.

                                   ARTICLE II
                     U.S. BANK AS A FOREIGN CUSTODY MANAGER

      1. The Trust on behalf of its Board hereby delegates to U.S. Bank with respect to each Specified Country the Responsibilities (the "Delegation").

      2. U.S. Bank accepts the Delegation and agrees in performing the Responsibilities as a Foreign Custody Manager to exercise reasonable care, prudence and diligence such as a bailee for hire having responsibility for safekeeping of the Trust's Foreign Assets (as such defined by the Rule) would exercise.

      3. U.S. Bank will provide to the Board and the Funds' investment adviser (the "Advisor") written reports notifying them of the placement of Foreign Assets with a particular Sub-Custodian and/or Eligible Foreign Custodian selected by U.S. Bank within a Specified Country and any material change in the Trust's or a Fund's foreign custody arrangements (including any material change in any contract governing such arrangements) at such times as the Board deems reasonable and appropriate based on the circumstances of the Trust's foreign custody arrangements.

                                   ARTICLE III
                              APPOINTMENT OF AGENTS

      1. In its discretion, the Custodian may appoint one or more Sub-Custodians to establish and maintain arrangements with Eligible Foreign Custodians who are members of the Sub-Custodian's network to hold Securities and cash of a Fund and to carry out such other provisions of this Agreement as it may determine; provided, however, that the appointment of any Sub-Custodian and the maintenance of a Fund's Foreign Assets will be at the Custodian's expense and will not relieve the Custodian of any of its obligations or liabilities under this Agreement or the Rule. The Custodian will be liable for the actions of any Sub-Custodian (regardless of whether Foreign Assets are maintained in the custody of a Sub-Custodian, a member of its network, or an Eligible Securities Depository in accordance with Rule 17f-7 under the Investment Company Act of 1940 (the "1940 Act")) appointed by it as if such actions had been done by the Custodian.

      2. If, after the initial appointment of a Sub-Custodian by the Board in connection with this Agreement, the Custodian wishes to appoint additional or different Sub-Custodians other than Eligible Foreign Custodians to hold property of the Trust, it will promptly notify the Advisor and provide it with information reasonably necessary for the Board to approve the Sub-Custodian's, including a copy of the proposed agreement with such Sub-Custodian. The Board will approve such Sub-Custodian at the next regularly scheduled meeting of the Board following the Advisor's receipt of such notice.

      3. In performing its delegated responsibilities as foreign custody manager to place or maintain a Fund's assets with a Sub-Custodian, the Custodian will determine that the Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the Specified Country in which the Fund's assets will be held by that Sub-Custodian, after considering all factors relevant to safekeeping of such assets, including, without limitation, the factors specified in Rule 17f-5(c)(1) under the 1940 Act.

      4. The agreement between the Custodian and each Sub-Custodian acting hereunder will provide reasonable care for Foreign Assets based on the standards specified in Rule 17f-5(c)(1) and contain the required provisions set forth in Rule 17f-5(c)(2) under the 1940 Act.

      5. The Custodian hereby warrants to the Trust that it agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of property of the Trust. The Custodian further warrants that the Trusts' assets will be subject to reasonable care if maintained with a Sub-Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation: (i) the Sub-Custodian's practices, procedures, and internal controls for certificated securities (if applicable), its method of keeping custodial records, and its security and data protection practices; (ii) whether the Sub-Custodian has the requisite financial strength to provide reasonable care for Fund assets; (iii) the Sub-Custodian's general reputation and standing; and (iv) whether the Trust will have jurisdiction over and be able to enforce judgments against the Sub-Custodian, such as by virtue of the existence of any offices of the Sub-Custodian in the United States or the Sub-Custodian's consent to service of process in the United States.

      6. The Custodian will ensure that a Sub-Custodian has established an effective system to monitor on a continuing basis: (i) the appropriateness of maintaining a Fund's assets with an Eligible Foreign Custodian who is a member of a Sub-Custodian's network; (ii) the performance of the contract governing the Trust's and/or Sub-Custodian's arrangements with such Eligible Foreign Custodian; and (iii) the custody risks of maintaining assets with an Eligible Securities Depository. The Custodian must promptly notify the Trust and the Advisor of any material change in these risks.

      7. The Custodian will use reasonable commercial efforts to collect all income and other payments with respect to Foreign Assets to which the Trust is be entitled and will credit such income, as collected, to the Trust. In the event that extraordinary measures are required to collect such income, the Trust and Custodian will consult as to the measurers and compensation and expenses of the Custodian relating to such measures.

                                   ARTICLE IV
                                RESPONSIBILITIES

      1. Subject to the provisions of this Agreement, U.S. Bank will, with respect to each Specified Country, select an Eligible Foreign Custodian. In connection therewith, U.S. Bank must: (a) determine that Foreign Assets of the Funds held by such Eligible Foreign Custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market in which such Eligible Foreign Custodian operates, after considering all factors relevant to the safekeeping of such assets, including, without limitation, those contained in Section (c)(1) of the Rule; (b) determine that the Trust's foreign custody arrangements with each Eligible Foreign Custodian are governed by a written contract with the Custodian which will provide reasonable care for the Trust's assets based on the standards specified in paragraph (c)(1) of the Rule;
(c) determine that each contract with an Eligible Foreign Custodian includes the provisions specified in paragraph (c)(2)(i)(A) through (F) of the Rule or, alternatively, in lieu of any or all of such (c)(2)(i)(A) through (F) provisions, such other provisions as the Custodian determines will provide in their entirety, the same or a greater level of care and protection for the Trust's assets as the provisions set forth in (c)(2)(i)(A) through (F); (d) monitor pursuant to the Monitoring System the appropriateness of maintaining the a Fund's Foreign Assets with a particular Eligible Foreign Custodian pursuant to paragraph (c)(1) of the Rule including the performance of the contract governing such arrangement; and (e) promptly advise the Trust and the Advisor whenever the Custodian determines under the Monitoring System that an arrangement (including any material change in the contract governing such arrangement) described in preceding clause (c) no longer meets the requirements of the Rule, and withdraw the Trust's Foreign Assets from such Eligible Foreign Custodian as promptly as is reasonable practicable.

      2. For purposes of clause (d) of preceding Section 1 of this Article, U.S. Bank's determination of appropriateness shall not include, nor be deemed to include, and evaluation of Country Risks associated with investment in a Specified Country. For purposes hereof, "Country Risks" shall mean systematic risks of holding assets in a particular country including, but not limited to,
(a) a Sub-Custodian's or Eligible Foreign Custodian's use of any depositories that act as or operate a system or transnational system for the central handling of securities or equivalent book-entries; (b) a Specified Country's financial infrastructure, (c) a Specified Country's prevailing custody and settlement practices, (d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations or fluctuations, and (g) market conditions which affect the orderly execution of securities transactions or affect the value of securities.

                                    ARTICLE V
                                 REPRESENTATIONS

      1. The Trust hereby represents that: (a) this Agreement has been duly authorized, executed and delivered by the Trust, constitutes a valid and legally binding obligation of the Trust enforceable in accordance with its terms, and no statute, regulation, rule, order, judgment or contract binding on the Trust prohibits the Trust's execution or performance of this Agreement; (b) this Agreement has been approved and ratified by the Board at a meeting duly called and at which a quorum was at all times present; and (c) the Board or the Advisor has considered the Country Risks associated with investment in each Specified Country and will have considered such risks prior to any settlement instructions being given to the Custodian with respect to any other Specified Country.

      2. U.S. Bank hereby represents that: (a) U.S. Bank is duly organized and existing as a National Banking Association organized under the laws of the United States with principal offices located in Cincinnati, Ohio, with full power to carry on its business as now conducted, and to enter into this Agreement and to perform its obligations hereunder; (b) this Agreement has been duly authorized, executed and delivered by U.S. Bank, constitutes a valid and legally binding obligation of U.S. Bank enforceable in accordance with its terms, and no statute, regulation, rule, order, judgment or contract binding on U.S. Bank prohibits U.S. Bank's execution or performance of this Agreement; (c) U.S. Bank is a "U.S. bank" as defined in paragraph (a)(7) of the Rule; and (d) U.S. Bank has established and will maintain the Monitoring System.

                                   ARTICLE VI
                              CONCERNING U.S. BANK

      1. U.S. Bank shall not be liable for any costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Trust except to the extent the same arises out of the failure of U.S. Bank to exercise the care, prudence and diligence required by Section 2 of Article II hereof. In no event shall U.S. Bank be liable to the Trust, the Board, or any third party for special, indirect or consequential damages, or for lost profits or loss of business, arising in connection with this Agreement. Anything contained herein to the contrary notwithstanding, nothing contained herein shall affect or alter the duties and responsibilities of U.S. Bank or the Trust under any other agreement between U.S. Bank and the Trust, including without limitation, the Custody Agreement or any Securities Lending Agreement.

      2. The Trust agrees to indemnify U.S. Bank and hold it harmless from and against any and all costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, U.S. Bank by reason or as a result of any action or inaction or arising out of U.S. Bank's performance hereunder, provided that the Trust shall not indemnify U.S. Bank to the extent any such costs, expenses, damages, liabilities or claims arises out of U.S. Bank's failure to exercise the reasonable care, prudence and diligence required by Section 2 of Article II hereof.

      3. U.S. Bank shall have only such duties as are expressly set forth herein. In no event shall U.S. Bank be liable for any Country Risks associated with investments in a particular country.

                                   ARTICLE VII
                                  MISCELLANEOUS

      1. This Agreement constitutes the entire agreement between the Trust and U.S. Bank with respect to the subject matter. In the event of a conflict between the provisions in the Custody Agreement between the Trust and the Custodian and the terms of this Agreement, the terms of this Agreement shall govern. The Custodian shall be compensated for providing the services set forth in this Agreement in accordance with the fee schedule set forth on Schedule III attached hereto (as amended from time to time).

      2. Any notice or other instrument in writing, authorized or required by this Agreement to be given to U.S. Bank, shall be sufficiently given if received by it at its offices at 425 Walnut Street, Cincinnati, Ohio 45202, or at such place as U.S. Bank may from time to time designate in writing.

      3. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Trust shall be sufficiently given if received by it at its offices at c/o Rydex Series Funds, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, ATTENTION: Carl G. Verboncoeur, Vice President, or at such other place as the Trust may from time to time designate in writing.

      4. In case any provision in or obligation under this Agreement shall be invalid, illegal or unenforceable in any jurisdiction, the validity, legality and enforceability of the remaining provisions shall not in any way be affected thereby. This Agreement may not be amended or modified in any manner except by a written agreement executed by both parties. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided however, that this Agreement shall not be assignable by either party without the written consent of the other.

      5. This Agreement shall be construed in accordance with the substantive laws of the State of Delaware, without regard to conflicts of laws principles thereof. The Trust and U.S. Bank each hereby irrevocably waive any and all rights to trial by jury in any legal proceeding arising out of or relating to this Agreement.

      6. The parties hereto agree that in performing hereunder, U.S. Bank is acting solely on behalf of the Trust and no contractual or service relationship shall be deemed to be established hereby between U.S. Bank and any other person.

      7. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

      8. This Agreement will terminate simultaneously with the termination of the Custody Agreement between the Trust and the Custodian, and may otherwise be terminated by either party giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of such notice.

      9. In consideration of the services provided by U.S. Bank hereunder, the Trust will pay to U.S. Bank such compensation and out-of-pocket expenses as may be agreed upon from time to time.

      IN WITNESS WHEREOF, the Trust and U.S. Bank have caused this Agreement to be executed by their respective officers, thereunto duly authorized, as of the date first above written.

                                    RYDEX SERIES FUNDS

                                    /s/ Carl G. Verboncoeur, President
                                    -----------------------
                                    on behalf of each Fund identified on
                                    Schedule II attached hereto individually
                                    and severally, and not jointly and severally

                                    U.S. BANK, N.A.

                                    By: /s/ Michael R. Mcvoy
                                       ----------------------

                                    Title: Vice President

                        FOREIGN CUSTODY MANAGER AGREEMENT

                                   SCHEDULE I

                                     Canada
                                     Ireland
                                 United Kingdom
                                      India
                                     Taiwan
                                   South Korea

                        FOREIGN CUSTODY MANAGER AGREEMENT

                                   SCHEDULE II

                           Europe 1.25x Strategy Fund
                               NASDAQ-100(R) Fund
                         Absolute Return Strategies Fund
                               Hedged Equity Fund
                             Japan 2x Strategy Fund

                        FOREIGN CUSTODY MANAGER AGREEMENT

                                  SCHEDULE III

-----------------------------------------------------------------------------------------------------------------------------
                                                GLOBAL SUB-CUSTODIAL SERVICES
                                         ANNUAL FEE SCHEDULE AND SPECIFIED COUNTRIES
-----------------------------------------------------------------------------------------------------------------------------
                                    SAFEKEEPING   TRANSACTION                                       SAFEKEEPING   TRANSACTION
     COUNTRY          INSTRUMENT       (BPS)          FEE           COUNTRY          INSTRUMENT        (BPS)          FEE
-----------------------------------------------------------------------------------------------------------------------------
Argentina                 All             15.00          $ 40   Lithuania                All              20.00          $ 50
Australia                 All              2.00          $ 30   Luxembourg               All               4.00          $ 25
Austria                   All              3.50          $ 35   Malaysia                 All               6.00          $ 80
Bahrain                   All             50.00          $140   Mali                     All              40.00          $155
Bangladesh                All             40.00          $150   Malta                    All              22.00          $ 75
Belgium                   All              2.50          $ 45   Mauritius                All              30.00          $100
Benin                     All             40.00          $155   Mexico                   All               3.00          $ 20
Bermuda                   All             15.00          $ 60   Morocco                  All              35.00          $100
Botswana                  All             25.00          $ 50   Namibia                  All              30.00          $ 50
Brazil                    All             15.00          $ 35   Netherlands              All               3.00          $ 25
Bulgaria                  All             40.00          $ 80   New Zealand              All               3.00          $ 40
Burkina Faso              All             40.00          $155   Niger                    All              40.00          $155
Canada                    All              1.25          $ 12   Nigeria                  All               30.0          $ 50
Cayman Islands            All              1.00          $ 10   Norway                   All               3.00          $ 45
Channel Islands           All              1.50          $ 25   Oman                     All              50.00          $140
Chile                     All             20.00          $ 60   Pakistan                 All              30.00          $100
China"A" Shares           All             15.00          $ 65   Palestinian              All              45.00          $140
China"B" Shares           All             15.00          $ 65   Peru                     All              45.00          $105
Columbia                  All             40.00          $100   Philippines              All               8.00          $ 75
Costa Rica                All             15.00          $ 60   Poland                   All              25.00          $ 50
Croatia                   All             35.00          $ 65   Portugal                 All              15.00          $ 85
Cyprus                    All             15.00          $ 45   Qatar                    All              45.00          $140
Czech Republic            All             20.00          $ 50   Romania                  All              35.00          $100
Denmark                   All              3.00          $ 50   Russia              Equities/Bonds        30.00          $200
Ecuador                   All             35.00          $ 65   Russia                 MINFIN             15.00          $ 50
Egypt                     All             40.00          $100   Senegal                  All              40.00          $155
Estonia                   All              7.00          $ 25   Serbia                   All              65.00          $175
Euromarkets(3)            All              1.50          $ 10   Singapore                All               3.00          $ 40
Finland                   All              5.00          $ 45   Slovak Republic          All              25.00          $110
France                    All              2.50          $ 45   Slovenia                 All              25.00          $110
Germany                   All              1.00          $ 30   South Africa             All               3.00          $ 15
Ghana                     All             25.00          $ 50   South Korea              All              10.00          $ 20
Greece                    All             20.00          $105   Spain                    All               3.00          $ 50
Guinea Bissau             All             50.00          $155   Sri Lanka                All              15.00          $ 60
Hong Kong                 All              6.00          $ 60   Swaziland                All              30.00          $ 50
Hungary                   All             35.00          $135   Sweden                   All               2.00          $ 45
Iceland                   All             15.00          $ 60   Switzerland              All               2.00          $ 50
India                     All             10.00          $105   Taiwan                   All              20.00          $100
Indonesia                 All             12.00          $100   Thailand                 All               6.00          $ 45
Ireland                Equities            3.00          $ 30   Togo                     All              40.00          $155
Ireland               Gov't Bonds          1.50          $ 10   Trinidad & Tobago        All              30.00          $ 65
Israel                    All             15.00          $ 45   Tunisia                  All              40.00          $ 45
Italy                     All              3.00          $ 50   Turkey                   All              15.00          $ 15
Ivory Coast               All             40.00          $155   UAE                      All              45.00          $130
Jamaica                   All             35.00          $ 50   United Kingdom           All               1.50          $ 10
Japan                     All              1.50          $ 15   Ukraine                  All              30.00          $ 45
Jordan                    All             40.00          $125   Uruguay                  All              50.00          $ 65
Kazakhstan                All             60.00          $150   Venezuela                All              40.00          $125
Kenya                     All             30.00          $ 50   Vietnam                  All              40.00          $130
Latvia                 Equities           15.00          $ 75   Zambia                   All              30.00          $ 50
Latvia                   Bonds            25.00          $ 90   Zimbabwe                 All              30.00          $ 50
Lebanon                   All             25.00          $ 90

BASE FEE - A monthly base charge of $1,200.00 per account (fund) will apply.

Notes:

      (1) Fee is expressed in basis points per annum where one basis point equals one hundredth of one percent (.01%) and is calculated based upon month-end market value, unless stated otherwise.

      (2) A transaction is defined as a receipt or delivery versus payment, a free receive or deliver, maturities, or security transaction related to corporate events.

      (3) Euroclear - Eurobonds only. Eurobonds are held in Euroclear at a standard rate, but other types of securities (including but not limited to equities, domestic market debt and mutual funds) will be subject to a surcharge. In addition, certain transactions that are delivered within Euroclear or from a Euroclear account to a third party depository or settlement system, will be subject to a surcharge (surcharge schedule available upon request)

              o Note, for all other markets specified above, surcharges may apply if a security is held outside of the local market.

Straight Through Processing - fees waived

FOR NON-US RESIDENT CLIENTS INVESTING IN THE U.S. MARKET:

Fees for US custody are provided on the basis that if assets are held in an omnibus account for multiple underlying clients, the Client will take the necessary action to attain Qualified Intermediary (QI) status for US IRS withholding tax purposes. Should the Client fail to take the necessary action, the fee quoted would be subject to review, and all costs incurred by The Bank of New York in fulfilling its obligations under the US regulations would be passed to the Client. Please refer to the separate Non-Resident Alien (NRA) fee schedule.

NOTE: for the clients who are the sole beneficial owner of the assets held in their account with The Bank of New York and the client has provided a "W8Ben" form per account stating their ownership of the assets, the above will not apply.

CASH TRANSACTIONS

              o     CURRENCY TRADE - $10.00 per transaction

              o 3RD PARTY FOREIGN EXCHANGE - a Foreign Exchange transaction undertaken through a third party will be charged $50.

STANDARD NON-U.S. PROXY SERVICES FEES

              o     Notification                         $5

              o     Vote                                 $10

              o     Relationship Set Up Fee              $100

TAX RECLAMATION SERVICES - may be subject to additional charges depending upon the service level agreed. Tax reclaims that have been outstanding for more than 6 (six) months with the client will be charged $50 per claim.

COMMUNICATION FEES

              o INFORM - Access to The Bank of New York proprietary application, INFORM, for standard custody instructions and reporting will be provided at a cost of USD 200 per month including installation and training.

              o SWIFT REPORTING AND MESSAGE FEES - the following fees will apply in respect of client requested SWIFT reports and messages:

              o     CASH REPORTING -

                          o     MT900 - Cash Debit Advice                                $1.80 each

                          o     MT910 - Cash Credit Advice                               $1.80 each

                          o     MT940 - Detail Cash Statement                            $1.00 per message

                          o     MT950 - Cash Statement                                   $1.00 per message

              o     SECURITIES POSITION REPORTING

                          o     MT535 - Statement of Holdings                            $2.00 per message

                          One MT535 will be issued per account per month free of charge.

                          o     MT536 - Statement of Transactions                        $2.00 per message

                          o     MT537 - Statement of Pendings                            $2.00 per message

              o     CONFIRMATIONS

                          o     MT544 - Receive Free Confirm                             $1.00 per message

                          o     MT545 - Receive Against Payment Confirm                  $1.00 per message

                          o     MT546 - Deliver Free Confirm                             $1.00 per message

                          o     MT547 - Deliver Against Payment Confirm                  $1.00 per message

              o     FACSIMILE REPORTING FEES

                          o     Corporate Actions Notifications                          $2.00 per notification

                          o     Cash and Securities Reports                              $1.00 per page

OUT OF POCKET EXPENSES

              o Charges incurred by The Bank of New York for local taxes, stamp duties or other local duties and assessments, stock exchange fees, postage and insurance for shipping, facsimile reporting, extraordinary telecommunications fees or other expenses which are unique to a country in which the client or its clients is investing will be passed along as incurred.

              o A surcharge may be added to certain out-of-pocket expenses listed herein to cover handling, servicing and other administrative costs associated with the activities giving rise to such expenses. Also, certain expenses are charged at a predetermined flat rate.

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos, Michael P. Byrum and Carl G. Verboncoeur, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ John O. Demaret                             Date: February 2008
---------------------                                 -------------
Name: John O. Demaret
Title: Trustee

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos, Michael P. Byrum and Carl G. Verboncoeur, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ J. Kenneth Dalton                           Date: 2-07-08
------------------------------
Name: J. Kenneth Dalton
Title: Trustee

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos, Michael P. Byrum and Carl G. Verboncoeur, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Patrick T. McCarville                       Date: 2.5.2008
---------------------------------
Name: Patrick T. McCarville
Title: Trustee

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos, Michael P. Byrum and Carl G. Verboncoeur, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Roger Somers                                Date: 11 Feb. 08
-------------------------------
Name: Roger Somers
Title: Trustee

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos, Michael P. Byrum and Carl G. Verboncoeur, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Corey A. Colehour                           Date: 2-6-08
---------------------------------
Name: Corey A. Colehour
Title: Trustee

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos, Michael P. Byrum and Carl G. Verboncoeur, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Werner E. Keller                      Date: February 5. 2008
----------------------------
Name: Werner E. Keller
Title: Trustee

                               RYDEX SERIES FUNDS
                               RYDEX DYNAMIC FUNDS
                              RYDEX VARIABLE TRUST
                                 RYDEX ETF TRUST

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust (each a "Trust" and collectively, the "Trusts"), each a statutory trust organized under the laws of the State of Delaware, hereby constitutes and appoints Nick Bonos, Michael P. Byrum and Carl G. Verboncoeur, and each of them singly, his true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of the Trusts' shares under the provisions of the Investment Company Act of 1940, as amended and/or the Securities Act of 1933, as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.

/s/ Thomas F. Lydon                             Date: 2/08/08
---------------------
Name: Thomas F. Lydon
Title: Trustee

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

May 30, 2008

VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
         ------------------------------------------------------
         FILING PURSUANT TO RULE 485(A)
         ------------------------------

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. This filing is being made for the purpose of: (i) changing the name of the NASDAQ-100(R) and Inverse NASDAQ-100(R) Strategy Funds (formerly, the OTC and Inverse OTC Strategy Funds, respectively), (ii) revising the Retailing Fund's investment objective in order to reflect a change in the Global Industry Classification Standard (GICS) retailing sector description, (iii) adding a new non-fundamental investment policy pursuant to 12(d)(1)(G)(i)(IV) to the Funds' Statement of Additional Information; (iv) revising the target allocation ranges of the Essential Portfolio Funds, and (v) revising certain of the Funds' investment strategies to reflect previous SEC comments

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please do not hesitate to contact me at
202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
-------------------
Laura E. Flores